                                                                   June 30, 2000

                              Semi-Annual Report


                             [PHOTO APPEARS HERE]




ProFunds Mutual Funds

Bull ProFund

UltraBull ProFund

UltraMid-Cap ProFund

UltraSmall-Cap ProFund

UltraOTC ProFund

UltraEurope ProFund

UltraJapan ProFund

Bear ProFund

UltraBear ProFund

UltraShort OTC ProFund

Money Market ProFund



                                                              [PROFUNDS LOGO]
                                                                ProFunds(SM)

                               Table of Contents

--------------------------------------------------------------------------------

         Letter to the Shareholders.........................................   1

         Schedules of Portfolio Investments and Financial Statements

          Bull ProFund......................................................   3

          UltraBull ProFund.................................................  12

          UltraMid-Cap ProFund..............................................  22

          UltraSmall-Cap ProFund............................................  30

          UltraOTC ProFund..................................................  43

          UltraEurope ProFund...............................................  49

          UltraJapan ProFund................................................  54

          Bear ProFund......................................................  58

          UltraBear ProFund.................................................  63

          UltraShort OTC ProFund............................................  68

          Money Market ProFund..............................................  72

         Notes to Financial Statements......................................  76




         Cash Management Portfolio

          Schedule of Portfolio Investments.................................  85

          Statement of Assets and Liabilities...............................  89

          Statement of Operations...........................................  89

          Statements of Changes in Net Assets...............................  90

          Financial Highlights..............................................  91

          Notes to Financial Statements.....................................  92

PROFUNDS

                              Shareholders' Letter

Dear ProFunds Shareholder,

  I am pleased to present the Semi-Annual Report to Shareholders of ProFunds for the six-month period ended June 30, 2000.

ProFunds Correlate . . .

  During the six-month period covered by this report, the publicly available ProFunds had daily correlation with their benchmark indexes at a level of at least 0.98 for domestic funds and 0.95 for foreign funds. With 1.00 being perfect correlation, the ProFunds did an excellent job in achieving their objectives.

  When looking at the returns of the ProFunds over a period of time, please keep in mind that a ProFund seeks to match its benchmark on a daily basis and that the return of a ProFund over a period of time may be impacted by mathematical compounding.

  For example, the return of UltraOTC was significantly greater than twice the return of its benchmark Nasdaq 100 Index in 1999, while its return was less than two times the index during the six months covered by this report. While compounding affected the actual returns of UltraOTC during both periods, the ProFund met its objective with a statistical correlation of greater than 0.99.

20 New ProFunds in Six Months . . .

  In late June we launched 17 UltraSector ProFunds benchmarked to the Dow Jones U.S. sector indexes. The UltraSector ProFunds attracted $100 million in assets in just six weeks. These new ProFunds include ten that track broad economic sectors and seven that track specific industries in which sector investors have indicated interest.

  In August we are launching the OTC ProFund, which will seek to match the daily performance of the Nasdaq 100 Index and give investors an alternative to UltraOTC ProFund. This launch was preceded by another in February of the UltraSmall-Cap, UltraMid-Cap and UltraJapan ProFunds.

  With the addition of these ProFunds, we now offer investors the widest choice of index-based mutual funds of any conventional mutual fund company.

ProFunds Become Cyber-Savvy . . .

  In January 2000 we launched a web trading system to permit investors to make exchanges among ProFunds and access account information on the internet. To this, we plan shortly to add automated telephone exchanges and to permit exchanges on the internet for multiple accounts simultaneously.

Finally . . .

  Much has been accomplished in the past six months. And we will continue to offer the products and introduce the services our investors desire. In the pages that follow you'll find a detailed discussion of ProFunds and their performance for the first six months of 2000. Please read it carefully. And please remember how deeply we appreciate your confidence and support.

Sincerely,

/s/ Michael Sapir
-----------------
Michael Sapir
Chairman

                      [This Page Intentionally Left Blank]

PROFUNDS                                       Schedule of Portfolio Investments
Bull ProFund                                                       June 30, 2000

(Unaudited)

Common Stocks (88.9%)
                                                                    Market
                                                           Shares    Value
                                                           ------ -----------
3COM Corp.*...............................................  1,387 $    79,926
Abbott Laboratories.......................................  6,175     275,173
Adaptec, Inc.*............................................    418       9,510
ADC Telecommunications, Inc.*.............................  1,197     100,398
Adobe Systems, Inc........................................    494      64,220
Advanced Micro Devices, Inc.*.............................    589      45,500
AES Corp.*................................................  1,672      76,285
Aetna, Inc. ..............................................    608      39,026
AFLAC, Inc................................................  1,083      49,750
Agilent Technologies, Inc.*...............................  1,805     133,119
Air Products & Chemicals, Inc. ...........................    950      29,272
Alberto-Culver Co.........................................    228       6,968
Albertson's, Inc. ........................................  1,710      56,858
Alcan Aluminium Ltd. .....................................    893      27,683
Alcoa, Inc. ..............................................  3,401      98,628
Allegheny Technologies, Inc. .............................    323       5,814
Allergan, Inc.............................................    532      39,634
Allied Waste Industries, Inc.*............................    741       7,410
Allstate Corp. ...........................................  3,230      71,867
Alltel Corp...............................................  1,273      78,846
Altera Corp.*.............................................    817      83,283
Alza Corp.--Class A*......................................    418      24,714
Amerada Hess Corp. .......................................    361      22,292
Ameren Corp...............................................    551      18,596
America Online, Inc.*.....................................  8,892     469,053
American Electric Power, Inc. ............................  1,273      37,713
American Express Co. .....................................  5,415     282,257
American General Corp. ...................................    988      60,268
American Greetings Corp.--Class A.........................    266       5,054
American Home Products Corp. .............................  5,282     310,318
American International Group, Inc.........................  6,251     734,492
American Power Conversion Corp.*..........................    760      31,018
Amgen, Inc.*..............................................  4,161     292,310
AMR Corp.*................................................    608      16,074
AmSouth Bancorp...........................................  1,577      24,838
Anadarko Petroleum Corp. .................................    513      25,297
Analog Devices*...........................................  1,406     106,855
Andrew Corp.*.............................................    342      11,478
Anheuser-Busch Cos., Inc. ................................  1,900     141,906
AON Corp. ................................................  1,026      31,870
Apache Corp. .............................................    456      26,819
Apple Computer, Inc.*.....................................  1,330      69,659
Applied Materials, Inc.*..................................  3,002     272,056
Archer-Daniels-Midland Co. ...............................  2,489      24,423
Armstrong Holdings, Inc. .................................    152       2,328
Ashland, Inc. ............................................    304      10,659
Associates First Capital Corp. ...........................  2,907      64,862
AT&T Corp. ............................................... 14,877     470,485
Autodesk, Inc. ...........................................    247       8,568
Automatic Data Processing, Inc. ..........................  2,508     134,334
AutoZone, Inc.*...........................................    589      12,958
Avery Dennison Corp. .....................................    456      30,609
Avon Products, Inc. ......................................    969      43,121
Baker Hughes, Inc. .......................................  1,349      43,168
Ball Corp. ...............................................    114       3,669
Bank of America Corp. ....................................  6,973     299,840
Bank of New York Co., Inc. ...............................  2,983     138,710
Bank One Corp. ...........................................  4,655     123,648

Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
Bard (C.R.) Inc. ............................................    209 $    10,058
Barrick Gold Corp. ..........................................  1,577      28,682
Bausch & Lomb, Inc. .........................................    209      16,171
Baxter International, Inc. ..................................  1,197      84,164
BB&T Corp. ..................................................  1,330      31,754
Bear Stearns Cos., Inc. .....................................    475      19,772
Becton, Dickinson & Co. .....................................  1,007      28,888
Bed Bath & Beyond, Inc.*.....................................    570      20,663
Bell Atlantic Corp. .........................................  6,403     325,352
BellSouth Corp. .............................................  7,638     325,570
Bemis Co., Inc. .............................................    209       7,028
Best Buy Co., Inc.*..........................................    817      51,675
Bestfoods....................................................  1,140      78,945
Bethlehem Steel Corp.*.......................................    532       1,895
Biogen, Inc.*................................................    646      41,667
Biomet, Inc. ................................................    456      17,528
Black & Decker Corp. ........................................    361      14,192
Block H & R Inc. ............................................    399      12,918
BMC Software, Inc.*..........................................    988      36,047
Boeing Co. ..................................................  3,857     161,271
Boise Cascade Corp. .........................................    228       5,900
Boston Scientific Corp.*.....................................  1,672      36,680
Briggs & Stratton Corp. .....................................     95       3,254
Bristol-Myers Squibb Co. ....................................  8,094     471,476
Brown-Forman Corp. ..........................................    285      15,319
Brunswick Corp. .............................................    342       5,664
Burlington Northern Santa Fe Corp. ..........................  1,691      38,787
Burlington Resources, Inc. ..................................    855      32,704
Cabletron Systems*...........................................    741      18,710
Campbell Soup Co. ...........................................  1,729      50,357
Capital One Financial Corp. .................................    798      35,611
Cardinal Health, Inc. .......................................  1,121      82,954
Carnival Corp.--Class A......................................  2,489      48,536
Caterpillar, Inc. ...........................................  1,425      48,272
Cendant Corp.*...............................................  2,869      40,166
Centex Corp. ................................................    247       5,805
CenturyTel, Inc. ............................................    570      16,388
Ceridian Corp.*..............................................    589      14,173
Charter One Financial, Inc. .................................  1,008      23,184
Chase Manhattan Corp. .......................................  4,978     229,299
Chevron Corp. ...............................................  2,660     225,600
Chubb Corp. .................................................    722      44,403
CIGNA Corp. .................................................    646      60,401
Cincinnati Financial Corp. ..................................    665      20,906
Cinergy Corp. ...............................................    646      16,433
Circuit City Stores, Inc. ...................................    817      27,114
Cisco Systems, Inc.*......................................... 26,524   1,685,931
Citigroup, Inc. ............................................. 13,604     819,640
Citrix Systems, Inc.*........................................    722      13,673
Clear Channel Communications, Inc.*..........................  1,387     104,025
Clorox Co. ..................................................    950      42,572
CMS Energy Corp. ............................................    475      10,509
Coastal Corp. ...............................................    874      53,205
Coca-Cola Co. ............................................... 10,279     590,400
Coca-Cola Enterprises, Inc. .................................  1,748      28,514
Colgate-Palmolive Co. .......................................  2,394     143,341
Columbia Energy Group........................................    342      22,444
Comcast Corp.--Special Class A*..............................  3,553     143,897

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Bull ProFund                                                       June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
Comerica, Inc. ..............................................    646 $    28,989
Compaq Computer Corp. .......................................  7,011     179,219
Computer Associates International, Inc. .....................  2,204     112,817
Computer Sciences Corp.*.....................................    684      51,086
Compuware Corp.*.............................................  1,444      14,982
Comverse Technology, Inc.*...................................    570      53,010
ConAgra, Inc. ...............................................  2,033      38,754
Conexant Systems, Inc.*......................................    779      37,879
Conoco, Inc.--Class B........................................  2,527      62,069
Conseco, Inc. ...............................................  1,330      12,968
Consolidated Edison, Inc. ...................................    893      26,455
Consolidated Stores Corp.*...................................    456       5,472
Constellation Energy Group, Inc. ............................    589      19,179
Convergys Corp.*.............................................    627      32,526
Cooper Industries, Inc. .....................................    380      12,374
Cooper Tire & Rubber Co. ....................................    285       3,171
Coors (Adolph) Co.--Class B..................................    152       9,196
Corning, Inc. ...............................................  1,007     271,764
Costco Wholesale Corp.*......................................  1,786      58,938
Countrywide Credit Industries, Inc. .........................    456      13,823
CP & L Energy, Inc. .........................................    646      20,632
Crane Co. ...................................................    266       6,467
Crown Cork & Seal Co., Inc. .................................    494       7,410
CSX Corp. ...................................................    893      18,920
Cummins Engine Co. ..........................................    171       4,660
CVS Corp. ...................................................  1,596      63,840
Dana Corp. ..................................................    665      14,090
Danaher Corp. ...............................................    589      29,119
Darden Restaurants, Inc. ....................................    532       8,645
Deere & Co. .................................................    950      35,150
Dell Computer Corp.*......................................... 10,184     502,199
Delphi Automotive Systems Corp. .............................  2,261      32,926
Delta Air Lines, Inc. .......................................    494      24,978
Deluxe Corp. ................................................    304       7,163
Dillards, Inc.--Class A......................................    380       4,655
Dollar General Corp. ........................................  1,330      25,935
Dominion Resources, Inc. ....................................    989      42,403
Donnelley (R.R.) & Sons Co. .................................    513      11,575
Dover Corp. .................................................    817      33,140
Dow Chemical Co. ............................................  2,679      80,872
Dow Jones & Co., Inc. .......................................    361      26,443
DTE Energy Co. ..............................................    589      18,001
Du Pont (E.I.) de Nemours....................................  4,180     182,875
Duke Energy Corp. ...........................................  1,482      83,548
Dun & Bradstreet Corp. ......................................    665      19,036
Eastern Enterprises..........................................    114       7,182
Eastman Chemical Co. ........................................    323      15,423
Eastman Kodak Co. ...........................................  1,311      78,005
Eaton Corp. .................................................    304      20,368
Ecolab, Inc. ................................................    532      20,781
Edison International.........................................  1,406      28,823
Edwards Lifesciences Corp.*..................................      2          46
El Paso Energy Corp. ........................................    931      47,423
Electronic Data Systems Corp. ...............................  1,938      79,943
Eli Lilly & Co. .............................................  4,389     438,351
EMC Corp.*...................................................  6,480     498,555
Emerson Electric Co. ........................................  1,767     106,683
Engelhard Corp. .............................................    513       8,753

Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
Enron Corp. .................................................  2,907 $   187,502
Entergy Corp. ...............................................  1,007      27,378
Equifax, Inc. ...............................................    570      14,963
Exxon Mobil Corp. ........................................... 13,908   1,091,777
Fannie Mae...................................................  4,180     218,144
Federated Department Stores, Inc.*...........................    855      28,856
FedEx Corp.*.................................................  1,216      46,208
Fifth Third Bancorp..........................................  1,254      79,316
First Data Corp. ............................................  1,729      85,801
First Union Corp. ...........................................  3,971      98,530
Firstar Corp. ...............................................  3,990      84,039
FirstEnergy Corp. ...........................................    931      21,762
Fleet Boston Financial Corp. ................................  3,743     127,262
Florida Progress Corp. ......................................    399      18,703
Fluor Corp. .................................................    304       9,614
FMC Corp.*...................................................    114       6,612
Ford Motor Co. ..............................................  4,883     209,968
Fort James Corp. ............................................    874      20,211
Fortune Brands, Inc. ........................................    684      15,775
FPL Group, Inc. .............................................    741      36,680
Franklin Resources, Inc. ....................................  1,007      30,588
Freddie Mac..................................................  2,812     113,886
Freeport-McMoran Copper & Gold, Inc.--Class B*...............    627       5,800
Gannett Co., Inc. ...........................................  1,140      68,186
Gap, Inc. ...................................................  3,439     107,469
Gateway, Inc.*...............................................  1,292      73,321
General Dynamics Corp. ......................................    817      42,688
General Electric Co. ........................................ 39,957   2,117,720
General Mills, Inc. .........................................  1,216      46,512
General Motors Corp. ........................................  2,128     123,557
Genuine Parts Co. ...........................................    722      14,440
Georgia Pacific Corp. .......................................    684      17,955
Gillette Co. ................................................  4,332     151,348
Global Crossing Ltd.*........................................  3,496      91,989
Golden West Financial Corp. .................................    665      27,140
Goodrich (B.F.) Co. .........................................    456      15,533
Goodyear Tire & Rubber Co. ..................................    646      12,920
GPU, Inc. ...................................................    494      13,369
Grainger (W.W.) Inc. ........................................    380      11,709
Great Atlantic & Pacific Tea Co. ............................    152       2,527
Great Lakes Chemical Corp. ..................................    228       7,182
GTE Corp. ...................................................  4,009     249,560
Guidant Corp.*...............................................  1,254      62,073
Halliburton Co. .............................................  1,805      85,173
Harcourt General, Inc. ......................................    285      15,497
Harley-Davidson, Inc. .......................................  1,254      48,279
Harrah's Entertainment, Inc.*................................    475       9,945
Hartford Financial Services Group, Inc. .....................    912      51,015
Hasbro, Inc. ................................................    684      10,303
HCA-The Healthcare Co. ......................................  2,280      69,255
Healthsouth Corp.*...........................................  1,520      10,925
Heinz (H.J.) Co. ............................................  1,444      63,175
Hercules, Inc. ..............................................    437       6,145
Hershey Foods Corp. .........................................    551      26,827
Hewlett-Packard Co. .........................................  4,085     510,114
Hilton Hotels Corp. .........................................  1,520      14,250
Home Depot, Inc. ............................................  9,386     468,712

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Bull ProFund                                                       June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
Homestake Mining Co. ........................................  1,026 $     7,054
Honeywell International, Inc. ...............................  3,173     106,890
Household International, Inc. ...............................  1,919      79,758
Humana, Inc.*................................................    665       3,242
Huntington Bancshares, Inc. .................................    931      14,721
Illinois Tool Works, Inc. ...................................  1,197      68,229
IMS Health, Inc. ............................................  1,216      21,888
Inco Ltd.*...................................................    779      11,977
Ingersoll-Rand Co. ..........................................    665      26,766
Intel Corp. ................................................. 13,547   1,811,065
International Business Machines Corp. .......................  7,258     795,205
International Flavors & Fragrances, Inc. ....................    437      13,192
International Paper Co. .....................................  1,920      57,229
Interpublic Group Cos., Inc. ................................  1,140      49,020
ITT Industries, Inc. ........................................    361      10,965
J.P. Morgan & Co. ...........................................    703      77,418
Jefferson-Pilot Corp. .......................................    437      24,663
Johnson & Johnson ...........................................  5,643     574,880
Johnson Controls, Inc. ......................................    342      17,549
K Mart Corp.*................................................  1,976      13,462
Kansas City Southern Industries, Inc. .......................    456      40,442
Kaufman & Broad Home Corp. ..................................    190       3,764
Kellogg Co. .................................................  1,634      48,612
Kerr-McGee Corp. ............................................    380      22,396
KeyCorp......................................................  1,824      32,148
Kimberly-Clark Corp. ........................................  2,204     126,455
KLA-Tencor Corp.*............................................    722      42,282
Knight Ridder, Inc. .........................................    304      16,169
Kohls Corp.*.................................................  1,330      73,981
Kroger Co.*..................................................  3,363      74,196
Leggett & Platt, Inc. .......................................    798      13,167
Lexmark International Group, Inc.*...........................    513      34,499
Limited, Inc. ...............................................  1,748      37,801
Lincoln National Corp. ......................................    798      28,828
Linear Technology Corp. .....................................  1,235      78,963
Liz Claiborne, Inc. .........................................    209       7,367
Lockheed Martin Corp. .......................................  1,596      39,601
Loews Corp. .................................................    437      26,220
Longs Drug Stores, Inc. .....................................    152       3,306
Louisiana-Pacific Corp. .....................................    437       4,752
Lowe's Cos., Inc. ...........................................  1,539      63,195
LSI Logic Corp.*.............................................  1,216      65,816
Lucent Technologies, Inc. ................................... 12,673     750,875
Mallinckrodt, Inc. ..........................................    285      12,380
Manor Care, Inc.*............................................    418       2,926
Marriott International, Inc.--Class A........................  1,007      36,315
Marsh & McLennan Cos., Inc. .................................  1,083     113,105
Masco Corp. .................................................  1,824      32,946
Mattel, Inc. ................................................  1,691      22,300
Maxim Integrated Products, Inc.*.............................  1,140      77,449
May Department Stores Co. ...................................  1,349      32,376
Maytag Corp. ................................................    304      11,210
MBIA, Inc. ..................................................    418      20,142
MBNA Corp. ..................................................  3,249      88,129
McDermott International, Inc.................................    247       2,177
McDonald's Corp. ............................................  5,453     179,607
McGraw-Hill Cos., Inc........................................    798      43,092
McKesson HBOC, Inc. .........................................  1,140      23,869

Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
Mead Corp. ..................................................    418 $    10,555
MediaOne Group, Inc.*........................................  2,620     173,742
MedImmune, Inc.*.............................................    882      65,268
Medtronic, Inc. .............................................  4,807     239,449
Mellon Financial Corp. ......................................  2,071      75,462
Merck & Co., Inc. ...........................................  9,500     727,938
Mercury Interactive Corp.*...................................    323      31,250
Meredith Corp. ..............................................    209       7,054
Merrill Lynch & Co., Inc. ...................................  1,501     172,615
MGIC Investment Corp. .......................................    437      19,884
Micron Technology, Inc.*.....................................  2,166     190,743
Microsoft Corp.*............................................. 21,014   1,681,120
Millipore Corp. .............................................    190      14,321
Minnesota Mining & Mfg. Co. .................................  1,634     134,804
Molex, Inc. .................................................    797      38,356
Morgan Stanley, Dean Witter & Co. ...........................  4,522     376,456
Motorola, Inc. ..............................................  8,664     251,798
Nabisco Group Holdings Corp. ................................  1,330      34,497
National City Corp. .........................................  2,508      42,793
National Semiconductor Corp.*................................    703      39,895
National Service Industries, Inc. ...........................    152       2,964
Navistar International Corp.*................................    266       8,263
NCR Corp.*...................................................    380      14,796
Network Appliance, Inc.*.....................................  1,254     100,947
New Century Energies, Inc. ..................................    475      14,250
New York Times Co.--Class A..................................    684      27,018
Newell Rubbermaid, Inc. .....................................  1,159      29,844
Newmont Mining Corp. ........................................    684      14,792
Nextel Communications, Inc.--Class A*........................  3,078     188,335
Niagara Mohawk Holdings, Inc.*...............................    684       9,533
Nicor, Inc. .................................................    190       6,199
Nike, Inc.--Class B..........................................  1,159      46,143
Nordstrom, Inc. .............................................    570      13,751
Norfolk Southern Corp. ......................................  1,520      22,610
Nortel Networks Corp. ....................................... 11,058     754,708
Northern States Power Co. ...................................    627      12,658
Northern Trust Corp. ........................................    893      58,101
Northrop Grumman Corp. ......................................    285      18,881
Novell, Inc.*................................................  1,368      12,654
Novellus Systems, Inc.*......................................    567      32,071
Nucor Corp. .................................................    361      11,981
Occidental Petroleum Corp. ..................................  1,501      31,615
Office Depot, Inc.*..........................................  1,330       8,313
Old Kent Financial Corp. ....................................    496      13,275
Omnicom Group................................................    722      64,303
Oneok, Inc. .................................................    114       2,957
Oracle Corp.*................................................ 11,894     999,839
Owens-Corning Fiberglass Corp. ..............................    228       2,109
Owens-Illinois, Inc.*........................................    608       7,106
PACCAR, Inc. ................................................    323      12,819
Pactiv Corp.*................................................    684       5,387
Paine Webber Group, Inc. ....................................    589      26,800
Pall Corp. ..................................................    513       9,491
Parametric Technology Corp.*.................................  1,102      12,122
Parker Hannifin Corp. .......................................    456      15,618
Paychex, Inc. ...............................................  1,539      64,638
PE Corp.-PE Biosystems Group.................................    855      56,323
PECO Energy Co. .............................................    665      26,808

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Bull ProFund                                                       June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
Penney (J.C.) Co. ...........................................  1,045 $    19,267
Peoples Energy Corp. ........................................    133       4,306
Peoplesoft, Inc.*............................................  1,007      16,867
PepsiCo, Inc. ...............................................  5,928     263,426
PerkinElmer, Inc. ...........................................    190      12,564
Pfizer, Inc. ................................................ 24,947   1,197,455
PG&E Corp. ..................................................  1,539      37,898
Pharmacia Corp. .............................................  5,054     261,229
Phelps Dodge Corp. ..........................................    323      12,012
Philip Morris Cos., Inc. ....................................  9,519     252,849
Phillips Petroleum Co. ......................................  1,026      52,005
Pinnacle West Capital Corp. .................................    342      11,585
Pitney Bowes, Inc. ..........................................  1,083      43,320
Placer Dome, Inc. ...........................................  1,292      12,355
PNC Bank Corp. ..............................................  1,197      56,109
Polaroid Corp. ..............................................    171       3,089
Potlatch Corp................................................    114       3,776
PPG Industries, Inc. ........................................    703      31,152
PPL Corp. ...................................................    589      12,921
Praxair, Inc.................................................    646      24,185
Price (T. Rowe) Associates, Inc. ............................    494      20,995
Procter & Gamble Co. ........................................  5,320     304,569
Progressive Corp. ...........................................    304      22,496
Providian Financial Corp. ...................................    589      53,010
Public Service Enterprise Group, Inc. .......................    893      30,920
Pulte Corp. .................................................    171       3,698
Quaker Oats Co. .............................................    551      41,394
Qualcomm, Inc.*..............................................  2,736     164,160
Quintiles Transnational Corp.*...............................    475       6,709
RadioShack Corp. ............................................    779      36,905
Ralston-Ralston Purina Group.................................  1,311      26,138
Raytheon Co.--Class B........................................  1,368      26,334
Reebok International Ltd.*...................................    228       3,634
Regions Financial Corp. .....................................    893      17,748
Reliant Energy, Inc. ........................................  1,197      35,386
Rite Aid Corp................................................  1,045       6,858
Rockwell International Corp. ................................    779      24,539
Rohm & Haas Co. .............................................    874      30,153
Rowan Cos., Inc.*............................................    380      11,543
Royal Dutch Petroleum Co.--ADR...............................  8,626     531,037
Russell Corp. ...............................................    133       2,660
Ryder System, Inc. ..........................................    228       4,318
Sabre Holdings Corp.*........................................    513      14,621
Safeco Corp. ................................................    532      10,574
Safeway, Inc.*...............................................  2,071      93,454
Sanmina Corp.*...............................................    513      43,862
Sapient Corp.*...............................................    228      24,382
Sara Lee Corp. ..............................................  3,705      71,553
SBC Communications, Inc. .................................... 13,870     599,878
Schering-Plough Corp. .......................................  5,985     302,243
Schlumberger Ltd. ...........................................  2,261     168,727
Schwab (Charles) Corp. ......................................  4,959     166,746
Scientific-Atlanta, Inc. ....................................    646      48,127
Seagate Technology, Inc.*....................................    855      47,025
Seagram Co., Ltd. ...........................................  1,748     101,384
Sealed Air Corp.*............................................    342      17,912
Sears, Roebuck & Co. ........................................  1,539      50,210
Sempra Energy................................................    817      13,889

Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
Sherwin-Williams Co. ........................................   665  $    14,090
Siebel Systems, Inc.*........................................   779      127,415
Sigma-Aldrich Corp. .........................................   342       10,004
SLM Holding Corp. ...........................................   646       24,185
Snap-On, Inc. ...............................................   247        6,576
Solectron Corp.*............................................. 2,375       99,453
Southern Co. ................................................ 2,755       64,226
SouthTrust Corp. ............................................   684       15,476
Southwest Airlines Co. ...................................... 2,033       38,500
Springs Industries, Inc.--Class A............................    76        2,446
Sprint Corp. (FON Group)..................................... 3,515      179,265
Sprint Corp. (PCS Group)*.................................... 3,496      208,012
St. Jude Medical, Inc.*......................................   342       15,689
St. Paul Companies, Inc. ....................................   836       28,529
Stanley Works................................................   361        8,574
Staples, Inc.*............................................... 1,900       29,213
Starbucks Corp.*.............................................   760       29,023
State Street Corp. ..........................................   646       68,516
Summit Bancorp...............................................   703       17,311
Sun Microsystems, Inc.*...................................... 6,346      577,089
Sunoco, Inc. ................................................   361       10,627
SunTrust Banks, Inc. ........................................ 1,292       59,028
SuperValu, Inc. .............................................   513        9,779
Synovus Financial Corp. ..................................... 1,121       19,758
Sysco Corp. ................................................. 1,330       56,026
Target Corp.................................................. 1,805      104,690
Tektronix, Inc. .............................................   190       14,060
Tellabs, Inc.*............................................... 1,634      111,827
Temple-Inland, Inc. .........................................   228        9,576
Tenet Healthcare Corp.*...................................... 1,292       34,884
Teradyne, Inc.*..............................................   684       50,274
Texaco, Inc. ................................................ 2,242      119,387
Texas Instruments, Inc. ..................................... 6,536      448,942
Textron, Inc. ...............................................   608       33,022
Thermo Electron Corp.*.......................................   646       13,606
Thomas & Betts Corp. ........................................   228        4,361
Tiffany & Co. ...............................................   285       19,238
Time Warner, Inc. ........................................... 5,206      395,656
Timken Co. ..................................................   247        4,600
TJX Cos., Inc. .............................................. 1,254       23,513
Torchmark Corp. .............................................   532       13,134
Tosco Corp. .................................................   589       16,676
Toys R Us, Inc.*.............................................   855       12,451
Transocean Sedco Forex, Inc. ................................   873       46,651
Tribune Co. ................................................. 1,654       57,875
Tricon Global Restaurants, Inc.*.............................   627       17,713
TRW, Inc. ...................................................   494       21,427
Tupperware Corp. ............................................   228        5,016
TXU Corp. ................................................... 1,121       33,070
Tyco International Ltd. ..................................... 6,973      330,345
U.S. Bancorp................................................. 2,983       57,423
Unicom Corp. ................................................   703       27,197
Unilever NV--ADR............................................. 2,337      100,491
Union Carbide Corp. .........................................   532       26,334
Union Pacific Corp. ......................................... 1,007       37,448
Union Pacific Resources Group................................ 1,026       22,572
Union Planters Corp. ........................................   570       15,924
Unisys Corp.*................................................ 1,254       18,261

              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
Bull ProFund                                                      June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                       Market
                                                            Shares      Value
                                                          ---------- -----------
United Technologies Corp. ...............................      1,957 $   115,218
UnitedHealth Group, Inc. ................................        684      58,653
Unocal Corp. ............................................        988      32,728
UnumProvident Corp. .....................................      1,026      20,584
US Airways Group, Inc.*..................................        285      11,115
US West, Inc. ...........................................      2,052     175,959
UST, Inc. ...............................................        703      10,325
USX-Marathon Group, Inc. ................................      1,273      31,905
USX-U.S. Steel Group, Inc. ..............................        361       6,701
Veritas Software Corp.*..................................      1,558     176,078
VF Corp. ................................................        475      11,311
Viacom, Inc.--Class B*...................................      6,042     411,989
Visteon Corp.*...........................................        639       7,752
Vulcan Materials Co. ....................................        418      17,843
W.R. Grace & Co.*........................................        266       3,225
Wachovia Corp. ..........................................        817      44,322
Wal-Mart Stores, Inc. ...................................     17,974   1,035,751
Walgreen Co. ............................................      4,028     129,651
Walt Disney Co. .........................................      8,322     322,998
Washington Mutual, Inc. .................................      2,318      66,932
Waste Management, Inc. ..................................      2,470      46,930
Watson Pharmaceuticals, Inc.*............................        399      21,446
Wellpoint Health Networks, Inc.*.........................        266      19,268
Wells Fargo & Co. .......................................      6,669     258,424
Wendy's International, Inc. .............................        494       8,799
Westvaco Corp. ..........................................        399       9,900
Weyerhaeuser Co. ........................................        950      40,850
Whirlpool Corp. .........................................        304      14,174
Willamette Industries, Inc. .............................        456      12,426
Williams Cos., Inc. .....................................      1,786      74,454
Winn-Dixie Stores, Inc. .................................        608       8,702
WorldCom, Inc.*..........................................     11,438     524,718
Worthington Industries, Inc. ............................        342       3,591
Wrigley (WM.) JR Co. ....................................        475      38,089
Xerox Corp. .............................................      2,717      56,378
Xilinx, Inc.*............................................      1,292     106,671
Yahoo!, Inc.*............................................      2,147     265,960
Young & Rubicam, Inc.....................................        285      16,298
                                                                     -----------
TOTAL COMMON STOCKS
 (Cost $50,521,106)......................................             50,220,639
                                                                     -----------
U.S. Treasury Notes (10.0%)
                                                          Principal
                                                            Amount
                                                          ----------
U.S. Treasury Note,
 4.50%, 09/30/00......................................... $5,702,000   5,679,727
                                                                     -----------
TOTAL U.S. TREASURY NOTES
 (Cost $5,679,969).......................................              5,679,727
                                                                     -----------
TOTAL INVESTMENTS
 (Cost $56,201,075)(a) (98.9%)...........................             55,900,366
Other assets in excess of
 liabilities (1.1%)......................................                641,333
                                                                     -----------
TOTAL NET ASSETS (100.0%)................................            $56,541,699
                                                                     ===========

-----
Percentages indicated are based on net assets of $56,541,699.

Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Loss
                                                          --------- ----------
S&P 500 Future Contract expiring September 2000
 (Underlying face amount at value $2,939,000)............      8     $(52,590)

-----
 * Non-income producing
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..  $ 1,862,741
      Unrealized depreciation..   (2,163,450)
                                 -----------
      Net unrealized
       depreciation............  $  (300,709)
                                 ===========
ADR--American Depositary Receipt

The Bull ProFund's investment concentration based on net assets, by industry, as of June 30, 2000, was as follows:

Aerospace & Defense.......................................................  0.9%
Airlines..................................................................  0.2%
Automotive................................................................  0.8%
Banking...................................................................  4.1%
Biotechnology.............................................................  0.6%
Building & Construction...................................................  0.1%
Business Services.........................................................  0.9%
Chemicals.................................................................  0.8%
Computer Services.........................................................  0.4%
Computer Software.........................................................  6.8%
Computers.................................................................  9.5%
Consumer Products.........................................................  1.8%
Containers & Packaging....................................................  0.1%
Diversified...............................................................  0.2%
Electrical & Electronic...................................................  1.6%
Energy & Utilities........................................................  7.0%
Environmental Services....................................................  0.1%
Financial Services........................................................  4.7%
Food & Beverage...........................................................  3.2%
Health Care...............................................................  2.3%
Home Furnishings..........................................................  0.1%
Insurance.................................................................  2.8%
Machinery & Equipment.....................................................  5.4%
Media.....................................................................  3.4%
Metals & Mining...........................................................  0.4%
Office Equipment & Supplies...............................................  0.2%
Paper & Forest Products...................................................  0.3%
Pharmaceuticals...........................................................  7.4%
Retail & Wholesale........................................................  5.5%
Semiconductors............................................................  5.6%
Telecommunications........................................................ 10.4%
Textiles & Apparel........................................................  0.1%
Tobacco...................................................................  0.5%
Toys......................................................................  0.1%
Transportation............................................................  0.4%
Travel & Entertainment....................................................  0.2%
Other..................................................................... 11.1%

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2000

Assets:
 Investments, at value (cost $56,201,075).........................  $55,900,366
 Cash.............................................................      452,299
 Variation margin on futures contracts............................       48,450
 Dividends and interest receivable................................      103,729
 Receivable for investments sold..................................       13,021
 Prepaid expenses.................................................       93,619
 Deferred organization costs......................................          417
                                                                    -----------
  Total Assets....................................................   56,611,901
Liabilities:
 Advisory fees payable............................................       42,248
 Management servicing fees payable................................        8,450
 Administration fees payable......................................          364
 Shareholder servicing fees payable--Service Class................       19,140
                                                                    -----------
  Total Liabilities...............................................       70,202
                                                                    -----------
Net Assets........................................................  $56,541,699
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $63,551,883
 Accumulated undistributed net investment income..................      247,018
 Accumulated net realized losses on investments and futures
  contracts.......................................................   (6,903,903)
 Net unrealized depreciation on investments and futures
  contracts.......................................................     (353,299)
                                                                    -----------
Total Net Assets..................................................  $56,541,699
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $46,443,400
 Shares of Beneficial Interest Outstanding........................      656,733
 Net Asset Value (offering and redemption price per share)........  $     70.72
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $10,098,299
 Shares of Beneficial Interest Outstanding........................      145,689
 Net Asset Value (offering and redemption price per share)........  $     69.31
                                                                    ===========

 Statement of Operations
                                          For the six months ended June 30, 2000

Investment Income:
 Interest.........................................................  $   542,735
 Dividends (net of foreign taxes of $448).........................      338,962
                                                                    -----------
  Total Income....................................................      881,697
Expenses:
 Advisory fees....................................................      294,195
 Management servicing fees........................................       58,840
 Administration fees..............................................       34,357
 Shareholder servicing fees--Service Class........................       73,499
 Custody fees.....................................................      113,167
 Transfer agent fees..............................................       37,302
 Fund accounting fees.............................................       21,430
 Registration and filing fees.....................................       18,900
 Other fees.......................................................        7,475
                                                                    -----------
  Total expenses..................................................      659,165
                                                                    -----------
Net Investment Income.............................................      222,532
                                                                    -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and futures contracts.........   (5,015,676)
 Net change in unrealized depreciation on investments and futures
  contracts.......................................................   (4,271,673)
                                                                    -----------
  Net realized and unrealized losses on investments and futures
   contracts......................................................   (9,287,349)
                                                                    -----------
Decrease In Net Assets Resulting from Operations..................  $(9,064,817)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

 Statements of Changes in Net Assets

                                                 For the            For the
                                             six months ended     year ended
                                              June 30, 2000    December 31, 1999
                                             ----------------  -----------------
                                               (Unaudited)
Change in Net Assets:
Operations:
 Net investment income.....................  $       222,532    $      587,796
 Net realized gains/(losses) on investments
  and futures contracts....................       (5,015,676)        6,369,071
 Net change in unrealized
  appreciation/(depreciation) on
  investments and futures contracts........       (4,271,673)        3,648,135
                                             ---------------    --------------
 Net increase/(decrease) in net assets
  resulting from operations................       (9,064,817)       10,605,002
Distributions to Shareholders from:
 Net investment income
 Investor shares...........................               --           (38,777)
 Service shares............................               --                --
 Net realized gains on investments and
  futures contracts
 Investor shares...........................               --           (16,650)
 Service shares............................               --            (4,521)
                                             ---------------    --------------
 Net decrease in net assets resulting from
  distributions............................               --           (59,948)
Capital Share Transactions:
 Proceeds from shares issued...............    1,874,759,248     1,102,913,666
 Dividends reinvested......................               --            57,733
 Cost of shares redeemed...................   (1,956,240,381)     (974,562,273)
                                             ---------------    --------------
 Net increase/(decrease) in net assets
  resulting from capital share
  transactions.............................      (81,481,133)      128,409,126
                                             ---------------    --------------
 Total increase/(decrease) in net assets...      (90,545,950)      138,954,180
Net Assets:
 Beginning of period.......................      147,087,649         8,133,469
                                             ---------------    --------------
 End of period.............................  $    56,541,699    $  147,087,649
                                             ===============    ==============

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                   Investor Class
                         -----------------------------------------------------------------------
                            For the                                             For the period
                          six months            For the           For the      from December 2,
                             ended            year ended        year ended        1997(a) to
                         June 30, 2000     December 31, 1999 December 31, 1998 December 31, 1997
                         -------------     ----------------- ----------------- -----------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....  $     73.20        $      62.48       $    49.45          $ 50.00
                          -----------        ------------       ----------          -------
 Net investment income..         0.36                0.34             1.63(b)          0.10
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....        (2.84)              10.41            11.49            (0.65)
                          -----------        ------------       ----------          -------
 Total income/(loss)
  from investment
  operations............        (2.48)              10.75            13.12            (0.55)
                          -----------        ------------       ----------          -------
Distribution to
 Shareholders from:
 Net investment income..           --               (0.02)           (0.04)              --
 Net realized gain on
  investments and
  futures contracts.....           --               (0.01)           (0.05)              --
                          -----------        ------------       ----------          -------
 Total distributions....           --               (0.03)           (0.09)              --
                          -----------        ------------       ----------          -------
Net Asset Value, End of
 Period.................  $     70.72        $      73.20       $    62.48          $ 49.45
                          ===========        ============       ==========          =======
Total Return............        (3.39)%(c)          17.18%           26.57%           (1.10)%(c)
Ratios/Supplemental Data:
Net assets, end of
 period.................  $46,443,400        $116,208,049       $7,543,922          $46,281
Ratio of expenses to
 average net assets.....         1.49%(d)            1.40%            1.63%            1.33%(d)
Ratio of net investment
 income to average net
 assets.................         0.70%(d)            1.96%            2.84%            2.97%(d)
Ratio of expenses to
 average net assets*....         1.49%(d)            1.53%            2.40%          423.48%(d)
Portfolio turnover(e)...         2994%               1288%              --               --

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Not annualized.
(d)Annualized.
(e)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS
Bull ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                    Service Class
                         -----------------------------------------------------------------------
                            For the                                             For the period
                          six months            For the           For the      from December 2,
                             ended            year ended        year ended        1997(a) to
                         June 30, 2000     December 31, 1999 December 31, 1998 December 31, 1997
                         -------------     ----------------- ----------------- -----------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....  $     72.01         $     62.12        $  49.45           $50.00
                          -----------         -----------        --------           ------
 Net investment
  income/(loss).........         0.01                0.11            1.08(b)            --
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....        (2.71)               9.79           11.64            (0.55)
                          -----------         -----------        --------           ------
 Total income/(loss)
  from investment
  operations............        (2.70)               9.90           12.72            (0.55)
                          -----------         -----------        --------           ------
Distribution to
 Shareholders from:
 Net investment income..           --                  --             -- (c)            --
 Net realized gain on
  investments and
  futures contracts.....           --               (0.01)          (0.05)              --
                          -----------         -----------        --------           ------
 Total distributions....           --               (0.01)          (0.05)              --
                          -----------         -----------        --------           ------
Net Asset Value, End of
 Period.................  $     69.31         $     72.01        $  62.12           $49.45
                          ===========         ===========        ========           ======
Total Return............        (3.75)%(d)          15.97%          25.68%           (1.10)%(d)
Ratios/Supplemental Data:
Net assets, end of
 period.................  $10,098,299         $30,879,600        $589,547           $   10
Ratio of expenses to
 average net assets.....         2.51%(e)            2.35%           2.67%            1.33%(e)
Ratio of net investment
 income/(loss) to
 average net assets.....        (0.02)%(e)           0.70%           1.89%             -- (e)
Ratio of expenses to
 average net assets*....         2.51%(e)            2.48%           3.30%          424.48%(e)
Portfolio turnover(f)...         2994%               1288%             --               --

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Distribution per share was less than $0.005.
(d)Not annualized.
(e)Annualized.
(f)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                                  June 30, 2000

(Unaudited)

Common Stocks (83.0%)
                                                                         Market
                                                             Shares      Value
                                                             ------      ------
3COM Corp.*.................................................  3,942 $    227,158
Abbott Laboratories......................................... 17,550      782,072
Adaptec, Inc.*..............................................  1,188       27,027
ADC Telecommunications, Inc.*...............................  3,402      285,343
Adobe Systems, Inc. ........................................  1,404      182,520
Advanced Micro Devices, Inc.*...............................  1,674      129,317
AES Corp.*..................................................  4,752      216,809
Aetna, Inc. ................................................  1,728      110,916
AFLAC, Inc. ................................................  3,078      141,396
Agilent Technologies, Inc.*.................................  5,130      378,342
Air Products & Chemicals, Inc. .............................  2,700       83,194
Alberto-Culver Co. .........................................    648       19,805
Albertson's, Inc. ..........................................  4,860      161,595
Alcan Aluminium Ltd. .......................................  2,538       78,678
Alcoa, Inc. ................................................  9,666      280,313
Allegheny Technologies, Inc. ...............................    918       16,524
Allergan, Inc. .............................................  1,512      112,644
Allied Waste Industries, Inc.*..............................  2,106       21,060
Allstate Corp. .............................................  9,180      204,255
Alltel Corp. ...............................................  3,618      224,090
Altera Corp.*...............................................  2,322      236,699
Alza Corp.--Class A*........................................  1,188       70,241
Amerada Hess Corp. .........................................  1,026       63,356
Ameren Corp. ...............................................  1,566       52,853
America Online, Inc.*....................................... 25,272    1,333,098
American Electric Power, Inc. ..............................  3,618      107,183
American Express Co. ....................................... 15,390      802,204
American General Corp. .....................................  2,808      171,288
American Greetings Corp.--Class A...........................    756       14,364
American Home Products Corp. ............................... 15,012      881,955
American International Group, Inc. ......................... 17,766    2,087,504
American Power Conversion Corp.*............................  2,160       88,155
Amgen, Inc.*................................................ 11,826      830,777
AMR Corp.*..................................................  1,728       45,684
AmSouth Bancorp.............................................  4,482       70,592
Anadarko Petroleum Corp. ...................................  1,458       71,898
Analog Devices*.............................................  3,996      303,695
Andrew Corp.*...............................................    972       32,623
Anheuser-Busch Cos., Inc. ..................................  5,400      403,312
AON Corp. ..................................................  2,916       90,578
Apache Corp. ...............................................  1,296       76,221
Apple Computer, Inc.*.......................................  3,780      197,978
Applied Materials, Inc.*....................................  8,532      773,213
Archer-Daniels-Midland Co. .................................  7,074       69,414
Armstrong Holdings, Inc. ...................................    432        6,615
Ashland, Inc. ..............................................    864       30,294
Associates First Capital Corp. .............................  8,262      184,346
AT&T Corp. ................................................. 42,282    1,337,168
Autodesk, Inc. .............................................    702       24,351
Automatic Data Processing, Inc. ............................  7,128      381,793
AutoZone, Inc.*.............................................  1,674       36,828
Avery Dennison Corp. .......................................  1,296       86,994
Avon Products, Inc. ........................................  2,754      122,553
Baker Hughes, Inc. .........................................  3,834      122,688
Ball Corp. .................................................    324       10,429
Bank of America Corp. ...................................... 19,818      852,173
Bank of New York Co., Inc. .................................  8,478      394,226
Bank One Corp. ............................................. 13,230      351,421

Common Stocks, continued
                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Bard (C.R.) Inc. ...........................................    594 $     28,586
Barrick Gold Corp. .........................................  4,482       81,516
Bausch & Lomb, Inc. ........................................    594       45,961
Baxter International, Inc. .................................  3,402      239,203
BB&T Corp. .................................................  3,780       90,248
Bear Stearns Cos., Inc. ....................................  1,350       56,194
Becton, Dickinson & Co. ....................................  2,862       82,104
Bed Bath & Beyond, Inc.*....................................  1,620       58,725
Bell Atlantic Corp. ........................................ 18,198      924,686
BellSouth Corp. ............................................ 21,708      925,304
Bemis Co., Inc. ............................................    594       19,973
Best Buy Co., Inc.*.........................................  2,322      146,867
Bestfoods ..................................................  3,240      224,370
Bethlehem Steel Corp.*......................................  1,512        5,387
Biogen, Inc.*...............................................  1,836      118,422
Biomet, Inc. ...............................................  1,296       49,815
Black & Decker Corp. .......................................  1,026       40,335
Block H & R Inc. ...........................................  1,134       36,713
BMC Software, Inc.*.........................................  2,808      102,448
Boeing Co. ................................................. 10,962      458,348
Boise Cascade Corp. ........................................    648       16,767
Boston Scientific Corp.*....................................  4,752      104,247
Briggs & Stratton Corp. ....................................    270        9,248
Bristol-Myers Squibb Co. ................................... 23,004    1,339,983
Brown-Forman Corp. .........................................    810       43,538
Brunswick Corp. ............................................    972       16,099
Burlington Northern Santa Fe Corp. .........................  4,806      110,238
Burlington Resources, Inc. .................................  2,430       92,948
Cabletron Systems*..........................................  2,106       53,177
Campbell Soup Co. ..........................................  4,914      143,120
Capital One Financial Corp. ................................  2,268      101,210
Cardinal Health, Inc. ......................................  3,186      235,764
Carnival Corp.--Class A.....................................  7,074      137,942
Caterpillar, Inc. ..........................................  4,050      137,194
Cendant Corp.*..............................................  8,154      114,156
Centex Corp. ...............................................    702       16,497
CenturyTel, Inc. ...........................................  1,620       46,575
Ceridian Corp.*.............................................  1,674       40,281
Charter One Financial, Inc. ................................  2,112       48,576
Chase Manhattan Corp. ...................................... 14,148      651,691
Chevron Corp. ..............................................  7,560      641,182
Chubb Corp. ................................................  2,052      126,198
CIGNA Corp. ................................................  1,836      171,666
Cincinnati Financial Corp. .................................  1,890       59,417
Cinergy Corp. ..............................................  1,836       46,703
Circuit City Stores, Inc. ..................................  2,322       77,061
Cisco Systems, Inc.*........................................ 75,384    4,791,595
Citigroup, Inc. ............................................ 38,664    2,329,505
Citrix Systems, Inc.*.......................................  2,052       38,860
Clear Channel Communications, Inc.*.........................  3,942      295,650
Clorox Co. .................................................  2,700      120,994
CMS Energy Corp. ...........................................  1,350       29,869
Coastal Corp. ..............................................  2,484      151,214
Coca-Cola Co. .............................................. 29,214    1,677,978
Coca-Cola Enterprises, Inc. ................................  4,968       81,041
Colgate-Palmolive Co. ......................................  6,804      407,390
Columbia Energy Group ......................................    972       63,788
Comcast Corp.--Special Class A*............................. 10,098      408,969

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                                  June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                       Market
                                                             Shares    Value
                                                             ------ ------------
Comerica, Inc. .............................................  1,836 $     82,391
Compaq Computer Corp. ...................................... 19,926      509,358
Computer Associates International, Inc. ....................  6,264      320,639
Computer Sciences Corp.*....................................  1,944      145,192
Compuware Corp.*............................................  4,104       42,579
Comverse Technology, Inc.*..................................  1,620      150,660
ConAgra, Inc. ..............................................  5,778      110,143
Conexant Systems, Inc.*.....................................  2,214      107,656
Conoco, Inc.--Class B ......................................  7,182      176,408
Conseco, Inc. ..............................................  3,780       36,855
Consolidated Edison, Inc. ..................................  2,538       75,188
Consolidated Stores Corp.*..................................  1,296       15,552
Constellation Energy Group, Inc. ...........................  1,674       54,510
Convergys Corp.*............................................  1,782       92,441
Cooper Industries, Inc. ....................................  1,080       35,168
Cooper Tire & Rubber Co. ...................................    810        9,011
Coors (Adolph) Co.--Class B.................................    432       26,136
Corning, Inc. ..............................................  2,862      772,382
Costco Wholesale Corp.*.....................................  5,076      167,508
Countrywide Credit Industries, Inc. ........................  1,296       39,285
CP & L Energy, Inc. ........................................  1,836       58,637
Crane Co. ..................................................    756       18,380
Crown Cork & Seal Co., Inc. ................................  1,404       21,060
CSX Corp. ..................................................  2,538       53,774
Cummins Engine Co. .........................................    486       13,244
CVS Corp. ..................................................  4,536      181,440
Dana Corp. .................................................  1,890       40,044
Danaher Corp. ..............................................  1,674       82,758
Darden Restaurants, Inc. ...................................  1,512       24,570
Deere & Co. ................................................  2,700       99,900
Dell Computer Corp.*........................................ 28,944    1,427,301
Delphi Automotive Systems Corp. ............................  6,426       93,579
Delta Air Lines, Inc. ......................................  1,404       70,990
Deluxe Corp. ...............................................    864       20,358
Dillards, Inc.--Class A.....................................  1,080       13,230
Dollar General Corp. .......................................  3,780       73,710
Dominion Resources, Inc. ...................................  2,809      120,436
Donnelley (R.R.) & Sons Co. ................................  1,458       32,896
Dover Corp. ................................................  2,322       94,186
Dow Chemical Co. ...........................................  7,614      229,848
Dow Jones & Co., Inc. ......................................  1,026       75,155
DTE Energy Co. .............................................  1,674       51,162
Du Pont (E.I.) de Nemours................................... 11,880      519,749
Duke Energy Corp. ..........................................  4,212      237,451
Dun & Bradstreet Corp. .....................................  1,890       54,101
Eastern Enterprises.........................................    324       20,412
Eastman Chemical Co. .......................................    918       43,835
Eastman Kodak Co. ..........................................  3,726      221,697
Eaton Corp. ................................................    864       57,888
Ecolab, Inc. ...............................................  1,512       59,063
Edison International .......................................  3,996       81,918
El Paso Energy Corp. .......................................  2,646      134,781
Electronic Data Systems Corp. ..............................  5,508      227,204
Eli Lilly & Co. ............................................ 12,474    1,245,841
EMC Corp.*.................................................. 23,328    1,794,797
Emerson Electric Co. .......................................  5,022      303,203
Engelhard Corp. ............................................  1,458       24,877
Enron Corp. ................................................  8,262      532,898

Common Stocks, continued
                                                                       Market
                                                             Shares    Value
                                                             ------ ------------
Entergy Corp. .............................................   2,862 $     77,811
Equifax, Inc. .............................................   1,620       42,525
Exxon Mobil Corp. .........................................  39,528    3,102,947
Fannie Mae.................................................  11,880      619,988
Federated Department Stores, Inc.*.........................   2,430       82,013
FedEx Corp.*...............................................   3,456      131,327
Fifth Third Bancorp .......................................   3,564      225,423
First Data Corp. ..........................................   4,914      243,857
First Union Corp. .........................................  11,286      280,033
Firstar Corp. .............................................  11,340      238,849
FirstEnergy Corp. .........................................   2,646       61,850
Fleet Boston Financial Corp. ..............................  10,638      361,691
Florida Progress Corp. ....................................   1,134       53,156
Fluor Corp. ...............................................     864       27,324
FMC Corp.*.................................................     324       18,792
Ford Motor Co. ............................................  13,878      596,754
Fort James Corp. ..........................................   2,484       57,443
Fortune Brands, Inc. ......................................   1,944       44,834
FPL Group, Inc. ...........................................   2,106      104,247
Franklin Resources, Inc. ..................................   2,862       86,933
Freddie Mac................................................   7,992      323,676
Freeport-McMoran Copper & Gold, Inc.--Class B*.............   1,782       16,484
Gannett Co., Inc. .........................................   3,240      193,793
Gap, Inc. .................................................   9,774      305,438
Gateway, Inc.*.............................................   3,672      208,386
General Dynamics Corp. ....................................   2,322      121,325
General Electric Co. ...................................... 113,562    6,018,785
General Mills, Inc. .......................................   3,456      132,192
General Motors Corp. ......................................   6,048      351,162
Genuine Parts Co. .........................................   2,052       41,040
Georgia Pacific Corp. .....................................   1,944       51,030
Gillette Co. ..............................................  12,312      430,150
Global Crossing Ltd.*......................................   9,936      261,441
Golden West Financial Corp. ...............................   1,890       77,136
Goodrich (B.F.) Co. .......................................   1,296       44,145
Goodyear Tire & Rubber Co. ................................   1,836       36,720
GPU, Inc. .................................................   1,404       37,996
Grainger (W.W.) Inc. ......................................   1,080       33,278
Great Atlantic & Pacific Tea Co. ..........................     432        7,182
Great Lakes Chemical Corp. ................................     648       20,412
GTE Corp. .................................................  11,394      709,277
Guidant Corp.*.............................................   3,564      176,418
Halliburton Co. ...........................................   5,130      242,071
Harcourt General, Inc. ....................................     810       44,044
Harley-Davidson, Inc. .....................................   3,564      137,214
Harrah's Entertainment, Inc.*..............................   1,350       28,266
Hartford Financial Services Group, Inc. ...................   2,592      144,990
Hasbro, Inc. ..............................................   1,944       29,282
HCA--The Healthcare Co. ...................................   6,480      196,830
Healthsouth Corp.*.........................................   4,320       31,050
Heinz (H.J.) Co. ..........................................   4,104      179,550
Hercules, Inc. ............................................   1,242       17,466
Hershey Foods Corp. .......................................   1,566       76,245
Hewlett-Packard Co. .......................................  11,610    1,449,799
Hilton Hotels Corp. .......................................   4,320       40,500
Home Depot, Inc. ..........................................  26,676    1,332,132
Homestake Mining Co. ......................................   2,916       20,048

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                                  June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                       Market
                                                             Shares    Value
                                                             ------ ------------
Honeywell International, Inc. ..............................  9,018 $    303,794
Household International, Inc. ..............................  5,454      226,682
Humana, Inc.*...............................................  1,890        9,214
Huntington Bancshares, Inc. ................................  2,646       41,840
Illinois Tool Works, Inc. ..................................  3,402      193,914
IMS Health, Inc. ...........................................  3,456       62,208
Inco Ltd.*..................................................  2,214       34,040
Ingersoll-Rand Co. .........................................  1,890       76,073
Intel Corp. ................................................ 38,502    5,147,235
International Business Machines Corp. ...................... 20,628    2,260,054
International Flavors & Fragrances, Inc. ...................  1,242       37,493
International Paper Co. ....................................  5,455      162,621
Interpublic Group Cos., Inc. ...............................  3,240      139,320
ITT Industries, Inc. .......................................  1,026       31,165
J.P. Morgan & Co. ..........................................  1,998      220,030
Jefferson-Pilot Corp. ......................................  1,242       70,095
Johnson & Johnson .......................................... 16,038    1,633,871
Johnson Controls, Inc. .....................................    972       49,876
K Mart Corp.*...............................................  5,616       38,259
Kansas City Southern Industries, Inc. ......................  1,296      114,939
Kaufman & Broad Home Corp. .................................    540       10,699
Kellogg Co. ................................................  4,644      138,159
Kerr-McGee Corp. ...........................................  1,080       63,653
KeyCorp.....................................................  5,184       91,368
Kimberly-Clark Corp. .......................................  6,264      359,397
KLA--Tencor Corp.*..........................................  2,052      120,170
Knight Ridder, Inc. ........................................    864       45,954
Kohls Corp.*................................................  3,780      210,263
Kroger Co.*.................................................  9,558      210,873
Leggett & Platt, Inc. ......................................  2,268       37,422
Lexmark International Group, Inc.*..........................  1,458       98,051
Limited, Inc. ..............................................  4,968      107,433
Lincoln National Corp. .....................................  2,268       81,932
Linear Technology Corp. ....................................  3,510      224,421
Liz Claiborne, Inc. ........................................    594       20,939
Lockheed Martin Corp. ......................................  4,536      112,550
Loews Corp. ................................................  1,242       74,520
Longs Drug Stores, Inc. ....................................    432        9,396
Louisiana-Pacific Corp. ....................................  1,242       13,507
Lowe's Cos., Inc. ..........................................  4,374      179,607
LSI Logic Corp.*............................................  3,456      187,056
Lucent Technologies, Inc. .................................. 36,018    2,134,066
Mallinckrodt, Inc. .........................................    810       35,184
Manor Care, Inc.*...........................................  1,188        8,316
Marriott International, Inc.--Class A.......................  2,862      103,211
Marsh & McLennan Cos., Inc. ................................  3,078      321,459
Masco Corp. ................................................  5,184       93,635
Mattel, Inc. ...............................................  4,806       63,379
Maxim Integrated Products, Inc.*............................  3,240      220,118
May Department Stores Co. ..................................  3,834       92,016
Maytag Corp. ...............................................    864       31,860
MBIA, Inc. .................................................  1,188       57,247
MBNA Corp. .................................................  9,234      250,472
McDermott International, Inc. ..............................    702        6,186
McDonald's Corp. ........................................... 15,498      510,464
McGraw-Hill Cos., Inc. .....................................  2,268      122,472
McKesson HBOC, Inc. ........................................  3,240       67,838
Mead Corp. .................................................  1,188       29,997

Common Stocks, continued
                                                                       Market
                                                             Shares    Value
                                                             ------ ------------
MediaOne Group, Inc.*........................................  9,301 $   616,785
MedImmune, Inc.*.............................................  1,806     133,644
Medtronic, Inc. ............................................. 13,662     680,538
Mellon Financial Corp. ......................................  5,886     214,471
Merck & Co., Inc. ........................................... 27,000   2,068,874
Mercury Interactive Corp.*...................................    918      88,817
Meredith Corp. ..............................................    594      20,048
Merrill Lynch & Co., Inc. ...................................  4,266     490,590
MGIC Investment Corp. .......................................  1,242      56,511
Micron Technology, Inc.*.....................................  6,156     542,113
Microsoft Corp.*............................................. 59,724   4,777,919
Millipore Corp. .............................................    540      40,703
Minnesota Mining & Mfg. Co. .................................  4,644     383,129
Molex, Inc. .................................................  2,268     109,148
Morgan Stanley, Dean Witter & Co. ........................... 12,852   1,069,929
Motorola, Inc. .............................................. 24,624     715,635
Nabisco Group Holdings Corp. ................................  3,780      98,044
National City Corp. .........................................  7,128     121,622
National Semiconductor Corp.*................................  1,998     113,387
National Service Industries, Inc. ...........................    432       8,424
Navistar International Corp.*................................    756      23,483
NCR Corp.*...................................................  1,080      42,053
Network Appliance, Inc.*.....................................  3,564     286,902
New Century Energies, Inc. ..................................  1,350      40,500
New York Times Co.--Class A..................................  1,944      76,788
Newell Rubbermaid, Inc. .....................................  3,294      84,821
Newmont Mining Corp. ........................................  1,944      42,039
Nextel Communications, Inc.--Class A*........................  8,748     535,268
Niagara Mohawk Holdings, Inc.*...............................  1,944      27,095
Nicor, Inc. .................................................    540      17,618
Nike, Inc.--Class B..........................................  3,294     131,141
Nordstrom, Inc. .............................................  1,620      39,083
Norfolk Southern Corp. ......................................  4,320      64,260
Nortel Networks Corp. ....................................... 31,428   2,144,960
Northern States Power Co. ...................................  1,782      35,974
Northern Trust Corp. ........................................  2,538     165,129
Northrop Grumman Corp. ......................................    810      53,663
Novell, Inc.*................................................  3,888      35,964
Novellus Systems, Inc.*......................................  1,188      67,196
Nucor Corp. .................................................  1,026      34,050
Occidental Petroleum Corp. ..................................  4,266      89,853
Office Depot, Inc.*..........................................  3,780      23,625
Old Kent Financial Corp. ....................................  1,406      37,617
Omnicom Group................................................  2,052     182,756
Oneok, Inc. .................................................    324       8,404
Oracle Corp.*................................................ 33,804   2,841,648
Owens-Corning Fiberglass Corp. ..............................    648       5,994
Owens-Illinois, Inc.*........................................  1,728      20,196
PACCAR, Inc. ................................................    918      36,433
Pactiv Corp.*................................................  1,944      15,309
Paine Webber Group, Inc. ....................................  1,674      76,167
Pall Corp. ..................................................  1,458      26,973
Parametric Technology Corp.*.................................  3,132      34,452
Parker Hannifin Corp. .......................................  1,296      44,388
Paychex, Inc. ...............................................  4,374     183,708
PE Corp.--PE Biosystems Group................................  2,430     160,076
PECO Energy Co. .............................................  1,890      76,191
Penney (J.C.) Co. ...........................................  2,970      54,759

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                                  June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                       Market
                                                             Shares    Value
                                                             ------ ------------
Peoples Energy Corp. .......................................    378 $     12,238
Peoplesoft, Inc.*...........................................  2,862       47,939
PepsiCo, Inc. .............................................. 16,848      748,682
PerkinElmer, Inc. ..........................................    540       35,708
Pfizer, Inc. ............................................... 70,903    3,403,319
PG&E Corp. .................................................  4,374      107,710
Pharmacia Corp. ............................................ 14,364      742,439
Phelps Dodge Corp. .........................................    918       34,138
Philip Morris Cos., Inc. ................................... 27,054      718,622
Phillips Petroleum Co. .....................................  2,916      147,805
Pinnacle West Capital Corp. ................................    972       32,927
Pitney Bowes, Inc. .........................................  3,078      123,120
Placer Dome, Inc. ..........................................  3,672       35,114
PNC Bank Corp. .............................................  3,402      159,469
Polaroid Corp. .............................................    486        8,778
Potlatch Corp. .............................................    324       10,733
PPG Industries, Inc. .......................................  1,998       88,536
PPL Corp. ..................................................  1,674       36,723
Praxair, Inc. ..............................................  1,836       68,735
Price (T. Rowe) Associates, Inc. ...........................  1,404       59,670
Procter & Gamble Co. ....................................... 15,120      865,619
Progressive Corp. ..........................................    864       63,936
Providian Financial Corp. ..................................  1,674      150,660
Public Service Enterprise Group, Inc. ......................  2,538       87,878
Pulte Corp. ................................................    486       10,510
Quaker Oats Co. ............................................  1,566      117,646
Qualcomm, Inc.*.............................................  7,776      466,560
Quintiles Transnational Corp.*..............................  1,350       19,069
RadioShack Corp. ...........................................  2,214      104,888
Ralston-Ralston Purina Group................................  3,726       74,287
Raytheon Co.--Class B.......................................  3,888       74,844
Reebok International Ltd.*..................................    648       10,328
Regions Financial Corp. ....................................  2,538       50,443
Reliant Energy, Inc. .......................................  3,402      100,572
Rite Aid Corp. .............................................  2,970       19,491
Rockwell International Corp. ...............................  2,214       69,741
Rohm & Haas Co. ............................................  2,484       85,698
Rowan Cos., Inc.*...........................................  1,080       32,805
Royal Dutch Petroleum Co.--ADR.............................. 24,516    1,509,265
Russell Corp. ..............................................    378        7,560
Ryder System, Inc. .........................................    648       12,272
Sabre Holdings Corp.*.......................................  1,459       41,582
Safeco Corp. ...............................................  1,512       30,051
Safeway, Inc.*..............................................  5,886      265,606
Sanmina Corp.*..............................................  1,458      124,659
Sapient Corp.*..............................................    648       69,296
Sara Lee Corp. ............................................. 10,530      203,361
SBC Communications, Inc. ................................... 39,420    1,704,914
Schering-Plough Corp. ...................................... 17,010      859,005
Schlumberger Ltd. ..........................................  6,426      479,539
Schwab (Charles) Corp. ..................................... 14,094      473,911
Scientific-Atlanta, Inc. ...................................  1,836      136,782
Seagate Technology, Inc.*...................................  2,430      133,650
Seagram Co., Ltd. ..........................................  4,968      288,144
Sealed Air Corp.*...........................................    972       50,909
Sears, Roebuck & Co. .......................................  4,374      142,702
Sempra Energy...............................................  2,322       39,474
Sherwin-Williams Co. .......................................  1,890       40,044

Common Stocks, continued
                                                                       Market
                                                             Shares    Value
                                                             ------ ------------
Siebel Systems, Inc.*........................................  2,214 $   362,127
Sigma-Aldrich Corp. .........................................    972      28,431
SLM Holding Corp. ...........................................  1,836      68,735
Snap-On, Inc. ...............................................    702      18,691
Solectron Corp.*.............................................  6,750     282,656
Southern Co. ................................................  7,830     182,537
SouthTrust Corp. ............................................  1,944      43,983
Southwest Airlines Co. ......................................  5,778     109,421
Springs Industries, Inc.--Class A............................    216       6,953
Sprint Corp. (FON Group).....................................  9,990     509,490
Sprint Corp. (PCS Group)*....................................  9,936     591,192
St. Jude Medical, Inc.*......................................    972      44,591
St. Paul Companies, Inc. ....................................  2,376      81,081
Stanley Works................................................  1,026      24,368
Staples, Inc.*...............................................  5,400      83,025
Starbucks Corp.*.............................................  2,160      82,485
State Street Corp. ..........................................  1,836     194,731
Summit Bancorp ..............................................  1,998      49,201
Sun Microsystems, Inc.*...................................... 18,036   1,640,149
Sunoco, Inc. ................................................  1,026      30,203
SunTrust Banks, Inc. ........................................  3,672     167,765
SuperValu, Inc. .............................................  1,458      27,793
Synovus Financial Corp. .....................................  3,186      56,153
Sysco Corp. .................................................  3,780     159,233
Target Corp. ................................................  5,130     297,540
Tektronix, Inc. .............................................    540      39,960
Tellabs, Inc.*...............................................  4,644     317,824
Temple-Inland, Inc. .........................................    648      27,216
Tenet Healthcare Corp.*......................................  3,672      99,144
Teradyne, Inc.*..............................................  1,944     142,884
Texaco, Inc. ................................................  6,372     339,308
Texas Instruments, Inc. ..................................... 18,576   1,275,938
Textron, Inc. ...............................................  1,728      93,852
Thermo Electron Corp.*.......................................  1,836      38,671
Thomas & Betts Corp. ........................................    648      12,393
Tiffany & Co. ...............................................    810      54,675
Time Warner, Inc. ........................................... 14,796   1,124,496
Timken Co. ..................................................    702      13,075
TJX Cos., Inc. ..............................................  3,564      66,825
Torchmark Corp. .............................................  1,512      37,328
Tosco Corp. .................................................  1,674      47,395
Toys R Us, Inc.*.............................................  2,430      35,387
Transocean Sedco Forex, Inc. ................................  2,484     132,739
Tribune Co. .................................................  4,295     150,314
Tricon Global Restaurants, Inc.*.............................  1,782      50,342
TRW, Inc. ...................................................  1,404      60,899
Tupperware Corp. ............................................    648      14,256
TXU Corp. ...................................................  3,186      93,987
Tyco International Ltd. ..................................... 19,818     938,877
U.S. Bancorp ................................................  8,478     163,202
Unicom Corp. ................................................  1,998      77,298
Unilever NV--ADR.............................................  6,642     285,606
Union Carbide Corp. .........................................  1,512      74,844
Union Pacific Corp. .........................................  2,862     106,431
Union Pacific Resources Group................................  2,916      64,152
Union Planters Corp. ........................................  1,620      45,259
Unisys Corp.*................................................  3,564      51,901
United Technologies Corp. ...................................  5,562     327,462

              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
UltraBull ProFund                                                 June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                      Market
                                                           Shares     Value
                                                          --------- ------------
UnitedHealth Group, Inc. ................................   1,944   $    166,698
Unocal Corp. ............................................   2,808         93,015
UnumProvident Corp. .....................................   2,916         58,502
US Airways Group, Inc.*..................................     810         31,590
US West, Inc. ...........................................   5,832        500,094
UST, Inc. ...............................................   1,998         29,346
USX-Marathon Group, Inc. ................................   3,618         90,676
USX-U.S. Steel Group, Inc. ..............................   1,026         19,045
Veritas Software Corp.*..................................   4,428        500,433
VF Corp. ................................................   1,350         32,147
Viacom, Inc.--Class B*...................................  17,142      1,168,869
Visteon Corp.*...........................................   2,322         28,152
Vulcan Materials Co. ....................................   1,188         50,713
W.R. Grace & Co.*........................................     756          9,167
Wachovia Corp. ..........................................   2,322        125,969
Wal-Mart Stores, Inc. ...................................  51,084      2,943,715
Walgreen Co. ............................................  11,448        368,483
Walt Disney Co. .........................................  23,652        917,993
Washington Mutual, Inc. .................................   6,588        190,229
Waste Management, Inc. ..................................   7,020        133,380
Watson Pharmaceuticals, Inc.*............................   1,134         60,953
Wellpoint Health Networks, Inc.*.........................     756         54,763
Wells Fargo & Co. .......................................  18,954        734,467
Wendy's International, Inc. .............................   1,404         25,009
Westvaco Corp. ..........................................   1,134         28,137
Weyerhaeuser Co. ........................................   2,700        116,100
Whirlpool Corp. .........................................     864         40,284
Willamette Industries, Inc. .............................   1,296         35,316
Williams Cos., Inc. .....................................   5,076        211,606
Winn-Dixie Stores, Inc. .................................   1,728         24,732
WorldCom, Inc.*..........................................  32,508      1,491,305
Worthington Industries, Inc. ............................     972         10,206
Wrigley (WM.) JR Co. ....................................   1,350        108,253
Xerox Corp. .............................................   7,722        160,232
Xilinx, Inc.*............................................   3,672        303,170
Yahoo!, Inc.*............................................   6,102        755,885
Young & Rubicam, Inc. ...................................     810         46,322
                                                                    ------------
TOTAL COMMON STOCKS
 (Cost $144,318,923).....................................           $143,129,959
                                                                    ------------
Options Purchased (5.8%)
                                                          Contracts
                                                          ---------
S&P 500 Call Option expiring
 July 2000 @ 800.........................................      60     10,042,500
S&P 500 Put Option expiring
 July 2000 @ 800.........................................     400          3,000
                                                                    ------------
TOTAL OPTIONS PURCHASED
 (Cost $10,357,240)......................................             10,045,500
                                                                    ------------
U.S. Treasury Notes (6.4%)
                                                        Principal     Market
                                                         Amount       Value
                                                       ----------- ------------
U.S. Treasury Note,
 4.50%, 09/30/00...................................... $11,011,000 $ 10,967,988
                                                                   ------------
TOTAL U.S. TREASURY NOTES
 (Cost $10,968,456)...................................               10,967,988
                                                                   ------------
TOTAL INVESTMENTS
 (Cost $165,644,619)(a) (95.2%).......................              164,143,447
Other assets in excess of
 liabilities (4.8%)...................................                8,363,189
                                                                   ------------
TOTAL NET ASSETS (100.0%).............................             $172,506,636
                                                                   ============

-----
Percentages indicated are based on net assets of $172,506,636.

Futures Contracts Purchased
                                                                    Unrealized
                                                        Contracts      Gain
                                                       ----------- ------------
S&P 500 Future Contract expiring
 September 2000 (Underlying face
 amount at value $177,442,125)........................         483 $  5,237,600

-----
 * Non-income producing
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation.......  $ 2,749,218
      Unrealized depreciation.......   (4,250,390)
                                      -----------
      Net unrealized depreciation...  $(1,501,172)
                                      ===========

ADR--American Depositary Receipt
              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                                  June 30, 2000

(Unaudited)

The UltraBull ProFund's investment concentration based on net assets, by industry, as of June 30, 2000, was as follows:

Aerospace & Defense.......................................................  0.9%
Airlines..................................................................  0.1%
Automotive................................................................  0.7%
Banking...................................................................  3.8%
Biotechnology.............................................................  0.6%
Building & Construction...................................................  0.1%
Business Services.........................................................  0.8%
Chemicals.................................................................  0.7%
Computer Services.........................................................  0.3%
Computer Software.........................................................  6.4%
Computers.................................................................  9.0%
Consumer Products.........................................................  1.7%
Containers & Packaging....................................................  0.1%
Diversified...............................................................  0.2%
Electrical & Electronic...................................................  1.5%
Energy & Utilities........................................................  6.5%
Environmental Services....................................................  0.1%
Financial Services........................................................  4.3%
Food & Beverage...........................................................  3.0%
Health Care...............................................................  2.1%
Home Furnishings..........................................................  0.1%
Insurance.................................................................  2.6%
Machinery & Equipment.....................................................  5.0%
Media.....................................................................  3.3%
Metals & Mining...........................................................  0.4%
Office Equipment & Supplies...............................................  0.2%
Paper & Forest Products...................................................  0.3%
Pharmaceuticals...........................................................  6.9%
Retail & Wholesale........................................................  5.1%
Semiconductors............................................................  5.2%
Telecommunications........................................................  9.9%
Textiles & Apparel........................................................  0.1%
Tobacco...................................................................  0.4%
Toys......................................................................  0.1%
Transportation............................................................  0.3%
Travel & Entertainment....................................................  0.2%
Other..................................................................... 17.0%

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2000

Assets:
 Investments, at value (cost $165,644,619).......................  $164,143,447
 Cash............................................................       298,579
 Variation margin on futures contracts...........................     7,857,715
 Dividends and interest receivable...............................       248,071
 Receivable for investments sold.................................       105,965
 Prepaid expenses................................................        95,442
 Deferred organization costs.....................................         6,392
                                                                   ------------
  Total Assets...................................................   172,755,611
Liabilities:
 Advisory fees payable...........................................       125,791
 Management servicing fees payable...............................        25,158
 Administration fees payable.....................................         1,198
 Shareholder servicing fees payable--Service Class...............        88,766
 Other accrued expenses..........................................         8,062
                                                                   ------------
  Total Liabilities..............................................       248,975
                                                                   ------------
Net Assets.......................................................  $172,506,636
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $205,156,714
 Accumulated undistributed net investment income.................        45,642
 Accumulated net realized losses on investments and futures
  contracts......................................................   (36,432,148)
 Net unrealized appreciation on investments and futures
  contracts......................................................     3,736,428
                                                                   ------------
Total Net Assets.................................................  $172,506,636
                                                                   ============
Investor Shares:
 Net Assets......................................................  $114,787,393
 Shares of Beneficial Interest Outstanding.......................     5,287,333
 Net Asset Value (offering and redemption price per share).......  $      21.71
                                                                   ============
Service Shares:
 Net Assets......................................................  $ 57,719,243
 Shares of Beneficial Interest Outstanding.......................     2,719,575
 Net Asset Value (offering and redemption price per share).......  $      21.22
                                                                   ============

 Statement of Operations
                                          For the six months ended June 30, 2000

Investment Income:
 Dividends (net of foreign taxes of $3,336)......................  $    760,329
 Interest........................................................       719,226
                                                                   ------------
  Total Income...................................................     1,479,555
Expenses:
 Advisory fees...................................................       698,046
 Management servicing fees.......................................       139,611
 Administration fees.............................................        80,425
 Shareholder servicing fees--Service Class.......................       293,994
 Custody fees....................................................       149,456
 Transfer agent fees.............................................       100,224
 Registration and filing fees....................................        82,926
 Fund accounting fees............................................        37,591
 Other fees......................................................        24,716
                                                                   ------------
  Total expenses.................................................     1,606,989
                                                                   ------------
Net Investment Loss..............................................      (127,434)
                                                                   ------------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and futures contracts........   (27,846,872)
 Net change in unrealized appreciation on investments and futures
  contracts......................................................   (10,517,248)
                                                                   ------------
  Net realized and unrealized losses on investments and futures
   contracts.....................................................   (38,364,120)
                                                                   ------------
Decrease In Net Assets Resulting from Operations.................  $(38,491,554)
                                                                   ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

 Statements of Changes in Net Assets

                                                  For the            For the
                                              six months ended     year ended
                                               June 30, 2000    December 31, 1999
                                              ----------------  -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income/(loss)...............  $      (127,434)   $     2,607,194
 Net realized gains/(losses) on investments
  and futures contracts.....................      (27,846,872)         6,669,872
 Net change in unrealized appreciation on
  investments and futures contracts.........      (10,517,248)         5,931,016
                                              ---------------    ---------------
 Net increase/(decrease) in net assets
  resulting from operations.................      (38,491,554)        15,208,082
Distributions to Shareholders from:
 Net investment income
  Investor shares...........................               --           (204,707)
  Service shares............................               --                 --
 In excess of net realized gains on
  investments and futures contracts
  Investor shares...........................               --           (647,991)
  Service shares............................               --           (303,424)
                                              ---------------    ---------------
 Net decrease in net assets resulting from
  distributions.............................               --         (1,156,122)
Capital Share Transactions:
 Proceeds from shares issued................    2,025,549,018      2,661,938,799
 Dividends reinvested.......................               --          1,112,789
 Cost of shares redeemed....................   (2,040,757,558)    (2,552,742,699)
                                              ---------------    ---------------
 Net increase/(decrease) in net assets
  resulting from capital share
  transactions..............................      (15,208,540)       110,308,889
                                              ---------------    ---------------
 Total increase/(decrease) in net assets....      (53,700,094)       124,360,849
Net Assets:
 Beginning of period........................      226,206,730        101,845,881
                                              ---------------    ---------------
 End of period..............................  $   172,506,636    $   226,206,730
                                              ===============    ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                   Investor Class
                         ------------------------------------------------------------------------
                                                                                     For the
                            For the                                                period from
                          six months             For the           For the        November 28,
                             ended             year ended        year ended        1997(a) to
                         June 30, 2000      December 31, 1999 December 31, 1998 December 31, 1997
                         -------------      ----------------- ----------------- -----------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period.... $      23.67         $      18.36       $     12.86       $    12.50
                         ------------         ------------       -----------       ----------
 Net investment income..         0.03                 0.35              0.39(b)          0.01
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....        (1.99)                5.08              5.13             0.35
                         ------------         ------------       -----------       ----------
 Total income/(loss)
  from investment
  operations............        (1.96)                5.43              5.52             0.36
                         ------------         ------------       -----------       ----------
Distribution to
 Shareholders from:
 Net investment income..           --                (0.03)            (0.01)              --
 Net realized gain on
  investments and
  futures contracts.....           --                   --             (0.01)              --
 In excess of net
  realized gain on
  investments and
  futures contracts.....           --                (0.09)               --               --
                         ------------         ------------       -----------       ----------
 Total distributions....           --                (0.12)            (0.02)              --
                         ------------         ------------       -----------       ----------
Net Asset Value, End of
 Period................. $      21.71         $      23.67       $     18.36       $    12.86
                         ============         ============       ===========       ==========
Total Return............        (8.28)%(c)           29.56%            42.95%            2.90%(c)
Ratios/Supplemental
 Data:
Net assets, end of
 period................. $114,787,393         $155,987,050       $90,854,397       $6,043,740
Ratio of expenses to
 average net assets.....         1.41%(d)             1.34%             1.50%            1.33%(d)
Ratio of net investment
 income to average net
 assets.................         0.18%(d)             1.99%             2.43%            2.26%(d)
Ratio of expenses to
 average net assets*....         1.41%(d)             1.36%             1.70%           12.69%(d)
Portfolio turnover(e)...          593%                 764%               --               --

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Not annualized.
(d)Annualized.
(e)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS
UltraBull ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                    Service Class
                         ------------------------------------------------------------------------
                                                                                     For the
                            For the                                                period from
                          six months            For the           For the         November 28,
                             ended            year ended        year ended         1997(a) to
                         June 30, 2000     December 31, 1999 December 31, 1998  December 31, 1997
                         -------------     ----------------- -----------------  -----------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....  $     23.27         $     18.19       $     12.86        $    12.50
                          -----------         -----------       -----------        ----------
 Net investment
  income/(loss).........        (0.09)               0.08              0.24(b)           0.01
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....        (1.96)               5.09              5.10              0.35
                          -----------         -----------       -----------        ----------
 Total income/(loss)
  from investment
  operations............        (2.05)               5.17              5.34              0.36
                          -----------         -----------       -----------        ----------
Distribution to
 Shareholders from:
 Net investment income..           --                  --                -- (c)            --
 Net realized gain on
  investments and
  futures contracts.....           --                  --             (0.01)               --
 In excess of net
  realized gain on
  investments and
  futures contracts.....           --               (0.09)               --                --
                          -----------         -----------       -----------        ----------
 Total distributions....           --               (0.09)            (0.01)               --
                          -----------         -----------       -----------        ----------
Net Asset Value, End of
 Period.................  $     21.22         $     23.27       $     18.19        $    12.86
                          ===========         ===========       ===========        ==========
Total Return............        (8.81)%(d)          28.42%            41.48%             2.90%(d)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................  $57,719,243         $70,219,680       $10,991,484        $2,394,297
Ratio of expenses to
 average net assets.....         2.41%(e)            2.34%             2.39%             1.33%(e)
Ratio of net investment
 income/(loss) to
 average net assets.....        (0.82)%(e)           0.79%             1.53%             1.69%(e)
Ratio of expenses to
 average net assets*....         2.41%(e)            2.36%             2.84%            13.69%(e)
Portfolio turnover(f)...          593%                764%               --                --

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Distribution per share was less than $0.005.
(d)Not annualized.
(e)Annualized.
(f)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS                                       Schedule of Portfolio Investments
UltraMid-Cap ProFund                                               June 30, 2000

(Unaudited)

Common Stocks (87.2%)
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
Abercrombie & Fitch Co.*..................................... 2,662  $    32,443
ACNielsen Corp.*............................................. 1,452       31,944
Acuson Corp.*................................................   682        9,207
Acxiom Corp.*................................................ 2,112       57,552
ADTRAN, Inc.*................................................   968       57,959
Affiliated Computer Services, Inc.--Class A*................. 1,232       40,733
AGCO Corp. .................................................. 1,452       17,787
AGL Resources, Inc. ......................................... 1,452       23,141
Airborne Freight Corp. ...................................... 1,232       23,331
Airgas, Inc.*................................................ 1,782       10,135
AK Steel Holding Corp. ...................................... 2,618       20,944
Alaska Air Group, Inc.*......................................   660       17,903
Albany International Corp.--Class A*.........................   770       11,165
Albemarle Corp. ............................................. 1,210       23,898
Alexander & Baldwin, Inc. ................................... 1,122       24,754
Allegheny Energy, Inc. ...................................... 2,728       74,679
Alliant Energy Corp. ........................................ 1,980       51,480
Allmerica Financial Corp. ................................... 1,364       71,440
AMBAC Financial Group, Inc. ................................. 1,738       95,264
American Eagle Outfitters, Inc.*............................. 1,166       16,324
American Financial Group, Inc. .............................. 1,496       37,120
American Standard Cos.*...................................... 1,738       71,258
American Water Works Co., Inc. .............................. 2,464       61,600
Ametek, Inc. ................................................   836       14,630
ANTEC Corp.*.................................................   924       38,404
Apollo Group, Inc.--Class A*................................. 1,760       49,280
Apria Healthcare Group, Inc.*................................ 1,320       16,170
Arnold Industries, Inc. .....................................   682        8,227
Arrow Electronics, Inc.*..................................... 2,376       73,656
Arvin Industries, Inc. ......................................   660       11,468
Associated Banc-Corp. ....................................... 1,693       36,929
Astoria Financial Corp. ..................................... 1,342       34,557
Atmel Corp.*................................................. 5,104      188,210
Avnet, Inc. ................................................. 1,078       63,872
Bandag, Inc. ................................................   572       13,871
Banknorth Group, Inc. ....................................... 3,630       55,584
Banta Corp. .................................................   682       12,915
Barnes & Noble, Inc.*........................................ 1,694       37,692
Beckman Coulter, Inc. .......................................   726       42,380
Belo (A.H.) Corp.--Class A................................... 2,926       50,656
Bergen Brunswig Corp. ....................................... 3,300       18,150
Beverly Enterprises, Inc.*................................... 2,574        7,239
BJ Services Co.*............................................. 1,694      105,875
BJ's Wholesale Club, Inc.*................................... 1,870       61,710
Black Hills Corp. ...........................................   550       12,409
Blyth, Inc. ................................................. 1,210       35,695
Bob Evans Farms, Inc. ....................................... 1,012       15,117
Borders Group, Inc.*......................................... 1,980       30,814
BorgWarner, Inc. ............................................   704       24,728
Bowater, Inc. ............................................... 1,254       55,333
Brinker International, Inc.*................................. 1,628       47,619
Broadwing, Inc.*............................................. 5,390      139,803
Buffets, Inc.*............................................... 1,056       13,398
Burlington Industries, Inc.*................................. 1,364        2,302
Burr-Brown Corp.*............................................ 1,386      120,149
C.H. Robinson Worldwide, Inc. ............................... 1,034       51,182
Cabot Corp. ................................................. 1,650       44,962

Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
Cadence Design Systems, Inc.*................................ 5,830  $   118,786
Callaway Golf Co. ........................................... 1,870       30,504
Calpine Corp.*............................................... 3,036      199,616
Cambridge Technology Partners, Inc.*......................... 1,540       13,427
Carlisle Companies, Inc. ....................................   770       34,650
Carpenter Technology Corp. ..................................   550       11,619
Carter-Wallace, Inc. ........................................ 1,144       23,023
CBRL Group, Inc. ............................................ 1,474       21,649
CCB Financial Corp. ......................................... 1,034       38,258
CDW Computer Centers, Inc.*.................................. 2,112      131,999
CheckFree Holdings Corp.*.................................... 1,342       69,197
Chesapeake Corp. ............................................   440       13,035
Chiron Corp.*................................................ 4,708      223,630
Chris-Craft Industries, Inc.*................................   836       55,256
Church & Dwight, Inc. .......................................   990       17,820
Cintas Corp. ................................................ 4,180      153,353
Cirrus Logic, Inc.*.......................................... 1,650       26,400
City National Corp. ......................................... 1,166       41,393
Claire's Stores, Inc. ....................................... 1,276       24,563
Clayton Homes, Inc. ......................................... 3,586       28,688
CLECO Corp. .................................................   572       19,162
Cleveland-Cliffs, Inc. ......................................   286        7,382
CMP Group, Inc. .............................................   814       23,860
CNF, Inc. ................................................... 1,144       26,026
Comdisco, Inc. .............................................. 3,674       81,976
Commscope, Inc.*............................................. 1,210       49,610
Compass Bancshares, Inc. .................................... 2,882       49,174
COMSAT Corp. ................................................ 1,320       32,588
Concord EFS, Inc.*........................................... 5,082      132,132
Conectiv, Inc. .............................................. 2,442       38,004
Consolidated Papers, Inc. ................................... 2,288       83,655
Covance, Inc.*............................................... 1,408       12,408
Crompton Corp. .............................................. 3,080       37,730
CSG Systems International, Inc.*............................. 1,320       74,003
Cypress Semiconductor Corp.*................................. 2,596      109,681
Cytec Industries, Inc.*...................................... 1,056       26,070
Dean Foods Co. .............................................. 1,012       32,068
Dentsply International, Inc. ................................ 1,342       41,350
Devon Energy Corp. .......................................... 2,112      118,668
DeVRY, Inc.*................................................. 1,738       45,948
Dexter Corp. ................................................   572       27,456
Dial Corp. .................................................. 2,618       27,162
Diebold, Inc. ............................................... 1,760       49,060
Dime Bancorp, Inc. .......................................... 2,794       44,006
Dole Food Co., Inc. ......................................... 1,408       19,712
Dollar Tree Stores, Inc.*.................................... 2,276       90,043
Donaldson Co., Inc. ......................................... 1,166       23,029
DPL, Inc. ................................................... 4,070       89,286
DQE, Inc. ................................................... 1,914       75,723
Dreyer's Grand Ice Cream, Inc. ..............................   704       14,784
DST Systems, Inc.*........................................... 1,606      122,257
Dynegy, Inc. ................................................ 3,300      225,430
E*TRADE Group, Inc.*......................................... 7,348      121,242
Edwards (A.G.) Inc. ......................................... 2,332       90,948
Edwards Lifesciences Corp.*.................................. 1,694       32,398
Electronic Arts, Inc.*....................................... 1,672      121,951
Energizer Holdings, Inc.*.................................... 2,420       44,165
Energy East Corp. ........................................... 2,882       54,938

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraMid-Cap ProFund                                               June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
Ensco International, Inc. ................................... 3,366  $   120,545
Ethyl Corp. ................................................. 2,068        5,170
Everest Re Group Ltd......................................... 1,188       39,056
Express Scripts, Inc.--Class A*..............................   968       60,137
Family Dollar Stores, Inc. .................................. 4,268       83,492
Fastenal Co..................................................   902       45,664
Federal Signal Corp. ........................................ 1,122       18,513
Federal-Mogul Corp. ......................................... 1,914       18,303
Ferro Corp. .................................................   902       18,942
FINOVA Group, Inc. .......................................... 1,518       19,734
First Health Group Corp.*.................................... 1,254       41,147
First Security Corp. ........................................ 4,906       66,538
First Tennessee National Corp. .............................. 3,300       54,656
First Virginia Banks, Inc. .................................. 1,232       42,889
FirstMerit Corp. ............................................ 2,288       48,906
Fiserv, Inc.*................................................ 3,080      133,210
Flowers Industries, Inc. .................................... 2,552       50,881
Flowserve Corp. .............................................   946       14,249
Forest Laboratories, Inc.--Class A*.......................... 2,068      208,867
Foundation Health Systems, Inc.--Class A*.................... 3,080       40,040
Fuller (H. B.) Co. ..........................................   352       16,038
Furniture Brands International, Inc.*........................ 1,232       18,634
Galileo International, Inc. ................................. 2,310       48,221
Gartner Group, Inc.--Class B................................. 2,222       21,942
GATX Corp. .................................................. 1,232       41,888
Genzyme Corp.-General Division*.............................. 2,112      125,532
Georgia Gulf Corp. ..........................................   770       16,026
Georgia-Pacific Timber Corp. ................................ 2,090       45,196
Gilead Sciences, Inc.*....................................... 1,100       78,238
Glatfelter (P.H.) Co. ....................................... 1,056       10,758
Global Marine, Inc.*......................................... 4,224      119,064
Granite Construction, Inc. ..................................   682       16,709
Grant Prideco, Inc.*......................................... 2,706       67,650
Greenpoint Financial Corp. .................................. 2,684       50,325
GTECH Holdings Corp.*........................................   880       19,965
Hanna (M.A.) Co. ............................................ 1,298       11,682
Hannaford Brothers Co. ...................................... 1,056       75,900
Hanover Compressor Co.*...................................... 1,452       55,176
Harris Corp. ................................................ 1,870       61,243
Harsco Corp. ................................................ 1,012       25,806
Harte-Hanks, Inc. ........................................... 1,716       42,900
Hawaiian Electric Industries, Inc. ..........................   814       26,709
Health Management Associates, Inc.--Class A*................. 6,270       81,902
Helmerich & Payne, Inc. ..................................... 1,232       46,046
Herman Miller, Inc. ......................................... 1,980       51,232
Hibernia Corp. .............................................. 4,114       44,740
Hillenbrand Industries, Inc.................................. 1,672       52,355
Hispanic Broadcasting Corp.--Class A*........................ 2,772       91,823
HON Industries, Inc. ........................................ 1,562       36,707
Horace Mann Educators Corp. ................................. 1,056       15,840
Hormel Foods Corp. .......................................... 3,872       65,097
Houghton Mifflin Co. ........................................   748       34,922
HSB Group, Inc. .............................................   748       23,282
Hubbell, Inc. ............................................... 1,606       40,953
IBP, Inc. ................................................... 2,376       36,680
ICN Pharmaceuticals, Inc. ................................... 1,826       50,786
IDACORP, Inc. ...............................................   968       31,218

Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
IDEC Pharmaceuticals Corp.*.................................. 1,056  $   123,882
Imation Corp.*...............................................   880       25,850
IMC Global, Inc. ............................................ 2,728       35,464
Incyte Genomics, Inc.*.......................................   704       57,860
Informix Corp.*.............................................. 4,862       36,161
Integrated Device Technology, Inc.*.......................... 2,200      131,725
International Game Technology................................ 1,914       50,721
International Multifoods Corp. ..............................   462        7,998
International Speedway Corp. ................................ 1,342       55,525
Interstate Bakeries Corp. ................................... 1,804       25,256
Intuit, Inc.*................................................ 4,708      194,793
Investment Technology Group, Inc.*...........................   792       33,710
IPALCO Enterprises, Inc. .................................... 2,200       44,275
IVAX Corp.*.................................................. 3,806      157,949
J.B. Hunt Transport Services, Inc. ..........................   902       13,925
Jabil Circuit, Inc.*......................................... 4,268      211,799
Jacobs Engineering Group, Inc.*..............................   660       21,574
Jones Apparel Group, Inc.*................................... 3,014       70,829
Kansas City Power & Light Co. ............................... 1,562       35,145
Kaydon Corp. ................................................   770       16,170
Keane, Inc.*................................................. 1,804       39,012
Kelly Services, Inc.--Class A................................   924       21,368
Kennametal, Inc. ............................................   770       16,507
KeySpan Corp. ............................................... 3,344      102,828
Keystone Financial, Inc. .................................... 1,210       25,713
Kinder Morgan, Inc. ......................................... 2,816       97,328
L-3 Communications Holdings, Inc.*...........................   792       45,194
Lancaster Colony Corp. ......................................   946       18,151
Lance, Inc. .................................................   748        6,732
Lands' End, Inc.*............................................   770       25,699
Lear Corp.*.................................................. 1,760       35,199
Lee Enterprises, Inc. ....................................... 1,144       26,670
Legato Systems, Inc.*........................................ 1,958       29,615
Legg Mason, Inc. ............................................ 1,452       72,600
LG&E Energy Corp. ........................................... 3,278       78,262
Lincare Holdings, Inc.*...................................... 1,364       33,589
Litton Industries, Inc.*..................................... 1,144       48,048
Lone Star Steakhouse & Saloon, Inc.*.........................   836        8,465
Longview Fibre Co. .......................................... 1,298       14,359
Lubrizol Corp. .............................................. 1,386       29,106
Lyondell Chemical Co. ....................................... 3,080       51,589
Macromedia, Inc.*............................................ 1,210      116,992
MagneTek, Inc.*..............................................   638        5,104
Mandalay Resort Group*....................................... 2,266       45,320
Manpower, Inc. .............................................. 1,958       62,656
MarchFirst, Inc.*............................................ 3,564       65,043
Mark IV Industries, Inc. .................................... 1,210       25,259
Marshall & Ilsley Corp. ..................................... 2,662      110,472
Martin Marietta Materials.................................... 1,166       47,150
MAXXAM, Inc.*................................................   176        3,124
McCormick & Co., Inc. ....................................... 1,826       59,344
MCN Energy Group, Inc. ...................................... 2,178       46,555
Media General, Inc. .........................................   682       33,120
Mentor Graphics Corp.*....................................... 1,650       32,794
Mercantile Bankshares Corp................................... 1,760       52,470
Meritor Automotive, Inc. .................................... 1,760       19,360
Micrel, Inc.*................................................ 1,980       86,006
Microchip Technology, Inc.*.................................. 1,914      111,520

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraMid-Cap ProFund                                               June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
Millennium Pharmaceuticals, Inc.*............................ 2,244  $   251,047
Minerals Technologies, Inc. .................................   528       24,288
MiniMed, Inc.*...............................................   792       93,455
Minnesota Power, Inc. ....................................... 1,848       31,994
Modine Manufacturing Co. ....................................   748       20,196
Modis Professional Services, Inc.*........................... 2,486       18,956
Mohawk Industries, Inc.*..................................... 1,518       33,017
Montana Power Co. ........................................... 2,772       97,886
Murphy Oil Corp. ............................................ 1,144       67,997
Mylan Laboratories, Inc. .................................... 3,366       61,430
Nabors Industries, Inc.*..................................... 3,344      138,984
National Commerce Bancorp.................................... 2,794       44,879
National Fuel Gas Co. .......................................   990       48,263
Navigant Consulting Co.*..................................... 1,056        4,488
NCH Corp. ...................................................   132        4,777
NCO Group, Inc.*.............................................   594       13,736
Neiman Marcus Group, Inc.--Class A*.......................... 1,210       35,771
Network Associates, Inc.*.................................... 3,476       70,824
Newport News Shipbuilding....................................   814       29,915
NiSource, Inc. .............................................. 3,102       57,775
Noble Affiliates, Inc. ...................................... 1,386       51,629
Noble Drilling Corp.*........................................ 3,190      131,388
Nordson Corp. ...............................................   418       21,161
North Fork Bancorporation.................................... 3,256       49,247
Northeast Utilities System................................... 3,344       72,732
NOVA Corp.*.................................................. 1,826       51,014
NSTAR........................................................ 1,518       61,764
NVIDIA Corp.*................................................ 1,496       95,090
Ocean Energy, Inc.*.......................................... 4,048       57,431
OfficeMax, Inc.*............................................. 2,838       14,190
Ogden Corp. ................................................. 1,232       11,088
OGE Energy Corp.............................................. 1,980       36,630
Ohio Casualty Corp. ......................................... 1,496       15,895
Old Republic International Corp. ............................ 3,234       53,361
Olin Corp. .................................................. 1,122       18,513
Omnicare, Inc. .............................................. 2,310       20,934
Outback Steakhouse, Inc.*.................................... 1,826       53,411
Oxford Health Plans, Inc.*................................... 2,024       48,197
Pacific Century Financial Corp. ............................. 2,024       29,601
PacifiCare Health Systems, Inc.*............................. 1,078       64,882
Papa John's International, Inc.*.............................   748       18,326
Park Place Entertainment Corp.*.............................. 7,744       94,380
Payless ShoeSource, Inc.*....................................   792       40,590
Pennzoil-Quaker State Co..................................... 1,936       23,353
Pentair, Inc. ............................................... 1,188       42,174
Perrigo Co.*................................................. 1,848       11,666
Pioneer Natural Resources Co.*............................... 2,508       31,977
Pittston Brink's Group....................................... 1,276       17,465
PMI Group, Inc. ............................................. 1,100       52,250
Policy Management Systems Corp.*.............................   858       13,192
Polycom, Inc.*...............................................   792       74,522
Potomac Electric Power Co. .................................. 3,058       76,450
Powerwave Technologies, Inc.*................................ 1,980       87,120
Precision Castparts Corp. ...................................   616       27,874
Premier Parks, Inc.*......................................... 2,178       49,550
Protective Life Corp......................................... 1,650       43,931
Provident Financial Group, Inc. ............................. 1,056       25,146
PSS World Medical, Inc.*..................................... 1,804       12,121

Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
Public Service Co. of New Mexico............................. 1,034  $    15,962
Puget Sound Energy, Inc. .................................... 2,134       45,481
QLogic Corp.*................................................ 1,848      122,084
Quanta Services, Inc.*....................................... 1,430       78,650
Quantum Corp.-DLT & Storage Systems Group* .................. 3,894       37,723
Quest Diagnostics, Inc.*..................................... 1,100       82,225
Questar Corp. ............................................... 2,046       39,641
Quorum Health Group, Inc.*................................... 1,782       18,377
R.J. Reynolds Tobacco Holdings............................... 2,750       76,828
Rational Software Corp.*..................................... 2,200      204,462
Rayonier, Inc. ..............................................   704       25,256
Reader's Digest Association, Inc. ........................... 2,640      104,940
ReliaStar Financial Corp. ................................... 2,266      118,822
Reynolds & Reynolds Co. ..................................... 1,980       36,135
Robert Half International, Inc. ............................. 4,488      127,908
Rollins, Inc. ...............................................   770       11,454
Ross Stores, Inc. ........................................... 2,266       38,664
RPM, Inc. ................................................... 2,728       27,621
Ruddick Corp. ............................................... 1,210       14,293
Ryerson Tull, Inc. ..........................................   616        6,391
Saks, Inc.*.................................................. 3,608       37,884
Santa Fe Snyder Corp.*....................................... 4,554       51,802
Sawtek, Inc.*................................................   990       56,987
SCANA Corp. ................................................. 2,574       62,098
Scholastic Corp.*............................................   418       25,550
Schulman (A.) Inc............................................   748        9,023
SCI Systems, Inc.*........................................... 3,608      141,389
Semtech Corp.*...............................................   814       62,258
Sensormatic Electronics Corp.*............................... 1,848       29,222
Sepracor, Inc.*.............................................. 1,628      196,377
Sequa Corp.--Class A*........................................   264       10,082
Shaw Industries, Inc......................................... 3,498       43,725
Sierra Pacific Resources..................................... 1,980       24,874
Smith International, Inc.*................................... 1,144       83,298
Smucker (J.M.) Co.--Class A..................................   726       13,976
Solutia, Inc. ............................................... 2,794       38,418
Sonoco Products Co. ......................................... 2,464       50,666
Sotheby's Holdings, Inc.*.................................... 1,562       27,335
Southdown, Inc. .............................................   836       48,278
Sovereign Bancorp, Inc. ..................................... 5,478       38,517
SPX Corp.*...................................................   770       93,122
Standard Register Co. .......................................   704       10,032
STERIS Corp.*................................................ 1,650       14,644
Stewart & Stevenson Services, Inc. ..........................   704       10,604
Stewart Enterprises, Inc.--Class A........................... 2,750        9,711
Storage Technology Corp.*.................................... 2,398       26,228
Structural Dynamics Research Corp.*..........................   902       13,586
Stryker Corp. ............................................... 4,884      213,674
Suiza Foods Corp.*...........................................   770       37,634
SunGard Data Systems, Inc.*.................................. 3,278      101,618
Superior Industries International, Inc. .....................   682       17,562
Swift Transportation Co., Inc.*.............................. 1,628       22,792
Sybase, Inc.*................................................ 2,024       46,552
Sybron International Corp.*.................................. 2,662       52,741
Sykes Enterprises, Inc.*..................................... 1,562       20,111
Sylvan Learning Systems, Inc.*............................... 1,254       17,243
Symantec Corp.*.............................................. 1,474       79,504

              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
UltraMid-Cap ProFund                                              June 30, 2000

(Unaudited)

Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
Symbol Technologies, Inc. ................................... 3,366  $   181,763
Synopsys, Inc.*.............................................. 1,782       61,590
TCF Financial Corp. ......................................... 2,068       53,122
Tech Data Corp.*............................................. 1,276       55,586
TECO Energy, Inc. ........................................... 3,322       66,648
Tecumseh Products Co. .......................................   506       19,323
Teleflex, Inc. ..............................................   968       35,877
Telephone & Data Systems, Inc. .............................. 1,496      149,973
Tidewater, Inc. ............................................. 1,364       49,104
Titan Corp.*................................................. 1,254       56,116
Transaction Systems Architects, Inc.*........................   792       13,563
Transwitch Corp.*............................................   902       69,623
Trigon Healthcare, Inc.*.....................................   968       49,913
Trinity Industries, Inc. ....................................   990       18,315
Triquint Semiconductor, Inc.*................................   924       88,415
Tyson Foods, Inc.--Class A................................... 5,676       49,665
UCAR International, Inc.*.................................... 1,122       14,656
Ultramar Diamond Shamrock Corp. ............................. 2,156       53,496
Unifi, Inc.*................................................. 1,496       18,513
Unitrin, Inc. ............................................... 1,848       54,285
Universal Corp. .............................................   770       16,266
Universal Foods Corp. ....................................... 1,298       24,013
Univision Communications, Inc.*.............................. 2,486      257,300
USG Corp. ................................................... 1,232       37,422
UtiliCorp United, Inc. ...................................... 2,376       47,223
Valassis Communications, Inc.*............................... 1,408       53,680
Valero Energy Corp. ......................................... 1,408       44,704
Valspar Corp. ............................................... 1,056       35,640
Varco International, Inc.*................................... 2,245       52,192
Vectren Corp. ............................................... 1,628       28,083
Viad Corp. .................................................. 2,420       65,945
Vishay Intertechnology, Inc.*................................ 3,146      119,351
VISX, Inc.*.................................................. 1,760       49,390
Vitesse Semiconductor Corp.*................................. 3,652      268,650
Waddell & Reed Financial, Inc. .............................. 2,046       67,134
Wallace Computer Services, Inc. ............................. 1,034       10,211
Warnaco Group, Inc. ......................................... 1,364       10,571
Washington Gas Light Co. .................................... 1,166       28,057
Washington Post Co. .........................................   242      115,675
Waters Corp.*................................................ 1,562      194,956
Wausau-Mosinee Paper Corp. .................................. 1,320       11,303
Weatherford International, Inc.*............................. 2,618      104,229
Webster Financial Corp. ..................................... 1,122       24,894
Wellman, Inc. ...............................................   880       14,245
Westamerica Bancorporation...................................   968       25,289
Westpoint Stevens, Inc. ..................................... 1,320       14,685
Westwood One, Inc.*.......................................... 2,772       94,595
Whitman Corp. ............................................... 3,564       44,105
Williams-Sonoma, Inc.*....................................... 1,364       44,245
Wilmington Trust Corp. ......................................   836       35,739
Wisconsin Central Transport*................................. 1,254       16,302
Wisconsin Energy Corp. ...................................... 2,948       58,407
York International Corp. ....................................   990       24,998
Zions Bancorporation ........................................ 2,134       97,930
                                                                     -----------
TOTAL COMMON STOCKS
 (Cost $21,677,071)..........................................         21,156,988
                                                                     -----------
Options Purchased (9.0%)
                                                                      Market
                                                          Contracts    Value
                                                          --------- -----------
S&P MidCap 400 Call Option expiring July 2000 @ 290......       22   $2,189,000
S&P MidCap 400 Put Option expiring July 2000 @ 250.......       45        2,025
                                                                    -----------
TOTAL OPTIONS PURCHASED
 (Cost $2,309,710).......................................             2,191,025
                                                                    -----------
U.S. Treasury Notes (4.1%)
                                                          Principal
                                                           Amount
                                                          ---------
U.S. Treasury Note,
 4.50%, 09/30/00......................................... $991,000      987,129
                                                                    -----------
TOTAL U.S. TREASURY NOTES
 (Cost $987,171).........................................               987,129
                                                                    -----------
TOTAL INVESTMENTS
 (Cost $24,973,952)(a) (100.3%)..........................            24,335,142
Liabilities in excess of
 other assets (-0.3)%....................................               (81,156)
                                                                    -----------
TOTAL NET ASSETS (100.0%)................................           $24,253,986
                                                                    ===========

-----
Percentages indicated are based on net assets of $24,253,986.

Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Loss
                                                          --------- -----------
S&P MidCap 400 Future Contract expiring September 2000
 (Underlying face amount at value $22,983,000)...........       94  $  (436,970)

-----
 * Non-income producing
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation.... $ 274,265
      Unrealized depreciation....  (913,075)
                                  ---------
      Net unrealized
       depreciation.............. $(638,810)
                                  =========
              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraMid-Cap ProFund                                               June 30, 2000

(Unaudited)

The UltraMid-Cap ProFund's investment concentration based on net assets, by industry, as of June 30, 2000, was as follows:

Aerospace & Defense.......................................................  0.5%
Airlines..................................................................  0.1%
Automotive................................................................  0.6%
Banking...................................................................  5.0%
Biotechnology.............................................................  3.4%
Building & Construction...................................................  1.1%
Business Services.........................................................  6.1%
Chemicals.................................................................  2.0%
Computer Services.........................................................  1.9%
Computer Software.........................................................  4.4%
Computers.................................................................  1.1%
Consumer Products.........................................................  0.4%
Containers & Packaging....................................................  0.1%
Electrical & Electronic...................................................  4.7%
Energy & Utilities........................................................ 15.8%
Financial Services........................................................  1.7%
Food & Beverage...........................................................  2.1%
Health Care...............................................................  4.8%
Home Furnishings..........................................................  0.5%
Insurance.................................................................  2.6%
Machinery & Equipment.....................................................  3.1%
Media.....................................................................  2.8%
Metals & Mining...........................................................  0.4%
Office Equipment & Supplies...............................................  0.3%
Paper & Forest Products...................................................  1.2%
Pharmaceuticals...........................................................  3.3%
Retail & Wholesale........................................................  4.4%
Semiconductors............................................................  4.7%
Telecommunications........................................................  3.8%
Textiles & Apparel........................................................  1.4%
Tobacco...................................................................  0.4%
Transportation............................................................  1.1%
Travel & Entertainment....................................................  1.4%
Other..................................................................... 12.8%

              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                  June 30, 2000
Assets:
 Investments, at value (cost $24,973,952).........................  $24,335,142
 Cash.............................................................      179,874
 Dividends and interest receivable................................       21,567
 Prepaid expenses.................................................       92,903
                                                                    -----------
  Total Assets....................................................   24,629,486
Liabilities:
 Variation margin on futures contracts............................      354,030
 Advisory fees payable............................................       13,735
 Management servicing fees payable................................        2,747
 Administration fees payable......................................          152
 Shareholder servicing fees payable--Service Class................        4,836
                                                                    -----------
  Total Liabilities...............................................      375,500
                                                                    -----------
Net Assets........................................................  $24,253,986
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $27,297,568
 Accumulated net investment loss..................................      (10,817)
 Accumulated net realized losses on investments and futures
  contracts.......................................................   (1,956,985)
 Net unrealized depreciation on investments and futures
  contracts.......................................................   (1,075,780)
                                                                    -----------
Total Net Assets..................................................  $24,253,986
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $17,946,119
 Shares of Beneficial Interest Outstanding........................      566,772
 Net Asset Value (offering and redemption price per share)........  $     31.66
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $ 6,307,867
 Shares of Beneficial Interest Outstanding........................      200,161
 Net Asset Value (offering and redemption price per share)........  $     31.51
                                                                    ===========
 Statement of Operations
                       For the period February 8, 2000(a) through June 30, 2000

Investment Income:
 Dividends........................................................  $    56,201
 Interest.........................................................       36,518
                                                                    -----------
  Total Income....................................................       92,719
Expenses:
 Advisory fees....................................................       45,781
 Management servicing fees........................................        9,156
 Administration fees..............................................        4,984
 Shareholder servicing fees--Service Class........................       15,948
 Custody fees.....................................................       10,787
 Registration and filing fees.....................................        8,348
 Fund accounting fees.............................................        6,753
 Other fees.......................................................        1,779
                                                                    -----------
  Total expenses..................................................      103,536
                                                                    -----------
Net Investment Loss...............................................      (10,817)
                                                                    -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and futures contracts.........   (1,956,985)
 Net change in unrealized depreciation on investments and futures
  contracts.......................................................   (1,075,780)
                                                                    -----------
  Net realized and unrealized losses on investments and futures
   contracts......................................................   (3,032,765)
                                                                    -----------
Decrease In Net Assets Resulting from Operations..................  $(3,043,582)
                                                                    ===========

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund

 Statement of Changes in Net Assets

                                                              For the period
                                                            February 8, 2000(a)
                                                                  through
                                                               June 30, 2000
                                                            -------------------
                                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss.......................................    $     (10,817)
 Net realized losses on investments and futures contracts..       (1,956,985)
 Net change in unrealized depreciation on investments and
  futures contracts........................................       (1,075,780)
                                                               -------------
 Net decrease in net assets resulting from operations......       (3,043,582)
Capital Share Transactions:
 Proceeds from shares issued...............................      267,486,798
 Cost of shares redeemed...................................     (240,189,230)
                                                               -------------
 Net increase in net assets resulting from capital share
  transactions.............................................       27,297,568
                                                               -------------
 Total increase in net assets..............................       24,253,986
Net Assets:
 Beginning of period.......................................               --
                                                               -------------
 End of period.............................................    $  24,253,986
                                                               =============

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                         Investor Class        Service Class
                                        -------------------  -------------------
                                        For the period from  For the period from
                                        February 8, 2000(a)  February 8, 2000(a)
                                              through              through
                                           June 30, 2000        June 30, 2000
                                        -------------------  -------------------
                                            (Unaudited)          (Unaudited)
Net Asset Value, Beginning of Period..      $     30.00          $    30.00
                                            -----------          ----------
 Net investment loss..................            (0.01)              (0.03)
 Net realized and unrealized gain on
  investments and futures contracts...             1.67(b)             1.54(b)
                                            -----------          ----------
 Total income from investment
  operations..........................             1.66                1.51
                                            -----------          ----------
Net Asset Value, End of Period........      $     31.66          $    31.51
                                            ===========          ==========
Total Return..........................             5.53%(c)            5.03%(c)
Ratios/Supplemental Data:
Net assets, end of period.............      $17,946,119          $6,307,867
Ratio of expenses to average net
 assets...............................             1.43%(d)            2.47%(d)
Ratio of net investment loss to
 average net assets...................            (0.12)%(d)          (0.33)%(d)
Portfolio turnover(e).................             2073%               2073%

-----
(a)Commencement of operations.
(b)The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)Not annualized.
(d)Annualized.
(e)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                             June 30, 2000

(Unaudited)

 Common Stocks (84.6%)
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
 1-800-FLOWERS.COM, Inc.*....................................   736  $     3,772
 24/7 Media, Inc.*...........................................   672       10,500
 AAR Corp. .................................................. 1,664       19,968
 Aaron Rents, Inc. .......................................... 1,728       21,708
 Abercrombie & Fitch Co.*.................................... 2,752       33,540
 Abgenix, Inc.*..............................................   224       26,849
 ABM Industries, Inc. ....................................... 1,376       31,648
 About.com, Inc.*............................................   320       10,080
 Accrue Software, Inc.*......................................   160        5,680
 ACME Communications, Inc.*..................................   320        5,840
 Actel Corp.*................................................ 1,184       54,020
 Active Software, Inc.*......................................   480       37,290
 Actuate Corp.*.............................................. 1,088       58,072
 ACTV, Inc.*................................................. 1,600       23,900
 Adaptive Broadband Corp.*................................... 1,344       49,392
 ADC Telecommunications, Inc.*............................... 1,174       98,461
 Adelphia Business Solutions, Inc.*..........................   800       18,550
 ADTRAN, Inc.*...............................................   928       55,564
 Advanced Digital Information Corp.*......................... 1,728       27,540
 Advanced Energy Industries, Inc.*...........................   576       33,948
 Advanced Fibre Communications, Inc.*........................ 1,152       52,200
 Advanced Radio Telecom Corp.*............................... 1,408       20,592
 Advanced Tissue Sciences, Inc.*............................. 1,504       12,079
 Advent Software, Inc.*...................................... 1,152       74,304
 ADVO, Inc.*................................................. 1,152       48,384
 Aeroflex, Inc.*............................................. 1,024       50,880
 Affiliated Managers Group, Inc.*............................ 1,312       59,696
 Affymetrix, Inc.*...........................................   416       68,692
 AGCO Corp. ................................................. 3,392       41,552
 AGL Resources, Inc. ........................................ 1,888       30,090
 Airborne Freight Corp. ..................................... 2,688       50,904
 Airgas, Inc.*............................................... 4,288       24,388
 AirGate PCS, Inc.*..........................................   224       11,774
 Alaska Air Group, Inc.*..................................... 1,248       33,852
 Alexander & Baldwin, Inc. .................................. 2,016       44,478
 Alexion Pharmaceuticals, Inc.*..............................   128        9,152
 Alfa Corp. ................................................. 2,624       45,920
 Alkermes, Inc.*............................................. 1,024       48,256
 Allaire Corp.*..............................................   640       23,520
 Alliance Bancorp............................................ 1,920       31,560
 Alliance Pharmaceutical Corp.*..............................   480        5,400
 Alliant Techsystems, Inc.*..................................   672       45,318
 Allied Capital Corp......................................... 2,016       34,272
 Allied Riser Communications Corp.*.......................... 1,504       21,244
 Alpha Industries, Inc.*..................................... 1,376       60,630
 Alpharma, Inc. ............................................. 1,152       71,712
 Amcore Financial, Inc. ..................................... 1,504       27,542
 America West Holdings Corp.--Class B*....................... 2,080       35,620
 American Eagle Outfitters, Inc.*............................   416        5,824
 American Italian Pasta Co.*................................. 1,216       25,156
 American Management Systems, Inc.*.......................... 2,176       71,434
 American Xtal Technology, Inc.*.............................   832       35,984
 AmeriCredit Corp.*.......................................... 3,232       54,944
 Amerisource Health Corp.--Class A*.......................... 2,720       84,320
 Ames Department Stores, Inc.*............................... 1,760       13,640
 Ametek, Inc. ............................................... 1,888       33,040
 Amkor Technology, Inc.*..................................... 1,248       44,070
 Amphenol Corp.--Class A*.................................... 1,376       91,074

 Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
 Amylin Pharmaceuticals, Inc.*...............................   480  $     7,290
 Anadigics, Inc.*............................................ 1,088       37,060
 Analysts International Corp. ...............................   416        3,874
 Anaren Microwave, Inc.*.....................................    64        8,399
 Anchor Bancorp Wisconsin, Inc. ............................. 2,464       37,730
 Ancor Communications, Inc.*................................. 1,184       42,347
 Andover Bancorp, Inc. ...................................... 1,216       35,036
 Andrew Corp.*............................................... 3,072      103,104
 AnnTaylor Stores Corp.*..................................... 1,696       56,180
 answerthink, inc.*.......................................... 1,312       21,812
 ANTEC Corp.*................................................ 1,248       51,870
 Apex, Inc.*.................................................   864       37,800
 Applebee's International, Inc. ............................. 1,504       45,590
 Applied Power, Inc.--Class A................................ 2,016       67,536
 AppNet, Inc.*...............................................   896       32,256
 Apria Healthcare Group, Inc.*............................... 2,720       33,320
 AptarGroup, Inc. ........................................... 1,696       45,792
 Arch Chemicals, Inc. ....................................... 1,440       31,500
 Arch Communications Group, Inc.*............................ 2,528       16,432
 Argonaut Group, Inc. ....................................... 1,632       27,948
 Artesyn Technologies, Inc.*................................. 1,920       53,400
 Arthur J. Gallagher & Co. .................................. 1,408       59,136
 Arvin Industries, Inc....................................... 2,048       35,584
 Ask Jeeves, Inc.*...........................................   416        7,514
 Aspect Communications Corp.*................................ 1,952       76,738
 Aspen Technology, Inc.*..................................... 1,152       44,352
 Asyst Technologies, Inc.*................................... 1,344       46,032
 ATMI, Inc.*................................................. 1,024       47,616
 Atmos Energy Corp........................................... 2,048       35,840
 Atwood Oceanics, Inc.*......................................   736       32,752
 Aurora Biosciences Corp.*...................................   256       17,456
 Aurora Foods, Inc.*......................................... 1,792        7,168
 Avant! Corp.*............................................... 2,080       38,968
 Avis Rent A Car, Inc.*...................................... 1,568       29,400
 Avista Corp. ............................................... 1,760       30,690
 AVT Corp.*.................................................. 1,504       11,092
 Aware, Inc.*................................................   864       44,172
 AXENT Technologies, Inc.*................................... 1,504       37,318
 Bally Total Fitness Holding Corp.*.......................... 1,376       34,916
 BancorpSouth, Inc. ......................................... 2,368       33,300
 BancWest Corp. ............................................. 2,304       37,872
 Bandag, Inc. ............................................... 1,216       29,488
 Bank United Corp............................................ 1,472       51,796
 BankAtlantic Bancorp, Inc. ................................. 5,984       35,156
 Banknorth Group, Inc. ......................................   941       14,409
 Barnes & Noble, Inc.*.......................................   224        4,984
 barnesandnoble.com, inc.*...................................   832        5,434
 Barr Laboratories, Inc.*.................................... 1,248       55,926
 Barrett Resources Corp.*.................................... 1,632       49,674
 Bay View Capital Corp. .....................................   736        7,222
 Bedford Property Investors, Inc. ........................... 1,888       35,046
 Bell & Howell Co.*..........................................   960       23,280
 Benchmark Electronics, Inc.*................................ 1,024       37,440
 Bergen Brunswig Corp. ...................................... 1,312        7,216
 Beringer Wine Estates Holdings, Inc.--Class B*..............   704       24,860
 Berry Petroleum Co.--Class A................................ 2,304       39,168
 Bethlehem Steel Corp.*...................................... 8,224       29,298

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                             June 30, 2000

(Unaudited)

 Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
 Beverly Enterprises, Inc.*..................................  9,600 $    27,000
 Billing Concepts Corp.*.....................................  1,504       6,674
 Bindley Western Industries, Inc. ...........................  1,792      47,376
 BindView Development Corp.*.................................  1,536      18,432
 Bio-Technology General Corp.*...............................  2,752      36,292
 Biosite Diagnostics, Inc.*..................................     96       4,626
 Black BOX Corp.*............................................    896      70,938
 Black Hills Corp. ..........................................  1,376      31,046
 Blanch (E.W.) Holdings, Inc. ...............................    672      13,650
 Block Drug Co.--Class A.....................................  1,024      43,328
 Blount International, Inc. .................................  2,208      16,974
 Bob Evans Farms, Inc. ......................................  2,560      38,240
 Borders Group, Inc.*........................................  4,160      64,740
 Boyds Collection Ltd.*......................................  1,120       9,520
 Boykin Lodging Co. .........................................  2,560      34,560
 Bradley Real Estate, Inc. ..................................  1,920      40,920
 Brady Corp.--Class A........................................  1,216      39,520
 Brandywine Realty Trust.....................................  2,016      38,556
 BRE Properties, Inc.--Class A...............................  1,792      51,744
 Brightpoint, Inc.*..........................................  2,848      24,653
 Broadbase Software, Inc.*...................................    864      26,460
 BroadVision, Inc.*..........................................    832      42,276
 Brooks Automation, Inc.*....................................    608      38,874
 BSB Bancorp, Inc. ..........................................  1,824      36,594
 BT Financial Corp. .........................................  1,920      33,120
 Burnham Pacific Properties, Inc. ...........................  3,456      23,760
 Burr-Brown Corp.*...........................................    800      69,350
 C-COR.net Corp.*............................................  1,248      33,696
 C-Cube Microsystems, Inc.*..................................    572      11,226
 C.H. Robinson Worldwide, Inc. ..............................  1,728      85,536
 Cable Design Technologies Corp.*............................  1,440      48,240
 Cabot Industrial Trust......................................  2,400      47,250
 Cabot Oil & Gas Corp. ......................................  2,304      48,816
 California Water Service Group..............................  1,120      27,160
 Callaway Golf Co. ..........................................  3,840      62,640
 Cambrex Corp. ..............................................  1,216      54,720
 Cambridge Technology Partners, Inc.*........................  2,496      21,762
 Camden Property Trust.......................................  1,664      48,880
 Capital Automotive Real Estate Investment Trust.............  2,912      41,132
 Capitol Federal Financial...................................  3,968      43,896
 Caprock Communications Corp.*...............................  1,408      27,456
 CareInsite, Inc.*...........................................    256       4,576
 Caremark Rx, Inc.*.......................................... 10,880      74,120
 Carpenter Technology Corp. .................................  1,120      23,660
 Carter-Wallace, Inc. .......................................  1,728      34,776
 Cascade Natural Gas Corp. ..................................  2,560      42,720
 Casey's General Stores, Inc. ...............................  3,840      39,840
 Catalytica, Inc.*...........................................  3,008      33,088
 Cathay Bancorp, Inc. .......................................    800      37,100
 CBL & Associates Properties, Inc. ..........................  1,408      35,112
 CBRL Group, Inc. ...........................................  4,256      62,510
 CCC Information Services Group, Inc.*.......................  1,280      13,600
 CEC Entertainment, Inc.*....................................  1,568      40,180
 Celgene Corp.*..............................................    736      43,332
 Cell Pathways Holdings, Inc.*...............................    928      21,808
 Cell Therapeutics, Inc.*....................................    384      11,760
 Center Trust, Inc. .........................................  3,520      17,820

 Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
 Centerpoint Properties Corp. ...............................   992  $    40,424
 Century Business Services, Inc.*............................ 3,552        6,882
 Century South Banks, Inc. .................................. 1,376       26,660
 Cephalon, Inc.*.............................................   896       53,648
 Cerner Corp.*............................................... 1,504       40,984
 CFS Bancorp, Inc. .......................................... 4,448       40,727
 CFW Communications Co. .....................................   928       34,800
 Charles E. Smith Residential Realty, Inc. ..................   896       34,048
 Charming Shoppes, Inc.*..................................... 6,272       31,948
 Charter Municipal Mortgage Acceptance Co. .................. 2,720       33,490
 Chateau Communities, Inc. .................................. 1,184       33,448
 Chelsea GCA Realty, Inc. ................................... 1,056       36,498
 Chemed Corp. ............................................... 1,312       36,982
 ChemFirst, Inc. ............................................ 1,600       38,600
 Chemical Financial Corp. ................................... 1,280       33,280
 Chesapeake Corp. ........................................... 1,280       37,920
 Choice Hotels International, Inc.*.......................... 2,816       27,984
 Choice One Communications, Inc.*............................   128        5,224
 Choicepoint, Inc.*.......................................... 1,248       55,536
 Church & Dwight, Inc. ...................................... 1,824       32,832
 Ciber, Inc.*................................................ 2,400       31,800
 Cirrus Logic, Inc.*......................................... 3,072       49,152
 Citadel Communications Corp.*............................... 1,056       36,894
 Citizens Banking Corp., Michigan............................ 2,144       34,807
 CKE Restaurants, Inc. ...................................... 4,864       14,592
 Clarcor, Inc. .............................................. 1,920       38,160
 Clarent Corp.*..............................................   576       41,184
 Cleveland-Cliffs, Inc. ..................................... 1,440       37,170
 CMP Group, Inc. ............................................ 1,312       38,458
 Cobalt Networks, Inc.*......................................   480       27,780
 Cognex Corp.*............................................... 1,696       87,768
 Coherent, Inc.*............................................. 1,120       93,940
 Cohu, Inc. .................................................   928       25,027
 Coinstar, Inc.*............................................. 1,184       11,914
 Colonial Properties Trust................................... 1,472       40,296
 Com21, Inc.*................................................   896       22,400
 Commerce Bancorp, Inc., New Jersey.......................... 1,152       52,992
 Commercial Metals Co. ......................................   928       25,520
 Commercial NET Lease Realty................................. 3,168       33,264
 Commonwealth Bancorp, Inc. ................................. 1,984       23,560
 Commscope, Inc.*............................................ 1,984       81,344
 Community First Bankshares, Inc. ........................... 2,752       44,892
 Community Trust Bancorp, Inc.*.............................. 1,888       33,394
 Complete Business Solutions, Inc.*.......................... 1,408       24,728
 Computer Network Technology Corp.*..........................   512        8,896
 COMSAT Corp. ...............................................   416       10,270
 Concord Communications, Inc.*...............................   832       33,176
 Concurrent Computer Corp.*.................................. 2,336       30,660
 CONMED Corp.*............................................... 1,120       28,980
 Connetics Corp.*............................................   352        5,170
 Consolidated Stores Corp.*.................................. 1,280       15,360
 Convergent Communications, Inc.*............................   544        4,352
 Copart, Inc.*............................................... 1,824       29,184
 COR Therapeutics, Inc.*.....................................   576       49,140
 Corixa Corp.*...............................................   832       35,724
 Corn Products International, Inc. .......................... 1,984       52,576
 Cornerstone Realty Income Trust, Inc. ...................... 3,424       34,240

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                             June 30, 2000

(Unaudited)

 Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
 Corus Bankshares, Inc. ..................................... 1,344  $    35,532
 CoStar Group, Inc.*.........................................   384        9,624
 Coulter Pharmaceutical, Inc.*...............................   960       19,680
 Cousins Properties, Inc. ...................................   960       36,960
 Covance, Inc.*.............................................. 3,296       29,046
 Coventry Health Care, Inc.*................................. 3,904       52,033
 Crawford & Co.--Class B..................................... 2,816       30,976
 Credence Systems Corp.*..................................... 1,120       61,810
 Cree Research, Inc.*........................................   224       29,904
 Crompton Corp. ............................................. 5,664       69,384
 Crown American Realty Trust................................. 5,472       29,412
 CT Communications, Inc. .................................... 1,037       29,490
 CTS Corp. .................................................. 1,088       48,960
 Cubist Pharmaceuticals, Inc.*...............................   320       15,760
 Cumulus Media, Inc.*........................................   928        8,468
 CuraGen Corp.*..............................................   320       12,180
 Cyber-Care, Inc.*........................................... 1,312       13,059
 CyberSource Corp.*..........................................   352        4,862
 Cybex Computer Products Corp.*..............................   960       41,280
 Cygnus, Inc.*...............................................   640        9,120
 Cymer, Inc.*................................................ 1,248       59,592
 Cypress Semiconductor Corp.*................................ 1,440       60,840
 Cytec Industries, Inc.*..................................... 1,920       47,400
 Cytogen Corp.*..............................................   992       10,044
 Cytyc Corp.*................................................ 1,536       81,984
 D.R. Horton, Inc. .......................................... 3,008       40,796
 Dain Rauscher Corp. ........................................   736       48,576
 Dal-Tile International, Inc.*............................... 3,680       30,360
 Dallas Semiconductor Corp. ................................. 2,240       91,280
 Data Broadcasting Corp.*.................................... 1,312        8,282
 Datascope Corp. ............................................   800       28,800
 Datastream Systems, Inc.*...................................   480        6,000
 David's Bridal, Inc.*....................................... 1,056       12,210
 Del Monte Foods Co.*........................................ 3,168       21,582
 Delco Remy International, Inc.*.............................   864        7,182
 Delphi Financial Group, Inc.*...............................   896       30,408
 Delta & Pineland Co. ....................................... 2,272       56,942
 Deltathree.com, Inc.--Class A*..............................   672        9,786
 Dendrite International, Inc.*............................... 1,536       51,168
 Developers Diversified Realty Corp. ........................ 3,360       50,190
 Dexter Corp. ............................................... 1,120       53,760
 Diagnostic Products Corp. .................................. 1,312       41,984
 Diamond Technology Partners, Inc.*..........................   512       45,056
 Digital Courier Technologies, Inc.*......................... 1,920       12,240
 Digital Impact, Inc.*.......................................   448        6,328
 Digital Island, Inc.*....................................... 2,208      107,364
 Digital Microwave Corp.*.................................... 1,664       63,440
 Digital River, Inc.*........................................   576        4,428
 Dillards, Inc.--Class A..................................... 2,400       29,400
 Dionex Corp.*............................................... 1,312       35,096
 Documentum, Inc.*...........................................   704       62,920
 Dollar Thrifty Automotive Group, Inc.*...................... 1,632       30,090
 Donaldson Co., Inc. ........................................ 1,824       36,024
 Donaldson, Lufkin & Jenrette, Inc. .........................   576        4,104
 DSL.net, Inc.*..............................................   608        6,270
 DSP Group, Inc.*............................................ 1,152       64,512
 Dura Automotive Systems, Inc.*.............................. 1,184       12,802
 Dura Pharmaceuticals, Inc.*................................. 2,624       37,720

 Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
 Dycom Industries, Inc.*..................................... 1,763  $    81,098
 E-LOAN, Inc.*............................................... 1,664        7,904
 e.MedSoft.com*..............................................   448        3,584
 e.spire Communications, Inc.*............................... 2,720       18,360
 Earthgrains Co. ............................................ 2,432       47,272
 EarthShell Corp.*........................................... 3,008        9,118
 Eastern Enterprises.........................................   704       44,352
 Eastgroup Properties, Inc. ................................. 1,632       34,374
 Eaton Vance Corp. .......................................... 1,280       59,200
 Echelon Corp.*..............................................   544       31,518
 Eclipsys Corp.*............................................. 1,760       13,200
 eGain Communications Corp.*.................................   448        5,432
 EGL, Inc.*..................................................   832       25,584
 El Paso Electric Co.*....................................... 4,096       45,824
 Elcor Corp. ................................................   992       22,816
 Electric Lightwave, Inc.--Class A*..........................   224        4,186
 Electro Scientific Industries, Inc.*........................ 1,152       50,724
 Electroglas, Inc.*.......................................... 1,120       24,080
 Emcore Corp.*...............................................   512       61,440
 Emmis Communications Corp.*................................. 1,664       68,848
 Empire District Electric Co. ............................... 1,856       40,948
 Emulex Corp.*...............................................   960       63,060
 Encompass Services Corp.*................................... 1,408        8,096
 Energen Corp. .............................................. 2,336       50,954
 Enhance Financial Services Group, Inc. ..................... 2,176       31,280
 Entercom Communications Corp.*.............................. 1,088       53,040
 Entertainment Properties Trust.............................. 2,368       32,708
 EntreMed, Inc.*.............................................   736       22,034
 Entrust Technologies, Inc.*.................................   704       58,256
 Enzo Biochem, Inc.*.........................................   960       66,240
 Enzon, Inc.*................................................ 1,568       66,640
 ePresence, Inc.*............................................ 1,248        9,048
 Equitable Resources, Inc. .................................. 1,248       60,216
 Equity Inns, Inc. .......................................... 5,248       32,144
 eSpeed, Inc.*...............................................   224        9,730
 Essex Property Trust, Inc. .................................   864       36,288
 Ethan Allen Interiors, Inc. ................................ 2,016       48,384
 Ethyl Corp. ................................................ 4,288       10,720
 eToys, Inc.*................................................ 3,904       24,766
 Exar Corp.*.................................................   768       66,960
 Exchange Applications, Inc.*................................   960       25,560
 Extended Stay America, Inc.*................................ 5,696       52,688
 Extended Systems, Inc.*.....................................   128       12,288
 F&M Bancorp................................................. 1,824       36,024
 F.Y.I., Inc.*............................................... 1,056       35,574
 F5 Networks, Inc.*..........................................   448       24,444
 Factory 2-U Stores, Inc.*...................................   288       10,890
 FactSet Research Systems, Inc. ............................. 1,088       30,736
 Fair, Isaac & Co., Inc. ....................................   704       30,976
 Farmers Capital Bank Corp. ................................. 1,088       33,048
 Federal Realty Investment Trust............................. 2,304       46,080
 Federal Signal Corp. ....................................... 3,104       51,216
 Federal-Mogul Corp. ........................................ 1,152       11,016
 Ferro Corp. ................................................ 2,112       44,352
 Filenet Corp.*.............................................. 1,536       28,224
 First American Financial Corp. ............................. 3,456       49,464
 First Commonwealth Financial Corp. ......................... 3,232       29,290
 First Financial Bankshares, Inc. ........................... 1,152       31,680

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                             June 30, 2000

(Unaudited)

 Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
 First Financial Corp., Indiana..............................   864  $    26,352
 First Health Group Corp.*................................... 2,432       79,800
 First Industrial Realty Trust, Inc. ........................ 1,280       37,760
 First Merchants Corp. ...................................... 1,216       25,764
 First Midwest Bancorp, Inc. ................................ 1,408       32,736
 First Sentinel Bancorp, Inc. ............................... 4,000       32,875
 First Washington Bancorp, Inc. ............................. 2,272       31,666
 First Washington Realty Trust, Inc. ........................ 1,632       36,006
 FirstWorld Communications, Inc.*............................   480        5,040
 Fisher Scientific International, Inc.*...................... 1,824       45,144
 Fleetwood Enterprises, Inc. ................................ 2,208       31,464
 Fleming Companies, Inc. .................................... 2,816       36,784
 Florida East Coast Industries, Inc. ........................ 1,216       48,640
 Florida Rock Industries, Inc. ..............................   928       33,060
 Flowserve Corp. ............................................ 2,464       37,114
 Footstar, Inc.*............................................. 1,472       48,944
 Forest City Enterprises--Class A............................ 1,216       40,584
 Fremont General Corp. ...................................... 1,824        7,182
 Friedman, Billings, Ramsey Group, Inc.*.....................   896        7,280
 Fuller (H. B.) Co...........................................   608       27,702
 Furniture Brands International, Inc.*....................... 2,656       40,172
 FutureLink Corp.*...........................................   864        6,210
 G & K Services, Inc. ....................................... 1,408       35,288
 Gables Residential Trust.................................... 1,440       37,170
 Gartner Group, Inc. ........................................ 1,600       19,200
 Gaylord Container Corp.--Class A*........................... 2,304        6,192
 Gaylord Entertainment Co.*.................................. 1,280       27,520
 GBC Bancorp................................................. 1,568       45,864
 Gene Logic, Inc.*...........................................   448       15,988
 General Semiconductor, Inc.*................................ 1,760       25,960
 Genome Therapeutics Corp.*..................................   192        5,844
 Genrad, Inc.*............................................... 2,080       18,720
 Geon Co. ................................................... 1,248       23,088
 Georgia Gulf Corp. ......................................... 1,568       32,634
 GetThere.com, Inc.*.........................................   288        3,042
 Getty Images, Inc.*......................................... 1,376       50,998
 Gilead Sciences, Inc.*...................................... 1,440      102,420
 Glenayre Technologies, Inc.*................................ 3,200       33,800
 Glenborough Realty Trust, Inc. ............................. 2,528       44,082
 Glimcher Realty Trust....................................... 2,400       34,500
 Global Crossing Ltd.*....................................... 1,755       46,178
 Global Industries, Ltd.*.................................... 3,840       72,480
 GlobalNetFinancial.com, Inc.*...............................   864       18,144
 Globix Corp.*...............................................   736       21,574
 Go2Net, Inc.*...............................................   960       48,300
 GoAmerica, Inc.*............................................   512        7,904
 GoTo.com, Inc.*.............................................   736       11,270
 Gray Communications Systems, Inc. .......................... 1,920       18,840
 Great Atlantic & Pacific Tea Co. ........................... 1,312       21,812
 Great Lakes REIT, Inc. ..................................... 2,016       34,272
 Great Plains Software, Inc.*................................   512       10,048
 Greater Bay Bancorp.........................................   864       40,392
 Greif Brothers Corp.--Class A............................... 1,280       39,360
 Group 1 Automotive, Inc.*................................... 1,088       13,056
 GTECH Holdings Corp.*....................................... 2,272       51,546
 Guilford Pharmaceuticals, Inc.*............................. 1,312       19,762
 Guitar Center, Inc.*........................................   512        5,376
 HA-LO Industries, Inc.*..................................... 3,040       17,100

 Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
 Haemonetics Corp.*.......................................... 1,792  $    37,632
 Hancock Holding Co. ........................................   896       30,464
 Hanna (M.A.) Co. ........................................... 3,072       27,648
 Hanover Compressor Co.*..................................... 2,752      104,576
 Hanover Direct, Inc.*....................................... 7,968       12,450
 Harland (John H.) Co. ...................................... 2,016       30,114
 Harleysville National Corp. ................................ 1,120       36,680
 Harman International Industries, Inc. ......................   832       50,752
 Harmonic, Inc.*.............................................   684       16,929
 Harsco Corp. ............................................... 1,696       43,248
 Health Care Property Investors, Inc. ....................... 1,408       38,368
 Health Care REIT, Inc. ..................................... 2,176       35,360
 Healthcare Realty Trust, Inc. .............................. 2,592       44,226
 Heidrick & Struggles International, Inc.*...................   992       62,620
 Helix Technology Corp.......................................   960       37,440
 Helmerich & Payne, Inc. .................................... 2,336       87,308
 Henry (Jack) & Associates, Inc. ............................ 1,344       67,368
 High Speed Access Corp.*.................................... 2,112       13,860
 HNC Software, Inc.*......................................... 1,024       63,232
 Hollywood Entertainment Corp.*..............................   640        5,040
 Hollywood.com, Inc.*........................................   928        7,192
 Home Properties of New York, Inc. .......................... 1,280       38,400
 HomeGrocer.com, Inc.*....................................... 1,088        6,562
 Hooper Holmes, Inc. ........................................ 3,136       25,088
 Horace Mann Educators Corp. ................................ 2,080       31,200
 Hospitality Properties Trust................................ 2,112       47,652
 Hotel Reservations Network, Inc.--Class A*..................   160        4,760
 HSB Group, Inc. ............................................ 1,472       45,816
 Hudson River Bancorp, Inc. ................................. 4,256       50,540
 Hudson United Bancorp....................................... 2,464       55,286
 Human Genome Sciences, Inc.*................................   480       64,020
 Humana, Inc.*............................................... 1,568        7,644
 Hutchinson Technology, Inc.*................................ 1,696       24,168
 Hyperion Solutions Corp.*................................... 1,376       44,634
 I2 Technologies, Inc.*......................................   990      103,222
 iBasis, Inc.*...............................................   320       13,780
 ICG Communications, Inc.*................................... 2,336       51,538
 IDACORP, Inc. .............................................. 1,184       38,184
 IDEC Pharmaceuticals Corp.*.................................   640       75,080
 Identix, Inc.*.............................................. 1,664       26,104
 IDEX Corp. ................................................. 1,504       47,470
 IDEXX Laboratories, Inc.*................................... 2,208       50,508
 IDT Corp.*.................................................. 1,024       34,752
 IDX Systems Corp.*..........................................   896       12,656
 iGate Capital Corp.*........................................ 1,824       25,080
 IGEN International, Inc.*...................................   320        5,300
 IKON Office Solutions, Inc. ................................ 2,944       11,408
 Illuminet Holdings, Inc.*...................................   384       19,536
 Imation Corp.*.............................................. 1,792       52,640
 ImClone Systems, Inc.*......................................   704       53,812
 Immersion Corp.*............................................   224        6,720
 Immunomedics, Inc.*.........................................   576       14,112
 Imperial Bancorp*........................................... 1,568       24,500
 Incyte Genomics, Inc.*......................................   416       34,190
 Independence Community Bank Corp. .......................... 4,224       55,968
 IndyMac Mortgage Holdings, Inc. ............................ 3,424       46,438
 Infocure Corp.*............................................. 1,408        7,920

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                             June 30, 2000

(Unaudited)

 Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
 InFocus Corp.*..............................................  1,280 $    41,200
 Infogrames, Inc.*...........................................    704       5,720
 Informatica Corp.*..........................................    832      68,172
 Informix Corp.*.............................................  8,672      64,498
 Inhale Therapeutic Systems, Inc.*...........................    672      68,187
 InnKeepers USA Trust........................................  4,096      37,376
 Insight Enterprises, Inc.*..................................  1,088      64,532
 Instituform Technologies, Inc.--Class A*....................  1,280      34,720
 Integra Bank Corp. .........................................  1,344      22,848
 Integrated Device Technology, Inc.*.........................    864      51,732
 Integrated Electrical Services, Inc.*.......................  3,616      18,532
 Intelidata Technologies Corp.*..............................    512       5,280
 Inter-Tel, Inc. ............................................  1,152      18,504
 Interactive Intelligence, Inc.*.............................    160       6,000
 Interdigital Communications Corp.*..........................  2,080      34,450
 Interface, Inc. ............................................  3,200      12,200
 Intergraph Corp.*...........................................  1,024       7,744
 Interim Services, Inc.*.....................................  2,816      49,984
 Interliant, Inc.*...........................................    896      20,888
 Interlink Electronics, Inc.*................................    128       5,360
 Intermedia Communications, Inc.*............................  2,080      61,880
 International Bancshares Corp.*.............................  1,120      36,540
 International Rectifier Corp.*..............................    832      46,592
 Internet Pictures Corp.*....................................  1,664      25,168
 InterTrust Technologies*....................................  1,888      38,822
 InterVoice-Brite, Inc.*.....................................  1,600      10,500
 InterWorld Corp.*...........................................    544      11,152
 Interwoven, Inc.*...........................................    480      52,793
 IntraNet Solutions, Inc.*...................................    448      17,192
 Intraware, Inc.*............................................    640      10,280
 Invacare Corp. .............................................  1,632      42,840
 Investors Financial Services Corp. .........................  1,856      73,660
 Iomega Corp.*............................................... 13,376      53,504
 Ionics, Inc.*...............................................  1,152      35,280
 Iron Mountain, Inc.*........................................  1,600      54,400
 ISIS Pharmaceuticals, Inc.*.................................    672       9,744
 ISS Group, Inc.*............................................    736      72,669
 ITC Deltacom, Inc.*.........................................  2,240      49,980
 Ivex Packaging Corp.*.......................................    896       9,968
 iVillage, Inc.*.............................................  1,600      13,500
 iXL Enterprises, Inc.*......................................    992      14,384
 Jack in the Box, Inc.*......................................  2,400      59,100
 Jacobs Engineering Group, Inc.*.............................  1,216      39,748
 JDN Realty Corp. ...........................................  3,072      31,296
 Jefferies Group, Inc. ......................................  1,376      27,778
 JLG Industries, Inc. .......................................  3,168      37,620
 John Nuveen Co.--Class A....................................  1,088      45,628
 Jones Pharma, Inc. .........................................  2,240      89,460
 Journal Register Co.*.......................................  2,432      44,384
 Juno Online Services, Inc.*.................................    736       7,912
 Kaiser Aluminum Corp.*......................................  1,408       5,632
 Kaufman & Broad Home Corp. .................................  2,336      46,282
 Kaydon Corp. ...............................................  1,600      33,600
 Kellwood Co. ...............................................  2,048      43,264
 Kelly Services, Inc.--Class A...............................  1,312      30,340
 KEMET Corp.*................................................  3,264      81,804
 Kennametal, Inc. ...........................................  1,472      31,556
 Kent Electronics Corp.*.....................................  1,504      44,838

 Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
 Key Energy Group*........................................... 4,832  $    46,508
 Keynote Systems, Inc.*......................................   288       20,322
 kforce.com, Inc.*........................................... 2,528       17,538
 Kilroy Realty Corp. ........................................ 1,856       48,140
 Kimball International, Inc.--Class B........................ 2,368       34,928
 King Pharmaceuticals, Inc.*................................. 1,295       56,818
 Kirby Corp.*................................................ 1,728       36,720
 Koger Equity, Inc. ......................................... 1,888       31,860
 Kopin Corp.*................................................   544       37,672
 Korn/Ferry International*................................... 1,056       33,462
 Kronos, Inc.*...............................................   704       18,304
 Kulicke & Soffa Industries, Inc.*........................... 1,024       60,800
 La-Z-Boy, Inc. ............................................. 3,072       43,008
 Laclede Gas Co. ............................................ 1,792       34,496
 Lam Research Corp.*......................................... 1,312       49,200
 Landstar System, Inc.*......................................   544       32,402
 Lattice Semiconductor Corp.*................................ 1,056       72,996
 Leap Wireless International, Inc.*..........................   864       40,608
 Lear Corp.*.................................................   800       16,000
 Lee Enterprises, Inc. ...................................... 2,048       47,744
 Legato Systems, Inc.*....................................... 2,368       35,816
 Lennar Corp. ............................................... 4,008       81,162
 Leucadia National Corp. .................................... 1,536       35,040
 Lexington Corporate Properties Trust........................ 3,072       34,368
 Liberty Corp. .............................................. 1,120       47,040
 LifeMinders, Inc.*..........................................   224        6,622
 LifePoint Hospitals, Inc.*.................................. 2,144       47,704
 Ligand Pharmaceuticals, Inc.--Class B*...................... 2,528       33,338
 Lilly Industries, Inc.--Class A............................. 2,464       74,074
 Lincoln Electric Holdings, Inc. ............................ 1,760       25,080
 Linens 'n Things, Inc.*.....................................   544       14,756
 Littelfuse, Inc.*........................................... 1,344       65,856
 LNR Property Corp. ......................................... 1,824       35,568
 Local Financial Corp.*...................................... 3,520       29,370
 Lone Star Technologies, Inc.*............................... 1,248       57,720
 Longview Fibre Co. ......................................... 2,944       32,568
 LookSmart Ltd.*............................................. 1,152       21,312
 Louis Dreyfus Natural Gas Corp.*............................ 1,600       50,100
 LTV Corp. .................................................. 9,344       26,864
 LTX Corp.*.................................................. 1,888       65,962
 Luby's, Inc. ............................................... 1,280       10,240
 Lynx Therapeutics, Inc.*....................................   160        7,610
 Macerich Co. ............................................... 1,632       36,006
 Macrovision Corp.*..........................................   800       51,138
 Madison Gas & Electric Co. ................................. 2,176       42,976
 Mail.com, Inc.*............................................. 1,536        8,736
 Manitowoc Co. .............................................. 1,504       40,232
 Manor Care, Inc.*...........................................   864        6,048
 Manugistics Group, Inc.*....................................   928       43,384
 Marimba, Inc.*..............................................   608        8,474
 Marine Drilling Co., Inc.*.................................. 2,432       68,096
 Mark IV Industries, Inc. ................................... 2,304       48,096
 Mascotech, Inc. ............................................ 3,232       34,946
 Mastec, Inc.*............................................... 1,344       51,324
 Maxtor Corp.*............................................... 5,088       53,742
 MDU Resources Group, Inc. .................................. 1,888       40,828
 Media Metrix, Inc.*.........................................   224        5,698
 Mediacom Communications Corp.*..............................   448        6,888

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                             June 30, 2000

(Unaudited)

 Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
 Mediaplex, Inc.*............................................   320  $     6,180
 Medical Assurance, Inc.*.................................... 1,568       17,640
 Medical Manager Corp.*......................................   992       33,790
 Medicis Pharmaceutical Corp.*............................... 1,280       72,960
 Meditrust Corp.*............................................ 6,944       26,040
 MedQuist, Inc.*............................................. 1,856       63,104
 MemberWorks, Inc.*..........................................   736       24,748
 Mentor Graphics Corp.*...................................... 3,232       64,236
 Mercator Software, Inc.*....................................   672       46,200
 Mercury Computer Systems, Inc.*............................. 1,024       33,088
 Mercury Interactive Corp.*..................................   800       77,400
 Meristar Hospitality Corp. ................................. 3,264       68,544
 MetaCreations Corp.*........................................   448        5,376
 Methode Electronics, Inc.--Class A.......................... 1,600       61,800
 Metricom, Inc.*.............................................   640       17,840
 Metris Cos., Inc. .......................................... 2,592       65,124
 Metrocall, Inc.*............................................ 2,304       20,736
 Metromedia International Group, Inc.*....................... 3,136       14,896
 Mettler Toledo International, Inc.*......................... 1,696       67,840
 MGC Communications, Inc.*...................................   928       55,622
 Michaels Stores, Inc.*...................................... 1,472       67,436
 Micrel, Inc.*............................................... 1,248       54,210
 Micromuse, Inc.*............................................   384       63,546
 Micron Electronics, Inc.*................................... 2,656       33,200
 Micros Systems, Inc.*.......................................   768       14,256
 MicroStrategy, Inc.*........................................ 2,048       61,440
 Microvision, Inc.*..........................................   160        7,840
 Mid-State Bancshares........................................ 1,088       29,648
 Midas, Inc. ................................................ 1,440       28,800
 Midway Games, Inc.*......................................... 1,696       13,674
 Milacron, Inc. ............................................. 2,400       34,800
 Millennium Pharmaceuticals, Inc.*...........................   576       64,440
 Minerals Technologies, Inc. ................................   928       42,688
 MIPS Technologies, Inc.*....................................   128        5,440
 Mitchell Energy & Development Corp.--Class A................ 1,568       50,372
 MMC Networks, Inc.*......................................... 1,440       76,949
 Modine Manufacturing Co. ................................... 1,408       38,016
 Modis Professional Services, Inc.*..........................   800        7,100
 Molecular Devices Corp.*....................................   512       35,424
 MONY Group, Inc. ........................................... 2,016       68,166
 Morgan Keegan, Inc. ........................................ 2,272       33,512
 Morrison Management Specialists, Inc.  ..................... 1,408       39,688
 Motient Corp.*..............................................   992       15,562
 MRV Communications, Inc.*................................... 2,048      137,728
 MTI Technology Corp.*....................................... 1,344       10,752
 Mueller Industries, Inc.*................................... 1,504       42,112
 Multex.com, Inc.*...........................................   416       10,478
 Musicland Stores Corp.*.....................................   832        6,188
 MyPoints.com, Inc.*.........................................   544       10,311
 Myriad Genetics, Inc.*......................................    64        9,477
 Nanogen, Inc.*..............................................   160        6,790
 National Computer Systems, Inc. ............................ 1,504       74,072
 National Health Investors, Inc. ............................ 2,144       23,584
 National Instruments Corp.*................................. 1,152       50,256
 National Presto Industries, Inc. ...........................   960       29,520
 National Steel Corp. ....................................... 1,888        7,906
 National-OilWell, Inc.*..................................... 2,400       78,900

 Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
 Nationwide Health Properties, Inc. ......................... 3,104  $    43,262
 Natural Microsystems Corp.*.................................   128       14,392
 NBC Internet, Inc.*.........................................   640        8,000
 NBT Bancorp, Inc. .......................................... 2,432       25,992
 NBTY, Inc.*................................................. 2,752       17,544
 NEON Systems, Inc.*.........................................   288        5,400
 Net Perceptions, Inc.*......................................   544        8,636
 Net2000 Communications, Inc.*...............................   320        5,240
 Netcentives, Inc.*..........................................   352        6,556
 Netegrity, Inc.*............................................   192       14,460
 NetIQ Corp.*................................................   448       26,712
 Netro Corp.*................................................   608       34,884
 Network Peripherals, Inc.*..................................   576        9,648
 Neurocrine Biosciences, Inc.*...............................   160        5,690
 Neurogen Corp.*.............................................   928       26,796
 New Era of Networks, Inc.*..................................   512       21,760
 Newfield Exploration Co.*................................... 1,888       73,868
 Newpark Resources, Inc.*.................................... 5,248       49,528
 Newport News Shipbuilding .................................. 1,728       63,504
 Nexell Therapeutics, Inc.*..................................   384        5,712
 NextCard, Inc.*.............................................   384        3,264
 NEXTLINK Communications, Inc.--Class A*..................... 2,089       79,251
 Niku Corp.*.................................................   160        5,400
 Nordson Corp. ..............................................   896       45,360
 North Pittsburgh Systems, Inc. .............................   736       10,856
 Northwestern Corp. ......................................... 1,600       37,000
 NPC International, Inc.*....................................   544        4,879
 NPS Pharmaceuticals, Inc.*..................................   160        4,280
 Nuance Communications, Inc.*................................    96        7,998
 Nucentrix Broadband Networks*...............................   384        9,792
 NUI Corp. .................................................. 1,344       36,288
 NVIDIA Corp.*...............................................   384       24,408
 NYFIX, Inc.*................................................   288       12,078
 O'Reilly Automotive, Inc.*.................................. 2,432       33,744
 OceanFirst Financial Corp. ................................. 2,080       38,350
 OfficeMax, Inc.*............................................ 6,528       32,640
 Ogden Corp. ................................................ 3,040       27,360
 Ohio Casualty Corp. ........................................ 3,360       35,700
 Olin Corp. ................................................. 2,144       35,376
 OM Group, Inc. ............................................. 1,184       52,096
 Omega Financial Corp. ...................................... 1,376       34,744
 On Assignment, Inc.*........................................ 1,792       54,656
 One Valley Bancorp, Inc. ................................... 1,472       46,000
 Oneok, Inc. ................................................ 1,600       41,500
 Open Market, Inc.*.......................................... 1,440       19,890
 Orbital Sciences Corp.*..................................... 2,560       31,200
 Orthodontic Centers of America, Inc.*....................... 2,400       54,300
 Oshkosh Truck Corp. ........................................ 1,024       36,608
 OSI Pharmaceuticals, Inc.*..................................   384       11,064
 Osicom Technologies, Inc.*..................................   224       18,956
 OTG Software, Inc.*.........................................   160        4,570
 Otter Tail Power Co. ....................................... 1,984       41,664
 P-COM, Inc.*................................................ 2,944       16,744
 Pacific Capital Bancorp ....................................   992       24,862
 Pacific Gulf Properties, Inc. .............................. 1,600       40,100
 Pacific Sunwear of California, Inc.*........................ 1,568       29,400
 Packeteer, Inc.*............................................   480       13,980

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                             June 30, 2000

(Unaudited)

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------
 Papa John's International, Inc.*........................... 1,568  $    38,416
 Patterson Dental Co.*...................................... 1,152       58,752
 Patterson Energy, Inc.*.................................... 1,728       49,248
 Paxar Corp.*............................................... 3,360       40,110
 PE Corp.--Celera Genomics Group*...........................   224       20,944
 Pegasus Communications Corp.*..............................   960       47,100
 Pegasus Systems, Inc.*..................................... 1,248       13,572
 Pennzoil-Quaker State Co. ................................. 5,888       71,024
 Per-Se Technologies, Inc.*................................. 1,312       12,300
 Peregrine Systems, Inc.*................................... 3,086      107,045
 PerkinElmer, Inc. ......................................... 1,824      120,612
 Perrigo Co.*............................................... 4,576       28,886
 Persistence Software, Inc.*................................   320        5,800
 Petco Animal Supplies, Inc.*...............................   352        6,908
 Petsmart, Inc.*............................................ 7,328       24,732
 Pharmacopeia, Inc.*........................................   288       13,356
 Pharmacyclics, Inc.*.......................................   800       48,800
 Phoenix Investment Partners Ltd. .......................... 4,992       52,416
 Phoenix Technologies Ltd.*................................. 1,376       22,446
 Photronics, Inc.*.......................................... 1,152       32,688
 Pier 1 Imports, Inc. ...................................... 4,896       47,736
 Pinnacle Holdings, Inc.*................................... 1,152       62,208
 Pinnacle Systems, Inc.*.................................... 1,984       44,609
 Pioneer Group, Inc.*....................................... 1,920       81,360
 Pioneer Natural Resources Co.*............................. 6,496       82,824
 Pittston Brink's Group..................................... 2,880       39,420
 Plantronics, Inc.*.........................................   832       96,096
 Playboy Enterprises, Inc.--Class B*........................ 1,536       19,776
 Plexus Corp.*..............................................   896      101,248
 PMA Capital Corp.--Class A................................. 2,176       41,344
 Pogo Producing Co. ........................................ 2,144       47,436
 Polaris Industries, Inc. .................................. 1,504       48,128
 Polaroid Corp. ............................................ 2,240       40,460
 Policy Management Systems Corp.*........................... 2,720       41,820
 Polycom, Inc.*.............................................   544       51,187
 Potlatch Corp. ............................................   992       32,860
 Power Integrations, Inc.*..................................   960       22,620
 Power-One, Inc.*...........................................   481       54,747
 Powertel, Inc.*............................................ 1,088       77,180
 Powerwave Technologies, Inc.*..............................   768       33,792
 Pre-Paid Legal Services, Inc.*............................. 1,088       32,504
 Precision Castparts Corp. ................................. 1,760       79,640
 Premier National Bancorp, Inc. ............................ 2,304       29,952
 Prentiss Properties Trust.................................. 1,984       47,616
 Presstek, Inc.*............................................ 1,504       24,534
 PRI Automation, Inc.*......................................   896       58,590
 Price Communications Corp.*................................ 2,176       51,272
 Pride International, Inc.*................................. 2,336       57,816
 Primark Corp.*............................................. 1,440       53,640
 Prime Hospitality Corp.*................................... 3,744       35,334
 Primus Knowledge Solutions, Inc.*..........................   352       15,840
 Primus Telecommunications Group, Inc.*..................... 1,312       32,636
 Prison Realty Trust, Inc. ................................. 4,096       12,544
 Prodigy Communications Corp.*..............................   832        8,736
 Profit Recovery Group International, Inc. ................. 1,760       29,260
 Progress Software Corp.*................................... 1,728       30,996
 Project Software & Development, Inc.*......................   576       10,368
 Protection One, Inc.*...................................... 4,192        9,170
 Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
 Protein Design Labs, Inc.*..................................   256  $    42,228
 Proxicom, Inc.*.............................................   960       45,960
 Proxim, Inc.*...............................................   512       50,672
 PS Business Parks, Inc. .................................... 1,760       42,240
 PSInet, Inc.*............................................... 1,514       38,034
 PSS World Medical, Inc.*.................................... 4,128       27,735
 Public Service Co. of New Mexico............................ 1,984       30,628
 Pulitzer, Inc. .............................................   736       31,050
 Pulte Corp. ................................................ 1,952       42,212
 Puma Technology, Inc.*......................................   416       11,154
 QRS Corp.*..................................................   512       12,576
 Quanta Services, Inc.*...................................... 2,044      112,420
 Quantum Corp.-Hard Disk Drive Group*........................   928       10,266
 Quest Diagnostics, Inc.*.................................... 1,984      141,979
 Quintus Corp.*..............................................   512       10,168
 Quokka Sports, Inc.*........................................ 1,024        8,224
 Quorum Health Group, Inc.*.................................. 4,832       49,830
 R.H. Donnelley Corp.*....................................... 2,048       39,680
 Radian Group, Inc. ......................................... 1,536       79,488
 Radio One, Inc.--Class A*...................................   448       13,244
 Radio One, Inc.--Class D*...................................   700       15,444
 Ramp Networks, Inc.*........................................   448        5,320
 Rare Medium Group, Inc.*.................................... 1,408       22,264
 Raymond James Financial Corp. .............................. 2,496       56,160
 Rayonier, Inc. ............................................. 1,184       42,476
 Rayovac Corp.*.............................................. 1,536       34,368
 Razorfish, Inc.*............................................   672       10,794
 Reckson Associates Realty Corp. ............................ 2,272       53,960
 Reebok International Ltd.*.................................. 3,808       60,690
 Regis Corp. ................................................ 2,336       29,200
 REMEC, Inc.*................................................ 1,120       46,900
 Remedy Corp.*............................................... 1,120       62,440
 Renal Care Group, Inc.*..................................... 2,464       60,253
 Republic Bancorp, Inc. ..................................... 3,648       32,604
 Republic Security Financial Corp. .......................... 4,384       21,920
 ResMed, Inc.*............................................... 1,600       42,800
 Rexall Sundown, Inc.*....................................... 2,208       52,992
 RFS Hotel Investors, Inc. .................................. 2,688       31,584
 Rhythms NetConnections, Inc.*............................... 2,400       30,150
 Richmond County Financial Corp. ............................ 1,664       31,824
 Rogers Corp.*............................................... 1,280       44,800
 Rollins Truck Leasing Corp. ................................ 3,616       25,086
 Rollins, Inc. .............................................. 2,240       33,320
 Roper Industries, Inc. ..................................... 1,536       39,360
 RSA Security, Inc.*.........................................   896       62,048
 Ruby Tuesday, Inc. ......................................... 4,352       54,672
 Ruddick Corp. .............................................. 2,400       28,350
 Russell Corp. .............................................. 2,112       42,240
 Ryerson Tull, Inc. .........................................   864        8,964
 S1 Corp.*................................................... 1,504       35,062
 S3, Inc.*................................................... 3,488       51,448
 SAGA SYSTEMS, Inc.*......................................... 1,440       17,910
 Salem Communications Corp.--Class A*........................   448        4,158
 Sandisk Corp.*..............................................   896       54,824
 SangStat Medical Corp.*.....................................   992       28,644
 Sanmina Corp.*..............................................   455       38,903
 Sawtek, Inc.*............................................... 1,056       60,786
 Scholastic Corp.*...........................................   608       37,164

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                             June 30, 2000

(Unaudited)

 Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
 Schulman (A.) Inc. ......................................... 2,240  $    27,020
 SciQuest.com, Inc.*.........................................   544        6,222
 SCM Microsystems, Inc.*.....................................   640       38,760
 SCPIE Holdings, Inc. .......................................   960       19,680
 Seacoast Financial Services Corp. .......................... 3,616       34,352
 Seacor Smit, Inc.*.......................................... 1,105       42,750
 Secure Computing Corp.*.....................................   384        7,224
 Security Capital Group, Inc.*............................... 2,848       48,416
 Selectica, Inc.*............................................    64        4,484
 SEMCO Energy, Inc. ......................................... 2,496       32,448
 Seminis, Inc.--Class A*..................................... 2,496        6,552
 Semtech Corp.*..............................................   672       51,398
 Sensormatic Electronics Corp.*.............................. 3,616       57,178
 Sequa Corp.--Class A*.......................................   768       29,328
 Service Corp. International................................. 7,232       23,052
 Shopko Stores, Inc.*........................................ 2,016       30,996
 Shurgard Storage Centers, Inc.--Class A..................... 1,376       30,960
 SICOR, Inc.*................................................ 5,120       40,960
 Sierra Pacific Resources.................................... 2,816       35,376
 Silicon Graphics, Inc.*..................................... 2,432        9,120
 Silicon Valley Bancshares*.................................. 1,536       65,472
 Silicon Valley Group, Inc.*................................. 1,920       49,680
 Simmons First National Corp.--Class A....................... 1,376       30,788
 Simpson Industries, Inc. ................................... 2,976       22,413
 Sirius Satellite Radio, Inc.*...............................   832       36,868
 Sky Financial Group, Inc. .................................. 3,488       55,590
 SL Green Realty Corp. ...................................... 1,632       43,656
 Smartserv Online, Inc.*.....................................    64        4,516
 Smithfield Foods, Inc.*..................................... 2,432       68,248
 SoftNet Systems, Inc.*...................................... 1,024        9,856
 Sonic Corp.*................................................ 1,312       38,540
 SonicWALL, Inc.*............................................   288       25,362
 Southern Peru Copper Corp. ................................. 2,144       26,130
 Southern Union Co.*......................................... 2,234       35,332
 Southwest Bancorp of Texas, Inc.*........................... 1,824       37,848
 Southwest Gas Corp. ........................................ 1,760       30,800
 Sovran Self Storage, Inc. .................................. 1,888       40,474
 Spanish Broadcasting System, Inc.*..........................   672       13,818
 SpeedFam-IPEC, Inc.*........................................ 1,504       27,354
 SportsLine.com, Inc.*.......................................   832       14,196
 Springs Industries, Inc.--Class A...........................   896       28,840
 Spyglass, Inc.*.............................................   832       26,052
 Stamps.com, Inc.*...........................................   672        4,914
 Star Scientific, Inc.*......................................   800        2,700
 StarBase Corp.*............................................. 1,184       12,580
 StarMedia Network, Inc.*.................................... 1,280       24,160
 Starrett (L.S.) Co. ........................................ 1,568       27,440
 Station Casinos, Inc.*...................................... 1,472       36,800
 Steel Dynamics, Inc.*....................................... 2,592       23,490
 STERIS Corp.*............................................... 4,096       36,352
 Sterling Bancshares, Inc. .................................. 2,816       30,448
 Stillwater Mining Co.*...................................... 1,696       47,276
 Stone Energy Corp.*.........................................   992       59,272
 Storage Technology Corp.*...................................   992       10,850
 Storage USA, Inc. .......................................... 1,280       37,760
 Suiza Foods Corp.*.......................................... 1,344       65,688
 Summit Technology, Inc.*.................................... 2,560       48,320
 Sun Communities, Inc. ...................................... 1,152       38,520

 Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
 Sunbeam Corp.*.............................................. 8,736  $    30,030
 Sunglass Hut International, Inc.*........................... 1,280       10,520
 Sunrise Technologies International, Inc.*...................   512        5,120
 SuperGen, Inc.*.............................................   736       26,680
 Superior Industries International, Inc. .................... 1,472       37,904
 Susquehanna Bancshares, Inc. ............................... 2,240       31,920
 Swift Transportation Co., Inc.*............................. 2,464       34,496
 Sybase, Inc.*............................................... 3,584       82,432
 Sykes Enterprises, Inc.*.................................... 1,536       19,776
 Symyx Technologies, Inc.*...................................   160        6,818
 Syntroleum Corp.*........................................... 1,344       23,016
 Systems & Computer Technology Corp.*........................ 1,696       33,920
 Talbots, Inc. ..............................................   832       45,708
 Talk.com, Inc.*............................................. 1,984       11,532
 Taubman Centers, Inc. ...................................... 2,816       30,976
 Techne Corp.*...............................................   864      112,320
 Technitrol, Inc. ...........................................   704       68,200
 Technology Solutions Co.*................................... 1,824       11,286
 TEKELEC*.................................................... 1,216       58,596
 Tektronix, Inc. ............................................ 1,888      139,711
 TeleTech Holdings, Inc.*.................................... 1,152       35,784
 Teligent, Inc.--Class A*....................................   640       15,120
 Tennant Co. ................................................   992       37,200
 Tenneco Automotive, Inc. ................................... 1,216        6,384
 Terex Corp.*................................................ 1,760       24,860
 Terrayon Communication Systems, Inc.*.......................   384       24,666
 Terremark Worldwide, Inc.*.................................. 4,192       20,698
 Tetra Tech, Inc.*........................................... 2,176       49,776
 Texas BioTechnology Corp.*..................................   864       16,416
 Texas Industries, Inc. .....................................   960       27,720
 Texas Regional Bancshares, Inc.--Class A.................... 1,280       32,480
 The Cheesecake Factory*..................................... 1,666       45,801
 The Children's Place Retail Stores, Inc.*...................   256        5,248
 The Hain Celestial Group, Inc.*............................. 1,088       39,916
 The Men's Wearhouse, Inc.*.................................. 1,632       36,414
 The Scotts Company--Class A*................................   992       36,208
 Timken Co. ................................................. 2,656       49,468
 Titan Corp.*................................................ 1,440       64,440
 Titan Pharmaceuticals, Inc.*................................   192        8,256
 Tom Brown, Inc.*............................................ 2,464       56,826
 Too, Inc.*..................................................   416       10,582
 Total Renal Care Holdings, Inc.*............................ 7,232       43,392
 Tower Automotive, Inc.*..................................... 2,848       35,600
 Transaction Systems Architects, Inc.*....................... 1,856       31,784
 Transkaryotic Therapies, Inc.*..............................   928       34,104
 Transwitch Corp.*...........................................   448       34,580
 Travelocity.com, Inc.*......................................   320        5,240
 Tredegar Corp. ............................................. 1,344       25,536
 Triad Hospitals, Inc.*...................................... 2,624       63,468
 Triangle Pharmaceuticals, Inc.*............................. 1,888       17,110
 Trimble Navigation Ltd.*.................................... 1,408       68,728
 Trimeris, Inc.*.............................................   128        8,952
 Trinity Industries, Inc. ................................... 2,336       43,216
 Triquint Semiconductor, Inc.*...............................   320       30,620
 True North Communications, Inc. ............................ 1,984       87,296
 Trust Company of New Jersey................................. 1,536       28,032
 Tumbleweed Communications Corp.*............................   192        9,768

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                             June 30, 2000

(Unaudited)

 Common Stocks, continued
                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
 Tupperware Corp. ........................................... 2,624  $    57,728
 Tut Systems, Inc.*..........................................   448       25,704
 UCAR International, Inc.*................................... 2,240       29,260
 UICI*....................................................... 1,760       11,550
 Unifi, Inc.*................................................ 4,224       52,272
 Unisource Energy Corp. ..................................... 2,976       44,640
 United Asset Management Corp. .............................. 3,392       79,288
 United Auto Group, Inc.*....................................   544        4,964
 United Bankshares, Inc. .................................... 1,824       33,174
 United Community Financial Corp. ........................... 3,904       25,986
 United Dominion Realty Trust, Inc. ......................... 4,832       53,152
 United National Bancorp..................................... 1,824       33,516
 United Stationers, Inc.*.................................... 1,600       51,800
 United Television, Inc. ....................................   224       28,840
 Universal Corp. ............................................ 1,856       39,208
 Universal Foods Corp. ...................................... 2,112       39,072
 Unova, Inc.*................................................ 3,264       23,868
 US LEC Corp.--Class A.......................................   480        8,160
 US Oncology, Inc.*.......................................... 1,824        9,120
 USEC, Inc. ................................................. 7,584       35,076
 USFreightways Corp. ........................................ 1,312       32,226
 USinternetworking, Inc.*....................................   992       20,274
 Valence Technology, Inc.*................................... 1,152       21,240
 Valero Energy Corp. ........................................ 2,784       88,392
 ValueVision International, Inc.--Class A*................... 1,600       38,400
 Varco International, Inc.*.................................. 2,560       59,529
 Varian Medical Systems, Inc.*............................... 1,344       52,584
 Varian Semiconductor Equipment Associates, Inc.*............ 1,312       82,410
 Varian, Inc.*............................................... 1,504       69,372
 Vector Group Ltd. ..........................................   448        6,608
 Veeco Instruments, Inc.*....................................   480       35,160
 Venator Group, Inc.*........................................ 3,744       38,376
 Ventana Medical Systems, Inc.*..............................   800       18,800
 Ventro Corp.*...............................................   352        6,644
 Verity, Inc.*............................................... 1,280       48,640
 Vertex Pharmaceuticals, Inc.*...............................   768       80,928
 VerticalNet, Inc.*..........................................   736       27,186
 VIA NET.WORKS, Inc.*........................................   288        4,446
 Viador, Inc.*...............................................   480        7,620
 Viant Corp.*................................................   896       26,544
 Viatel, Inc.*............................................... 1,600       45,700
 Vical, Inc.*................................................   864       16,632
 Vicor Corp.*................................................ 1,280       44,560
 Vintage Petroleum, Inc.*.................................... 2,720       61,370
 Visual Networks, Inc.*......................................   928       26,448
 VISX, Inc.*.................................................   992       27,838
 Voicestream Wireless Corp.*.................................   188       21,907
 Voyager.net, Inc.*..........................................   416        3,328
 W.R. Grace & Co.*........................................... 3,808       46,172
 Wabash National Corp. ...................................... 2,208       26,358

 Common Stocks, continued
                                                                       Market
                                                            Shares      Value
                                                           --------- -----------
 Wabtec Corp. ............................................   2,432   $    25,232
 Wackenhut Corp.--Class A*................................     448         5,796
 Wallace Computer Services, Inc. .........................   2,432        24,016
 Walter Industries, Inc. .................................   3,616        41,358
 Warnaco Group, Inc. .....................................     800         6,200
 Washington Real Estate Investment Trust..................   2,432        43,472
 WatchGuard Technologies*.................................     128         7,032
 Wausau-Mosinee Paper Corp. ..............................   3,296        28,222
 Wave Systems Corp.*......................................   1,824        28,842
 WD-40 Co. ...............................................   1,632        33,864
 Weblink Wireless, Inc.*..................................   1,952        25,864
 Webster Financial Corp. .................................   1,472        32,660
 WebTrends Corp.*.........................................     640        24,760
 Weingarten Realty Investors..............................     832        33,592
 Wellman, Inc. ...........................................   2,080        33,670
 Werner Enterprises, Inc. ................................   2,304        26,640
 Wesley Jessen VisionCare, Inc.*..........................   1,088        40,868
 West Pharmaceutical Services, Inc. ......................   1,088        23,528
 Western Digital Corp.*...................................   7,456        37,280
 Western Properties Trust.................................   3,648        43,320
 Westwood One, Inc.*......................................   2,816        96,095
 Whitney Holding Corp. ...................................   1,056        36,102
 Whole Foods Market, Inc.*................................   1,280        52,880
 Wind River Systems, Inc.*................................   1,504        56,964
 Wisconsin Central Transport*.............................   2,752        35,776
 Wit Soundview Group, Inc.*...............................   2,816        30,228
 Wolverine World Wide, Inc. ..............................   2,848        28,124
 World Access, Inc.*......................................   2,304        25,488
 WorldGate Communications, Inc.*..........................     576        10,224
 WorldPages.com, Inc.*....................................   1,696        10,176
 Worthington Industries, Inc. ............................   3,264        34,272
 Xceed, Inc.*.............................................     704         6,424
 Xircom, Inc.*............................................   1,056        50,160
 Xtra Corp.*..............................................     864        34,074
 Yellow Corp.*............................................   2,048        30,208
 Zebra Technologies Corp.*................................   1,120        49,630
 Zenith National Insurance Corp. .........................   1,952        41,480
 Ziff-Davis, Inc.*........................................   1,312        11,808
 Zixit Corp.*.............................................     384        17,688
 Zygo Corp.*..............................................      96         8,718
                                                                     -----------
 TOTAL COMMON STOCKS
  (Cost $35,775,939)......................................            35,679,366
                                                                     -----------
 Options Purchased (5.2%)
                                                           Contracts
                                                           ---------
 Russell 2000 Call Option expiring
  July 2000 @ 300.........................................      20     2,207,500
 Russell 2000 Put Option expiring
  July 2000 @ 250.........................................      50         2,250
                                                                     -----------
 TOTAL OPTIONS PURCHASED
  (Cost $2,221,600).......................................             2,209,750
                                                                     -----------

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                             June 30, 2000

(Unaudited)

U.S. Treasury Notes (1.0%)
                                                         Principal   Market
                                                          Amount      Value
                                                         --------- -----------
U.S. Treasury Note,
 4.50%, 09/30/00........................................ $442,000  $   440,273
                                                                   -----------
TOTAL U.S. TREASURY NOTES
 (Cost $440,292)........................................               440,273
                                                                   -----------
TOTAL INVESTMENTS
 (Cost $38,437,831)(a) (90.8%)..........................            38,329,389
Other assets in excess of
 liabilities (9.2%).....................................             3,899,594
                                                                   -----------
TOTAL NET ASSETS (100.0%)...............................           $42,228,983
                                                                   ===========

-----
Percentages indicated are based on net assets of $42,228,983.

Futures Contracts Purchased
                                                                   Unrealized
                                                         Contracts    Gain
                                                         --------- -----------
Russell 2000 Future Contract expiring September 2000
 (Underlying face amount at value $44,784,500)..........      172  $ 1,555,765

-----
 * Non-income producing
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..  $   977,685
      Unrealized depreciation..   (1,086,127)
                                 -----------
      Net unrealized
       depreciation............  $  (108,442)
                                 ===========

The UltraSmall-Cap ProFund's investment concentration based on net assets, by industry, as of June 30, 2000, was as follows:

Aerospace & Defense.......................................................  0.5%
Agriculture...............................................................  0.1%
Airlines..................................................................  0.2%
Automotive................................................................  0.8%
Banking...................................................................  5.8%
Biotechnology.............................................................  2.0%
Building & Construction...................................................  1.5%
Business Services.........................................................  3.9%
Chemicals.................................................................  1.9%
Computer Services.........................................................  1.1%
Computer Software.........................................................  7.1%
Computers.................................................................  3.7%
Consumer Products.........................................................  0.9%
Containers & Packaging....................................................  0.2%
Electrical & Electronic...................................................  5.5%
Energy & Utilities........................................................  5.9%
Environmental Services....................................................  0.3%
Financial Services........................................................  1.8%
Food & Beverage...........................................................  1.3%
Health Care...............................................................  3.5%
Home Furnishings..........................................................  0.7%
Insurance.................................................................  1.8%
Investment Company........................................................  0.1%
Machinery & Equipment.....................................................  3.3%
Media.....................................................................  2.3%
Metals & Mining...........................................................  1.4%
Office Equipment & Supplies...............................................  0.1%
Paper & Forest Products...................................................  0.2%
Pharmaceuticals...........................................................  3.9%
Real Estate...............................................................  0.3%
Real Estate Investment Trust..............................................  5.7%
Retail & Wholesale........................................................  3.7%
Semiconductors............................................................  3.3%
Telecommunications........................................................  6.4%
Textiles & Apparel........................................................  0.7%
Tobacco...................................................................  0.1%
Transportation............................................................  1.5%
Travel & Entertainment....................................................  1.1%
Other..................................................................... 15.4%

              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                  June 30, 2000

Assets:
 Investments, at value (cost $38,437,831).........................  $38,329,389
 Cash.............................................................      860,052
 Variation margin on futures contracts............................    2,091,410
 Dividends and interest receivable................................       38,002
 Receivable for investments sold..................................    3,792,968
 Prepaid expenses.................................................      155,217
                                                                    -----------
  Total Assets....................................................   45,267,038
Liabilities:
 Payable for investments purchased................................    2,999,775
 Advisory fees payable............................................       23,926
 Management servicing fees payable................................        4,785
 Administration fees payable......................................          277
 Shareholder servicing fees payable--Service Class................        9,292
                                                                    -----------
  Total Liabilities...............................................    3,038,055
                                                                    -----------
Net Assets........................................................  $42,228,983
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $50,750,331
 Accumulated undistributed net investment income..................       19,150
 Accumulated net realized losses on investments and futures
  contracts.......................................................   (9,987,821)
 Net unrealized appreciation on investments and futures
  contracts.......................................................    1,447,323
                                                                    -----------
Total Net Assets..................................................  $42,228,983
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $32,414,785
 Shares of Beneficial Interest Outstanding........................    1,238,431
 Net Asset Value (offering and redemption price per share)........  $     26.17
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $ 9,814,198
 Shares of Beneficial Interest Outstanding........................      375,840
 Net Asset Value (offering and redemption price per share)........  $     26.11
                                                                    ===========

 Statement of Operations
                       For the period February 8, 2000(a) through June 30, 2000

Investment Income:
 Dividends........................................................  $   135,755
 Interest.........................................................       97,079
                                                                    -----------
  Total Income....................................................      232,834
Expenses:
 Advisory fees....................................................       94,188
 Management servicing fees........................................       18,838
 Administration fees..............................................       10,341
 Shareholder servicing fees--Service Class........................       33,973
 Custody fees.....................................................       28,691
 Fund accounting fees.............................................       13,438
 Registration and filing fees.....................................       11,261
 Other fees.......................................................        2,954
                                                                    -----------
  Total expenses..................................................      213,684
                                                                    -----------
Net Investment Income.............................................       19,150
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and futures contracts.........   (9,987,821)
 Net change in unrealized appreciation on investments and futures
  contracts.......................................................    1,447,323
                                                                    -----------
  Net realized and unrealized losses on investments and futures
   contracts......................................................   (8,540,498)
                                                                    -----------
Decrease In Net Assets Resulting from Operations..................  $(8,521,348)
                                                                    ===========

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund

 Statement of Changes in Net Assets

                                                              For the period
                                                            February 8, 2000(a)
                                                                  through
                                                               June 30, 2000
                                                            -------------------
                                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income.....................................    $      19,150
 Net realized losses on investments and futures contracts..       (9,987,821)
 Net change in unrealized appreciation on investments and
  futures contracts........................................        1,447,323
                                                               -------------
 Net decrease in net assets resulting from operations......       (8,521,348)
Capital Share Transactions:
 Proceeds from shares issued...............................      540,180,288
 Cost of shares redeemed...................................     (489,429,957)
                                                               -------------
 Net increase in net assets resulting from capital share
  transactions.............................................       50,750,331
                                                               -------------
 Total increase in net assets..............................       42,228,983
Net Assets:
 Beginning of period.......................................               --
                                                               -------------
 End of period.............................................    $  42,228,983
                                                               =============

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                       Investor Class         Service Class
                                    --------------------- ---------------------
                                     For the period from   For the period from
                                     February 8, 2000(a)   February 8, 2000(a)
                                    through June 30, 2000 through June 30, 2000
                                    --------------------- ---------------------
                                         (Unaudited)           (Unaudited)
Net Asset Value, Beginning of
 Period............................      $     30.00           $    30.00
                                         -----------           ----------
 Net investment income/(loss)......             0.03                (0.05)
 Net realized and unrealized loss
  on investments and futures
  contracts........................            (3.86)               (3.84)
                                         -----------           ----------
 Total loss from investment
  operations.......................            (3.83)               (3.89)
                                         -----------           ----------
Net Asset Value, End of Period.....      $     26.17           $    26.11
                                         ===========           ==========
Total Return.......................           (12.77)%(b)          (12.97)%(b)
Ratios/Supplemental Data:
Net assets, end of period..........      $32,414,785           $9,814,198
Ratio of expenses to average net
 assets............................             1.43%(c)             2.46%(c)
Ratio of net investment
 income/(loss) to average net
 assets............................             0.40%(c)            (0.52)%(c)
Portfolio turnover(d)..............             1504%                1504%

-----
(a)Commencement of operations.
(b)Not annualized.
(c)Annualized.
(d)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS                                       Schedule of Portfolio Investments
UltraOTC ProFund                                                   June 30, 2000

(Unaudited)

Common Stocks (85.9%)
                                                                      Market
                                                         Shares       Value
                                                        --------- --------------
3COM Corp.*............................................    99,753 $    5,748,267
Adaptec, Inc.*.........................................    48,128      1,094,912
ADC Telecommunications, Inc.*..........................   225,011     18,872,798
Adelphia Communications Corp.--Class A* ...............    68,269      3,200,109
Adobe Systems, Inc. ...................................    65,750      8,547,500
Altera Corp.*..........................................   157,005     16,004,697
Amazon.com, Inc.*......................................   131,011      4,757,337
American Power Conversion Corp.*.......................   142,880      5,831,290
Amgen, Inc.*...........................................   268,464     18,859,596
Apollo Group, Inc.--Class A*...........................    39,430      1,104,040
Apple Computer, Inc.*..................................   254,502     13,329,542
Applied Materials, Inc.*...............................   234,298     21,233,256
Applied Micro Circuits Corp.*..........................    79,386      7,839,368
At Home Corp.--Class A*................................   161,517      3,351,478
Atmel Corp.*...........................................    93,248      3,438,520
Bed Bath & Beyond, Inc.*...............................   106,621      3,865,011
Biogen, Inc.*..........................................   102,272      6,596,544
Biomet, Inc. ..........................................    89,325      3,433,430
BMC Software, Inc.*....................................   104,365      3,807,692
BroadVision, Inc.*.....................................   160,765      8,168,872
Chiron Corp.*..........................................   140,950      6,695,125
Ciena Corp.*...........................................    94,000     15,668,625
Cintas Corp. ..........................................   112,800      4,138,350
Cisco Systems, Inc.*................................... 1,399,898     88,981,017
Citrix Systems, Inc.*..................................   123,328      2,335,524
CMGI, Inc.*............................................   173,712      7,958,181
CNET Networks, Inc.*...................................    54,633      1,341,923
Comcast Corp.--Special Class A*........................   240,477      9,739,319
Compuware Corp.*.......................................   124,669      1,293,441
Comverse Technology, Inc.*.............................    90,666      8,431,938
Concord EFS, Inc.*.....................................   134,445      3,495,570
Conexant Systems, Inc.*................................   134,608      6,545,314
Costco Wholesale Corp.*................................   132,026      4,356,858
Dell Computer Corp.*...................................   534,346     26,349,937
Dollar Tree Stores, Inc.*..............................    52,477      2,076,121
eBay, Inc.*............................................   109,955      5,971,932
EchoStar Communications Corp.--Class A*................   133,856      4,431,889
Electronic Arts, Inc.*.................................    36,259      2,644,641
Ericsson (LM) Telephone--ADR...........................   667,187     13,343,740
Fiserv, Inc.*..........................................    86,054      3,721,836
Gemstar International Group Ltd.*......................   121,661      7,476,449
Genzyme Corp.-General Division*........................    59,571      3,540,751
Global Crossing Ltd.*..................................   531,338     13,980,831
Herman Miller, Inc. ...................................    34,755        899,286
I2 Technologies, Inc.*.................................   116,723     12,170,197
Immunex Corp.*.........................................   385,187     19,042,683
Intel Corp. ...........................................   657,837     87,944,584
Intuit, Inc.*..........................................   142,454      5,894,034
JDS Uniphase Corp.*....................................   398,560     47,777,379
KLA-Tencor Corp.*......................................   126,499      7,408,098
Legato Systems, Inc.*..................................    53,066        802,623
Level 3 Communications, Inc.*..........................   142,454     12,535,952
Linear Technology Corp. ...............................   234,787     15,011,694
Lycos, Inc.*...........................................    76,541      4,133,214
Maxim Integrated Products, Inc.*.......................   222,266     15,100,196
McLeodUSA, Inc.--Class A*..............................   262,022      5,420,580

Common Stocks, continued
                                                                      Market
                                                         Shares       Value
                                                        --------- --------------
MedImmune, Inc.*.......................................   125,584 $    9,293,216
Metromedia Fiber Network, Inc.*........................   292,854     11,622,643
Microchip Technology, Inc.*............................    36,847      2,146,913
Microsoft Corp.*....................................... 1,015,952     81,276,159
Molex, Inc. ...........................................    54,143      2,605,632
Network Appliance, Inc.*...............................   178,550     14,373,275
Network Associates, Inc.*..............................    80,790      1,646,096
Nextel Communications, Inc.--Class A*..................   522,051     31,942,995
NEXTLINK Communications, Inc.--Class A*................   146,803      5,569,339
Northwest Airlines Corp.--Class A*.....................    39,104      1,190,228
Novell, Inc.*..........................................   221,677      2,050,512
NTL, Inc.*.............................................   157,168      9,410,434
Oracle Corp.*..........................................   664,016     55,818,845
PACCAR, Inc. ..........................................    48,128      1,910,080
PacifiCare Health Systems, Inc.*.......................    18,048      1,086,264
PanAmSat Corp.*........................................   112,963      4,935,071
Parametric Technology Corp.*...........................   210,397      2,314,367
Paychex, Inc. .........................................   197,782      8,306,823
Peoplesoft, Inc.*......................................   218,832      3,665,436
PMC-Sierra, Inc.*......................................    90,240     16,034,520
QLogic Corp.*..........................................    41,949      2,771,256
Qualcomm, Inc.*........................................   501,421     30,085,259
Quintiles Transnational Corp.*.........................    90,666      1,280,657
RealNetworks, Inc.*....................................    81,968      4,144,507
RF Micro Devices, Inc.*................................    50,873      4,457,747
Sanmina Corp.*.........................................    77,193      6,600,002
SDL, Inc.*.............................................    49,469     14,107,940
Siebel Systems, Inc.*..................................   131,174     21,455,147
Sigma-Aldrich Corp.....................................    50,384      1,473,732
Smurfit-Stone Container Corp.*.........................   134,019      1,725,495
Staples, Inc.*.........................................   177,472      2,728,632
Starbucks Corp.*.......................................   144,710      5,526,113
Sun Microsystems, Inc.*................................   387,706     35,257,014
Synopsys, Inc.*........................................    45,546      1,574,184
Tellabs, Inc.*.........................................   130,848      8,954,910
USA Networks, Inc.*....................................   191,171      4,134,073
VeriSign, Inc.*........................................   102,272     18,051,008
Veritas Software Corp.*................................   228,608     25,836,276
VISX, Inc.*............................................    39,104      1,097,356
Vitesse Semiconductor Corp.*...........................   100,016      7,357,427
Voicestream Wireless Corp.*............................   128,003     14,886,349
WorldCom, Inc.*........................................   577,699     26,501,942
Xilinx, Inc.*..........................................   242,470     20,018,929
Yahoo!, Inc.*..........................................   146,477     18,144,838
                                                                  --------------
TOTAL COMMON STOCKS
 (Cost $1,140,891,986).................................            1,183,113,732
                                                                  --------------

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraOTC ProFund                                                   June 30, 2000

(Unaudited)

Options Purchased (10.2%)
                                                                    Market
                                                    Contracts       Value
                                                   ------------ --------------
NASDAQ Call Option expiring
 July 2000 @ 1500.................................          610 $  140,727,000
NASDAQ Put Option expiring
 July 2000 @ 1500.................................        1,800         59,400
                                                                --------------
TOTAL OPTIONS PURCHASED
 (Cost $140,419,960)..............................                 140,786,400
                                                                --------------
U.S. Treasury Notes (10.5%)

                                                    Principal
                                                      Amount
                                                   ------------
U.S. Treasury Note,
 5.50%, 01/31/03.................................. $146,943,000    143,923,762
                                                                --------------
TOTAL U.S. TREASURY NOTES
 (Cost $143,926,957)..............................                 143,923,762
                                                                --------------
TOTAL INVESTMENTS
 (Cost $1,425,238,903)(a) (106.6%)................               1,467,823,894
Liabilities in excess of
 other assets (-6.6%).............................                 (90,661,817)
                                                                --------------
TOTAL NET ASSETS (100.0%).........................              $1,377,162,077
                                                                ==============

-----
Percentages indicated are based on net assets of $1,377,162,077.

Futures Contracts Purchased
                                                                  Unrealized
                                                    Contracts        Gain
                                                   ------------ --------------
NASDAQ Future Contract expiring September 2000
 (Underlying face amount at value
 $1,315,699,200)..................................        3,456    $15,626,120

-----
 * Non-income producing
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized
       appreciation........... $ 75,282,214
      Unrealized
       depreciation...........  (32,697,223)
                               ------------
      Net unrealized
       appreciation........... $ 42,584,991
                               ============

ADR--American Depositary Receipt

The UltraOTC ProFund's investment concentration based on net assets, by industry, as of June 30, 2000, was as follows:

Airlines..................................................................  0.1%
Automotive................................................................  0.1%
Biotechnology.............................................................  4.0%
Business Services.........................................................  1.3%
Chemicals.................................................................  0.1%
Computer Software......................................................... 19.7%
Computers................................................................. 15.4%
Containers & Packaging....................................................  0.1%
Electrical & Electronic...................................................  3.4%
Health Care...............................................................  0.4%
Home Furnishings..........................................................  0.5%
Media.....................................................................  1.2%
Office Equipment & Supplies...............................................  0.1%
Pharmaceuticals...........................................................  0.7%
Retail & Wholesale........................................................  2.1%
Semiconductors............................................................ 15.3%
Telecommunications........................................................ 21.1%
Textiles & Apparel........................................................  0.3%
Other..................................................................... 14.1%

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                   June 30, 2000

Assets:
 Investments, at value (cost $1,425,238,903)...................  $1,467,823,894
 Cash..........................................................      20,797,723
 Variation margin on futures contracts.........................      58,945,160
 Dividends and interest receivable.............................       3,378,252
 Prepaid expenses..............................................         184,120
 Deferred organization costs...................................          19,727
                                                                 --------------
  Total Assets.................................................   1,551,148,876
Liabilities:
 Payable for investments purchased.............................     172,094,181
 Advisory fees payable.........................................         808,690
 Management servicing fees payable.............................         161,740
 Administration fees payable...................................           8,891
 Shareholder servicing fees payable--Service Class.............         425,375
 Other accrued expenses........................................         487,922
                                                                 --------------
  Total Liabilities............................................     173,986,799
                                                                 --------------
Net Assets.....................................................  $1,377,162,077
                                                                 ==============
Net Assets consist of:
 Capital.......................................................  $1,491,644,814
 Accumulated net investment loss...............................      (3,499,413)
 Accumulated net realized losses on investments and futures
  contracts....................................................    (169,194,435)
 Net unrealized appreciation on investments and futures
  contracts....................................................      58,211,111
                                                                 --------------
Total Net Assets...............................................  $1,377,162,077
                                                                 ==============
Investor Shares:
 Net Assets....................................................  $1,166,029,364
 Shares of Beneficial Interest Outstanding.....................      14,293,217
 Net Asset Value (offering and redemption price per share).....  $        81.58
                                                                 ==============
Service Shares:
 Net Assets....................................................  $  211,132,713
 Shares of Beneficial Interest Outstanding.....................       2,640,407
 Net Asset Value (offering and redemption price per share).....  $        79.96
                                                                 ==============

 Statement of Operations

                                          For the six months ended June 30, 2000

Investment Income:
 Interest.......................................................  $   5,966,412
 Dividends (net of foreign taxes of $3,982).....................        134,988
                                                                  -------------
  Total Income..................................................      6,101,400
Expenses:
 Advisory fees..................................................      5,175,452
 Management servicing fees......................................      1,035,100
 Administration fees............................................        585,337
 Shareholder servicing fees--Service Class......................        931,586
 Transfer agent fees............................................      1,048,298
 Registration and filing fees...................................        200,659
 Custody fees...................................................        172,853
 Fund accounting fees...........................................        110,934
 Other fees.....................................................        340,594
                                                                  -------------
  Total expenses................................................      9,600,813
                                                                  -------------
Net Investment Loss.............................................     (3,499,413)
                                                                  -------------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and futures contracts.......    (52,084,587)
 Net change in unrealized appreciation on investments and
  futures contracts.............................................   (335,856,011)
                                                                  -------------
  Net realized and unrealized losses on investments and futures
   contracts....................................................   (387,940,598)
                                                                  -------------
Decrease in Net Assets Resulting from Operations................  $(391,440,011)
                                                                  =============

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund

 Statements of Changes in Net Assets

                                                For the six         For the
                                               months ended       year ended
                                               June 30, 2000   December 31, 1999
                                              ---------------  -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss........................  $    (3,499,413)  $    (2,884,210)
 Net realized gains/(losses) on investments
  and futures contracts.....................      (52,084,587)      389,559,533
 Net change in unrealized appreciation on
  investments and futures contracts.........     (335,856,011)      325,343,217
                                              ---------------   ---------------
 Net increase/(decrease) in net assets
  resulting from operations.................     (391,440,011)      712,018,540
Distributions to Shareholders from:
 Net investment income
  Investor shares...........................               --            (1,514)
  Service shares............................               --                --
 Net realized gains on investments and
  futures contracts
  Investor shares...........................               --        (5,470,542)
  Service shares............................               --          (630,297)
                                              ---------------   ---------------
 Net decrease in net assets resulting from
  distributions.............................               --        (6,102,353)
Capital Share Transactions:
 Proceeds from shares issued................    5,188,754,275     4,414,789,699
 Dividends reinvested.......................               --         5,769,144
 Cost of shares redeemed....................   (4,771,210,053)   (4,046,826,304)
                                              ---------------   ---------------
 Net increase in net assets resulting from
  capital share transactions................      417,544,222       373,732,539
                                              ---------------   ---------------
 Total increase in net assets...............       26,104,211     1,079,648,726
Net Assets:
 Beginning of period........................    1,351,057,866       271,409,140
                                              ---------------   ---------------
 End of period..............................  $ 1,377,162,077   $ 1,351,057,866
                                              ===============   ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                     Investor Class
                          -----------------------------------------------------------------------------
                             For the                                                   For the period
                            six months             For the              For the       from December 2,
                              ended              year ended           year ended         1997(a) to
                          June 30, 2000       December 31, 1999    December 31, 1998  December 31, 1997
                          --------------      -----------------    -----------------  -----------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....  $        98.88       $        29.82        $      10.45         $  12.50
                          --------------       --------------        ------------         --------
Net investment
 income/(loss)..........           (0.16)               (0.16)               0.20(b)          0.08
Net realized and
 unrealized gain/(loss)
 on investments and
 futures contracts......          (17.14)               69.68               19.17            (2.13)
                          --------------       --------------        ------------         --------
Total income/(loss) from
 investment operations..          (17.30)               69.52               19.37            (2.05)
                          --------------       --------------        ------------         --------
Distribution to
 Shareholders from:
Net investment income...              --                   -- (c)             -- (c)            --
Net realized gain on
 investments and futures
 contracts..............              --                (0.46)                 --               --
                          --------------       --------------        ------------         --------
Total distributions.....              --                (0.46)                 --               --
                          --------------       --------------        ------------         --------
Net Asset Value, End of
 Period.................  $        81.58       $        98.88        $      29.82         $  10.45
                          ==============       ==============        ============         ========
Total Return............          (17.50)%(d)          233.25%             185.34%          (16.40)%(d)
Ratios/Supplemental Data:
Net assets, end of
 period.................  $1,166,029,364       $1,216,220,142        $239,017,203         $256,184
Ratio of expenses to
 average net assets.....            1.26%(e)             1.31%               1.47%            1.07%(e)
Ratio of net investment
 income/(loss) to
 average net assets.....           (0.37)%(e)           (0.50)%              1.05%            2.73%(e)
Ratio of expenses to
 average net assets*....            1.26%(e)             1.33%               1.67%           21.74%(e)
Portfolio turnover(f)...             447%                 670%                156%              --

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Distribution per share was less than $0.005.
(d)Not annualized.
(e)Annualized.
(f)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS
UltraOTC ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                    Service Class
                         ------------------------------------------------------------------------
                            For the                                              For the period
                          six months             For the           For the      from December 2,
                             ended             year ended        year ended        1997(a) to
                         June 30, 2000      December 31, 1999 December 31, 1998 December 31, 1997
                         -------------      ----------------- ----------------- -----------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period.... $      97.40         $      29.68       $     10.45        $  12.50
                         ------------         ------------       -----------        --------
 Net investment
  income/(loss).........        (0.49)               (0.64)             0.10(b)           --
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....       (16.95)               68.82             19.13           (2.05)
                         ------------         ------------       -----------        --------
 Total income/(loss)
  from investment
  operations............       (17.44)               68.18             19.23           (2.05)
                         ------------         ------------       -----------        --------
Distribution to
 Shareholders from:
 Net investment income..           --                   --               -- (c)           --
 Net realized gain on
  investments and
  futures contracts.....           --                (0.46)               --              --
                         ------------         ------------       -----------        --------
 Total distributions....           --                (0.46)               --              --
                         ------------         ------------       -----------        --------
Net Asset Value, End of
 Period................. $      79.96         $      97.40       $     29.68        $  10.45
                         ============         ============       ===========        ========
Total Return............       (17.91)%(d)          229.73%           183.98%         (16.40)%(d)
Ratios/Supplemental Data:
Net assets, end of
 period................. $211,132,713         $134,837,724       $32,391,937        $663,984
Ratio of expenses to
 average net assets.....         2.26%(e)             2.30%             2.38%           1.75%(e)
Ratio of net investment
 income/(loss) to
 average net assets.....        (1.38)%(e)           (1.49)%            0.07%          (0.06)%(e)
Ratio of expenses to
 average net assets*....         2.26%(e)             2.32%             2.61%          23.42%(e)
Portfolio turnover(f)...          447%                 670%              156%             --

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Distribution per share was less than $0.005.
(d)Not annualized.
(e)Annualized.
(f)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS                                      Schedule of Portfolio Investments
UltraEurope ProFund                                               June 30, 2000

(Unaudited)

Common Stocks (78.9%)
                                                                        Market
                                                             Shares     Value
                                                            --------- ----------
Adidas-Salomon AG..........................................     138   $    7,658
Allianz AG.................................................     750      270,316
BASF AG....................................................   1,926       77,663
Bayer AG...................................................   2,223       87,041
Bayerische Motoren Werke AG................................   2,043       61,932
Commerzbank AG.............................................   1,593       57,278
DaimlerChrysler AG.........................................   3,096      161,998
Degussa-Huels AG...........................................     474       13,529
Deutsche Bank AG...........................................   1,875      154,804
Deutsche Lufthansa AG......................................   1,164       26,991
Deutsche Telekom AG........................................   6,267      358,951
Dresdner Bank AG...........................................   1,665       68,733
Epcos AG*..................................................     201       20,116
Fresenius Medical Care AG..................................     240       19,199
Henkel KGaA................................................     447       25,603
HypoVereinsbank............................................   1,206       78,155
Infineon Technologies AG*..................................   1,884      148,961
Karstadt Quelle AG.........................................     360        9,413
Linde AG...................................................     363       14,637
MAN AG.....................................................     471       14,283
Metro AG...................................................     999       35,394
Muenchener.................................................     549      172,999
Rueckversicherungs-Gesellschaft AG.........................
Preussag AG................................................     588       19,064
RWE AG.....................................................   1,695       57,633
SAP AG.....................................................     963      178,661
Schering AG................................................     609       33,481
Siemens AG.................................................   1,818      275,122
Thyssen Krupp AG...........................................   1,572       25,672
Veba AG....................................................   2,301      111,297
Volkswagen AG..............................................   1,278       48,583
                                                                      ----------
TOTAL COMMON STOCKS
 (Cost $2,749,486).........................................            2,635,167
                                                                      ----------
Options Purchased (6.5%)
                                                            Contracts
                                                            ---------
CAC 40 Put Option expiring
 September 2000 @ 3700.....................................   2,700        6,258
FTSE 100 Put Option expiring
 July 2000 @ 4100..........................................     160          897
FTSE 100 Put Option expiring
 July 2000 @ 9100..........................................       5      211,124
                                                                      ----------
TOTAL OPTIONS PURCHASED
 (Cost $202,138)...........................................              218,279
                                                                      ----------
U.S. Treasury Notes (10.0%)
                                                         Principal   Market
                                                          Amount     Value
                                                         --------- ----------
U.S. Treasury Note, 4.50%, 09/30/00..................... $335,000  $  333,691
                                                                   ----------
TOTAL U.S. TREASURY NOTES
 (Cost $333,706)........................................              333,691
                                                                   ----------
TOTAL INVESTMENTS
 (Cost $3,285,330)(a) (95.4%)...........................            3,187,137
Other assets in excess of liabilities (4.6%)............              153,782
                                                                   ----------
TOTAL NET ASSETS (100.0%)...............................           $3,340,919
                                                                   ==========

-----
Percentages indicated are based on net assets of $3,340,919.

Futures Contracts Purchased
                                                                   Unrealized
                                                         Contracts    Loss
                                                         --------- ----------
CAC 40 Future Contract expiring July 2000 (Underlying
 face amount at value $2,230,218).......................       36  $  (13,891)
FTSE 100 Future Contract expiring September 2000
 (Underlying face amount at value $2,794,521)...........       29  $  (92,187)
Futures Contracts Sold
DAX 30 Future Contract expiring September 2000
 (Underlying face amount at value $332,788).............        2  $     (192)

Forward Foreign Exchange Contracts
                                                            Contract
                                                             Amount
                                                   Delivery  (Local   Unrealized
                                                     Date   Currency)    Gain
                                                   -------- --------- ----------
Deliver Euros in exchange
 for USD 878,907.................................. 07/03/00 $917,631    $2,019

-----
 * Non-income producing
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation.... $  21,247
      Unrealized depreciation....  (119,440)
                                  ---------
      Net unrealized
       depreciation.............. $ (98,193)
                                  =========
              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraEurope ProFund                                                June 30, 2000

(Unaudited)

The UltraEurope ProFund's investment concentration based on net assets, by industry, as of June 30, 2000, was as follows:

Airlines..................................................................  0.8%
Automotive................................................................  8.2%
Banking................................................................... 10.7%
Building & Construction...................................................  0.4%
Chemicals.................................................................  6.1%
Computer Software.........................................................  5.3%
Diversified...............................................................  0.6%
Electrical & Electronic...................................................  0.6%
Energy & Utilities........................................................  1.7%
Health Care...............................................................  0.6%
Insurance................................................................. 13.3%
Machinery & Equipment..................................................... 12.8%
Pharmaceuticals...........................................................  1.0%
Retail & Wholesale........................................................  1.6%
Semiconductors............................................................  4.5%
Telecommunications........................................................ 10.7%
Other..................................................................... 21.1%

              See accompanying notes to the financial statements.

PROFUNDS
UltraEurope ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                   June 30, 2000

Assets:
 Investments, at value (cost $3,285,330)...........................  $3,187,137
 Foreign currency, at value (cost $92,841).........................      94,371
 Variation margin on futures contracts.............................      74,529
 Dividends and interest receivable.................................       3,789
 Receivable for investments sold...................................     844,496
 Receivable for capital shares issued..............................      35,218
 Reclaim receivable................................................       3,073
 Unrealized appreciation on foreign exchange contracts.............       2,019
 Prepaid expenses..................................................      67,813
                                                                     ----------
  Total Assets.....................................................   4,312,445
Liabilities:
 Payable to custodian..............................................      62,488
 Payable for investments purchased.................................     878,907
 Advisory fees payable.............................................       9,769
 Management servicing fees payable.................................       1,628
 Shareholder servicing fees payable--Service Class.................      18,734
                                                                     ----------
  Total Liabilities................................................     971,526
                                                                     ----------
Net Assets.........................................................  $3,340,919
                                                                     ==========
Net Assets consist of:
 Capital...........................................................  $4,321,347
 Accumulated net investment loss...................................      (1,788)
 Accumulated net realized losses on investments, futures contracts
  and foreign currency transactions................................    (777,741)
 Net unrealized depreciation on investments, futures contracts and
  foreign currency transactions....................................    (200,899)
                                                                     ----------
Total Net Assets...................................................  $3,340,919
                                                                     ==========
Investor Shares:
 Net Assets........................................................  $2,954,649
 Shares of Beneficial Interest Outstanding.........................      86,297
 Net Asset Value (offering and redemption price per share).........  $    34.24
                                                                     ==========
Service Shares:
 Net Assets........................................................  $  386,270
 Shares of Beneficial Interest Outstanding.........................      11,391
 Net Asset Value (offering and redemption price per share).........  $    33.91
                                                                     ==========

 Statement of Operations

                                          For the six months ended June 30, 2000

Investment Income:
 Interest.........................................................  $    90,700
 Dividends (net of foreign taxes of $3,758).......................       38,980
                                                                    -----------
  Total Income....................................................      129,680
Expenses:
 Advisory fees....................................................       43,455
 Management servicing fees........................................        7,243
 Administration fees..............................................       37,312
 Shareholder servicing fees--Service Class........................       24,468
 Registration and filing fees.....................................       15,634
 Custody fees.....................................................        2,859
 Other fees.......................................................        2,268
                                                                    -----------
  Total expenses..................................................      133,239
                                                                    -----------
Net Investment Loss...............................................       (3,559)
                                                                    -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments, futures contracts and foreign
  currency transactions...........................................   (1,060,688)
 Net change in unrealized depreciation on investments, futures
  contracts and foreign currency transactions.....................   (2,638,898)
                                                                    -----------
  Net realized and unrealized losses on investments, futures
   contracts and foreign currency transactions....................   (3,699,586)
                                                                    -----------
Decrease In Net Assets Resulting from Operations..................  $(3,703,145)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
UltraEurope ProFund

 Statements of Changes in Net Assets

                                                               For the period
                                                For the six   March 15, 1999(a)
                                               months ended        through
                                               June 30, 2000  December 31, 1999
                                               -------------  -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income/(loss)................. $     (3,559)    $     40,060
 Net realized gains/(losses) on investments,
  futures contracts and foreign currency
  transactions................................   (1,060,688)       2,976,651
 Net change in unrealized
  appreciation/(depreciation) on investments,
  futures contracts and foreign currency
  transactions................................   (2,638,898)       2,437,999
                                               ------------     ------------
 Net increase/(decrease) in net assets
  resulting from operations...................   (3,703,145)       5,454,710
Capital Share Transactions:
 Proceeds from shares issued..................   79,681,249       71,625,925
 Cost of shares redeemed......................  (97,157,536)     (52,560,284)
                                               ------------     ------------
 Net increase/(decrease) in net assets
  resulting from capital share transactions...  (17,476,287)      19,065,641
                                               ------------     ------------
 Total increase/(decrease) in net assets......  (21,179,432)      24,520,351
Net Assets:
 Beginning of period..........................   24,520,351               --
                                               ------------     ------------
 End of period................................ $  3,340,919     $ 24,520,351
                                               ============     ============

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraEurope ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                 Investor Class                        Service Class
                         -----------------------------------  ----------------------------------
                                                For the                             For the
                            For the           period from        For the          period from
                          six months       March 15, 1999(a)   six months      March 15, 1999(a)
                             ended              through           ended             through
                         June 30, 2000     December 31, 1999  June 30, 2000    December 31, 1999
                         -------------     -----------------  -------------    -----------------
                          (Unaudited)                          (Unaudited)
Net Asset Value,
 Beginning of Period....  $    40.99          $    30.00        $  40.72          $     30.00
                          ----------          ----------        --------          -----------
 Net investment
  income/(loss).........        0.06                0.19           (0.65)                0.03
 Net realized and
  unrealized gain/(loss)
  on investments,
  futures contracts and
  foreign currency
  transactions..........       (6.81)              10.80           (6.16)               10.69
                          ----------          ----------        --------          -----------
 Total income/(loss)
  from investment
  operations............       (6.75)              10.99           (6.81)               10.72
                          ----------          ----------        --------          -----------
Net Asset Value, End of
 Period.................  $    34.24          $    40.99        $  33.91          $     40.72
                          ==========          ==========        ========          ===========
Total Return............      (16.47)%(b)          36.63%(b)      (16.72)%(b)           35.73%(b)
Ratios/Supplemental Data:
Net assets, end of
 period.................  $2,954,649          $5,560,299        $386,270          $18,960,052
Ratio of expenses to
 average net assets.....        2.15%(c)            1.53%(c)        3.37%(c)             2.50%(c)
Ratio of net investment
 income/(loss) to
 average net assets.....        0.22%(c)            1.79%(c)       (0.36)%(c)            0.46%(c)
Ratio of expenses to
 average net assets*....        2.15%(c)            2.53%(c)        3.37%(c)             3.58%(c)
Portfolio turnover(d)...         854%                514%            854%                 514%

-----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Commencement of operations.
(b)Not annualized.
(c)Annualized.
(d)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS                                      Schedule of Portfolio Investments
UltraJapan ProFund                                                June 30, 2000

(Unaudited)

Options Purchased (15.9%)
                                                         Contracts or
                                                          Principal     Market
                                                            Amount      Value
                                                         ------------ ----------
Nikkei 225 Call Option expiring
 July 2000 @ 10300......................................          29  $1,046,900
Nikkei 225 Put Option expiring
 July 2000 @ 9000.......................................         125       2,981
                                                                      ----------
TOTAL OPTIONS PURCHASED
 (Cost $1,009,620)......................................               1,049,881
                                                                      ----------
U.S. Treasury Notes (75.1%)
U.S. Treasury Note, 4.50%, 09/30/00.....................  $4,970,000   4,950,586
                                                                      ----------
TOTAL U.S. TREASURY NOTES
 (Cost $4,950,797)......................................               4,950,586
                                                                      ----------
TOTAL INVESTMENTS
 (Cost $5,960,417)(a) (91.0%)...........................               6,000,467
Other assets in excess of liabilities (9.0%)                             593,020
                                                                      ----------
TOTAL NET ASSETS (100.0%)...............................              $6,593,487
                                                                      ==========

-----
Percentages indicated are based on net assets of $6,593,487.

Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- ----------
Nikkei 225 Future Contract expiring September 2000
 (Underlying face amount at value $10,512,000)...........    120    $  487,700

-----
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation....... $44,155
      Unrealized depreciation.......  (4,105)
                                     -------
      Net unrealized appreciation... $40,050
                                     =======
              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                  June 30, 2000

Assets:
 Investments, at value (cost $5,960,417)..........................  $ 6,000,467
 Cash.............................................................          993
 Variation margin on futures contracts............................      508,770
 Dividends and interest receivable................................       56,218
 Prepaid expenses.................................................       32,537
                                                                    -----------
  Total Assets....................................................    6,598,985
Liabilities:
 Advisory fees payable............................................        3,066
 Management servicing fees payable................................          511
 Administration fees payable......................................           45
 Shareholder servicing fees payable--Service Class................        1,876
                                                                    -----------
  Total Liabilities...............................................        5,498
                                                                    -----------
Net Assets........................................................  $ 6,593,487
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $ 8,134,145
 Accumulated undistributed net investment income..................       37,499
 Accumulated net realized losses on investments and futures
  contracts.......................................................   (2,105,907)
 Net unrealized appreciation on investments and futures
  contracts.......................................................      527,750
                                                                    -----------
Total Net Assets..................................................  $ 6,593,487
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $ 5,250,992
 Shares of Beneficial Interest Outstanding........................      227,909
 Net Asset Value (offering and redemption price per share)........  $     23.04
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $ 1,342,495
 Shares of Beneficial Interest Outstanding........................       58,505
 Net Asset Value (offering and redemption price per share)........  $     22.95
                                                                    ===========

 Statement of Operations

                       For the period February 8, 2000(a) through June 30, 2000

Investment Income:
 Interest.........................................................  $    67,928
Expenses:
 Advisory fees....................................................       14,910
 Management servicing fees........................................        2,485
 Administration fees..............................................        1,350
 Shareholder servicing fees--Service Class........................        5,770
 Registration and filing fees.....................................        1,966
 Custody fees.....................................................        1,841
 Fund accounting fees.............................................          479
 Other fees.......................................................        1,628
                                                                    -----------
  Total expenses..................................................       30,429
                                                                    -----------
Net Investment Income.............................................       37,499
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and futures contracts.........   (2,105,907)
 Net change in unrealized appreciation on investments and futures
  contracts.......................................................      527,750
                                                                    -----------
  Net realized and unrealized losses on investments and futures
   contracts......................................................   (1,578,157)
                                                                    -----------
Decrease In Net Assets Resulting from Operations..................  $(1,540,658)
                                                                    ===========

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund

 Statement of Changes in Net Assets

                                                              For the period
                                                            February 8, 2000(a)
                                                                  through
                                                               June 30, 2000
                                                            -------------------
                                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income.....................................    $     37,499
 Net realized losses on investments and futures contracts..      (2,105,907)
 Net change in unrealized appreciation on investments and
  futures contracts........................................         527,750
                                                               ------------
 Net decrease in net assets resulting from operations......      (1,540,658)
Capital Share Transactions:
 Proceeds from shares issued...............................      69,521,223
 Cost of shares redeemed...................................     (61,387,078)
                                                               ------------
 Net increase in net assets resulting from capital share
  transactions.............................................       8,134,145
                                                               ------------
 Total increase in net assets..............................       6,593,487
Net Assets:
 Beginning of period.......................................              --
                                                               ------------
 End of period.............................................    $  6,593,487
                                                               ============

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                          Investor Class        Service Class
                                        -------------------  -------------------
                                        For the period from  For the period from
                                        February 8, 2000(a)  February 8, 2000(a)
                                              through              through
                                           June 30, 2000        June 30, 2000
                                        -------------------  -------------------
                                            (Unaudited)          (Unaudited)
Net Asset Value, Beginning of Period...     $    30.00           $    30.00
                                            ----------           ----------
 Net investment income.................           0.27(b)              0.16(b)
 Net realized and unrealized loss on
  investments and futures contracts....          (7.23)               (7.21)
                                            ----------           ----------
 Total loss from investment
  operations...........................          (6.96)               (7.05)
                                            ----------           ----------
Net Asset Value, End of Period.........     $    23.04           $    22.95
                                            ==========           ==========
Total Return...........................         (23.20)%(c)          (23.50)%(c)
Ratios/Supplemental Data:
Net assets, end of period..............     $5,250,992           $1,342,495
Ratio of expenses to average net
 assets................................           1.49%(d)             2.49%(d)
Ratio of net investment income to
 average net assets....................           2.64%(d)             1.57%(d)
Portfolio turnover(e)..................            700%                 700%

-----
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Not annualized.
(d)Annualized.
(e)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS                                      Schedule of Portfolio Investments
Bear ProFund                                                      June 30, 2000

(Unaudited)

Options Purchased (2.8%)
                                                         Contracts or
                                                          Principal     Market
                                                            Amount      Value
                                                         ------------ ----------
S&P 500 Put Option expiring
 July 2000 @ 2000.......................................           2  $  265,250
                                                                      ----------
TOTAL OPTIONS PURCHASED
 (Cost $255,010)........................................                 265,250
                                                                      ----------
U.S. Treasury Notes (92.9%)
U.S. Treasury Note, 4.50%, 09/30/00.....................  $8,939,000   8,904,082
                                                                      ----------
TOTAL U.S. TREASURY NOTES
 (Cost $8,904,462)......................................               8,904,082
                                                                      ----------
TOTAL INVESTMENTS
 (Cost $9,159,472)(a) (95.7%)...........................               9,169,332
Other assets in excess of
 liabilities (4.3%).....................................                 411,841
                                                                      ----------
TOTAL NET ASSETS (100.0%)...............................              $9,581,173
                                                                      ==========

-----
Percentages indicated are based on net assets of $9,581,173.

Futures Contracts Sold
                                                                     Unrealized
                                                           Contracts Gain/(Loss)
                                                           --------- -----------
S&P 500 Future Contract expiring September 2000
 (Underlying face amount at value $4,408,500).............        12  $  132,790

Futures Contracts Purchased
S&P 500 Future Contract expiring September 2000
 (Underlying face amount at value $73,475)...................      1  $     (180)

-----
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation....... $10,240
      Unrealized depreciation.......    (380)
                                     -------
      Net unrealized appreciation... $ 9,860
                                     =======
              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                   June 30, 2000

Assets:
 Investments, at value (cost $9,159,472)..........................  $ 9,169,332
 Cash.............................................................      216,410
 Variation margin on futures contracts............................       67,575
 Dividends and interest receivable................................      101,113
 Prepaid expenses.................................................       33,674
 Deferred organization costs......................................           46
                                                                    -----------
  Total Assets....................................................    9,588,150
Liabilities:
 Advisory fees payable............................................        3,757
 Management servicing fees payable................................          751
 Administration fees payable......................................           75
 Shareholder servicing fees payable--Service Class................        2,394
                                                                    -----------
  Total Liabilities...............................................        6,977
                                                                    -----------
Net Assets........................................................  $ 9,581,173
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $13,660,618
 Accumulated undistributed net investment income..................      137,548
 Accumulated net realized losses on investments and futures
  contracts.......................................................   (4,359,463)
 Net unrealized appreciation on investments and futures
  contracts.......................................................      142,470
                                                                    -----------
Total Net Assets..................................................  $ 9,581,173
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $ 9,535,584
 Shares of Beneficial Interest Outstanding........................      306,290
 Net Asset Value (offering and redemption price per share)........  $     31.13
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $    45,589
 Shares of Beneficial Interest Outstanding........................        1,490
 Net Asset Value (offering and redemption price per share)........  $     30.59
                                                                    ===========

 Statement of Operations

                                          For the six months ended June 30, 2000

Investment Income:
 Interest.........................................................  $   200,039
Expenses:
 Advisory fees....................................................       30,854
 Management servicing fees........................................        6,171
 Administration fees..............................................        3,522
 Shareholder servicing fees--Service Class........................        1,641
 Registration and filing fees.....................................       20,571
 Fund accounting fees.............................................        1,215
 Transfer agent fees..............................................          951
 Custody fees.....................................................          771
 Other fees.......................................................          915
                                                                    -----------
  Total expenses..................................................       66,611
                                                                    -----------
Net Investment Income.............................................      133,428
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and futures contracts.........   (1,485,770)
 Net change in unrealized appreciation on investments and futures
  contracts.......................................................      209,756
                                                                    -----------
  Net realized and unrealized losses on investments and futures
   contracts......................................................   (1,276,014)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(1,142,586)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund

 Statements of Changes in Net Assets

                                                   For the
                                                 six months         For the
                                                    ended         year ended
                                                June 30, 2000  December 31, 1999
                                                -------------  -----------------
                                                 (Unaudited)
Change in Net Assets:
Operations:
 Net investment income........................  $    133,428     $     390,142
 Net realized losses on investments and
  futures contracts...........................    (1,485,770)       (2,103,989)
 Net change in unrealized
  appreciation/(depreciation) on investments
  and futures contracts.......................       209,756           (70,043)
                                                ------------     -------------
 Net decrease in net assets resulting from
  operations..................................    (1,142,586)       (1,783,890)
Distributions to Shareholders from:
 Net investment income
 Investor shares..............................            --          (237,255)
 Service shares...............................            --          (150,057)
                                                ------------     -------------
 Net decrease in net assets resulting from
  distributions...............................            --          (387,312)
Capital Share Transactions:
 Proceeds from shares issued..................   218,350,258       313,003,794
 Dividends reinvested.........................            --           355,358
 Cost of shares redeemed......................  (211,052,398)     (312,308,508)
                                                ------------     -------------
 Net increase in net assets resulting from
  capital share transactions..................     7,297,860         1,050,644
                                                ------------     -------------
 Total increase/(decrease) in net assets......     6,155,274        (1,120,558)
Net Assets:
 Beginning of period..........................     3,425,899         4,546,457
                                                ------------     -------------
 End of period................................  $  9,581,173     $   3,425,899
                                                ============     =============

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                   Investor Class
                         -----------------------------------------------------------------------
                                                                                    For the
                            For the                                               period from
                          six months           For the           For the         December 31,
                             ended           year ended        year ended         1997(a) to
                         June 30, 2000    December 31, 1999 December 31, 1998  December 31, 1997
                         -------------    ----------------- -----------------  -----------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....  $    30.18         $    39.88        $    50.00         $    50.00
                          ----------         ----------        ----------         ----------
 Net investment income..        0.52(b)            1.10(b)           1.47(b)              --
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....        0.43              (5.97)           (11.22)                --
                          ----------         ----------        ----------         ----------
 Total income/(loss)
  from investment
  operations............        0.95              (4.87)            (9.75)                --
                          ----------         ----------        ----------         ----------
Distribution to
 Shareholders from:
 Net investment income..          --              (4.83)            (0.37)                --
 Net realized gain on
  investments and
  futures contracts.....          --                 --                -- (c)             --
                          ----------         ----------        ----------         ----------
 Total distributions....          --              (4.83)            (0.37)                --
                          ----------         ----------        ----------         ----------
Net Asset Value, End of
 Period.................  $    31.13         $    30.18        $    39.88         $    50.00
                          ==========         ==========        ==========         ==========
Total Return............        3.15%(d)         (12.32)%          (19.46)%               -- (d)
Ratios/Supplemental Data:
Net assets, end of
 period.................  $9,535,584         $2,330,573        $4,166,787         $2,516,412
Ratio of expenses to
 average net assets.....        1.58%(e)           1.40%             1.54%                -- (e)
Ratio of net investment
 income to average net
 assets.................        3.30%(e)           2.86%             3.12%                -- (e)
Ratio of expenses to
 average net assets*....        1.58%(e)           1.68%             3.26%            325.97%(e)
Portfolio turnover(f)...         700%              1215%               --                 --

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Distribution per share was less than $0.005.
(d)Not annualized.
(e)Annualized.
(f)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS
Bear ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                     Service Class
                         -----------------------------------------------------------------------
                         For the six                                              For the
                         months ended        For the           For the          period from
                           June 30,        year ended        year ended     December 31, 1997(a)
                             2000       December 31, 1999 December 31, 1998 to December 31, 1997
                         ------------   ----------------- ----------------- --------------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....   $ 29.86         $    39.76         $  50.00             $50.00
                           -------         ----------         --------             ------
 Net investment income..      0.29(b)            0.63(b)          0.87(b)              --
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....      0.44              (5.92)          (10.88)                --
                           -------         ----------         --------             ------
 Total income/(loss)
  from investment
  operations............      0.73              (5.29)          (10.01)                --
                           -------         ----------         --------             ------
Distribution to
 Shareholders from:
 Net investment income..        --              (4.61)           (0.23)                --
 Net realized gain on
  investments and
  futures contracts.....        --                 --               -- (c)             --
                           -------         ----------         --------             ------
 Total distributions....        --              (4.61)           (0.23)                --
                           -------         ----------         --------             ------
Net Asset Value, End of
 Period.................   $ 30.59         $    29.86         $  39.76             $50.00
                           =======         ==========         ========             ======
Total Return............      2.44%(d)         (13.32)%         (20.04)%               -- (d)
Ratios/Supplemental Data:
Net assets, end of
 period.................   $45,589         $1,095,326         $379,670             $   10
Ratio of expenses to
 average net assets.....      2.58%(e)           2.23%            2.49%                -- (e)
Ratio of net investment
 income to average net
 assets.................      1.87%(e)           1.69%            1.90%                -- (e)
Ratio of expenses to
 average net assets*....      2.58%(e)           2.91%            4.09%            326.97%(e)
Portfolio turnover(f)...       700%              1215%              --                 --

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Distribution per share was less than $0.005.
(d)Not annualized.
(e)Annualized.
(f)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS                                      Schedule of Portfolio Investments
UltraBear ProFund                                                 June 30, 2000

(Unaudited)

Options Purchased (9.9%)
                                                        Contracts or
                                                         Principal     Market
                                                           Amount       Value
                                                        ------------ -----------
S&P 500 Call Option expiring
 July 2000 @ 2000......................................         220  $     1,650
S&P 500 Put Option expiring
 July 2000 @ 2000......................................          22    2,917,750
                                                                     -----------
TOTAL OPTIONS PURCHASED
 (Cost $2,808,960).....................................                2,919,400
                                                                     -----------
U.S. Treasury Notes (81.4%)
U.S. Treasury Note,
 4.50%, 09/30/00....................................... $24,019,000   23,925,176
                                                                     -----------
TOTAL U.S. TREASURY NOTES
 (Cost $23,926,196)....................................               23,925,176
                                                                     -----------
TOTAL INVESTMENTS
 (Cost $26,735,156)(a) (91.3%).........................               26,844,576
Other assets in excess of
 liabilities (8.7%)....................................                2,560,170
                                                                     -----------
TOTAL NET ASSETS (100.0%)..............................              $29,404,746
                                                                     ===========

-----
Percentages indicated are based on net assets of $29,404,746.

Futures Contracts Sold
                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- -----------
S&P 500 Future Contract
 expiring September 2000
 (Underlying face amount at
 value $52,167,250)......................................    142    $ 3,080,990

-----
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation......  $112,640
      Unrealized depreciation......    (3,220)
                                     --------
      Net unrealized appreciation..  $109,420
                                     ========
              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2000

Assets:
 Investments, at value (cost $26,735,156)........................  $ 26,844,576
 Variation margin on futures contracts...........................     2,332,150
 Dividends and interest receivable...............................       271,690
 Receivable for capital shares issued............................         8,003
 Prepaid expenses................................................        47,028
 Deferred organization costs.....................................         3,946
                                                                   ------------
  Total Assets...................................................    29,507,393
Liabilities:
 Payable to custodian............................................        29,721
 Advisory fees payable...........................................        23,997
 Management servicing fees payable...............................         4,799
 Administration fees payable.....................................           208
 Shareholder servicing fees payable--Service Class...............        33,436
 Other accrued expenses..........................................        10,486
                                                                   ------------
  Total Liabilities..............................................       102,647
                                                                   ------------
Net Assets.......................................................  $ 29,404,746
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $ 80,939,612
 Accumulated undistributed net investment income.................       693,396
 Accumulated net realized losses on investments and futures
  contracts......................................................   (55,418,672)
 Net unrealized appreciation on investments and futures
  contracts......................................................     3,190,410
                                                                   ------------
Total Net Assets.................................................  $ 29,404,746
                                                                   ============
Investor Shares:
 Net Assets......................................................  $ 23,386,876
 Shares of Beneficial Interest Outstanding.......................     1,109,593
 Net Asset Value (offering and redemption price per share).......  $      21.08
                                                                   ============
Service Shares:
 Net Assets......................................................  $  6,017,870
 Shares of Beneficial Interest Outstanding.......................       283,416
 Net Asset Value (offering and redemption price per share).......  $      21.23
                                                                   ============

 Statement of Operations
                                          For the six months ended June 30, 2000

Investment Income:
 Interest........................................................  $  1,073,167
Expenses:
 Advisory fees...................................................       178,984
 Management servicing fees.......................................        35,797
 Administration fees.............................................        20,421
 Shareholder servicing fees--Service Class.......................        50,182
 Registration and filing fees....................................        43,760
 Transfer agent fees.............................................        30,937
 Fund accounting fees............................................         7,198
 Custody fees....................................................         4,541
 Other fees......................................................        10,811
                                                                   ------------
  Total expenses.................................................       382,631
                                                                   ------------
Net Investment Income............................................       690,536
                                                                   ------------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and futures contracts........   (14,732,320)
 Net change in unrealized appreciation on investments and futures
  contracts......................................................     5,405,598
                                                                   ------------
  Net realized and unrealized losses on investments and futures
   contracts.....................................................    (9,326,722)
                                                                   ------------
Decrease in Net Assets Resulting from Operations.................  $ (8,636,186)
                                                                   ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund

 Statements of Changes in Net Assets

                                                  For the           For the
                                              six months ended    year ended
                                               June 30, 2000   December 31, 1999
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income......................   $     690,536    $     1,259,444
 Net realized losses on investments and
  futures contracts.........................     (14,732,320)       (33,526,973)
 Net change in unrealized
  appreciation/(depreciation) on investments
  and futures contracts.....................       5,405,598           (566,202)
                                               -------------    ---------------
 Net decrease in net assets resulting from
  operations................................      (8,636,186)       (32,833,731)
Distributions to Shareholders from:
 Net investment income
 Investor shares............................              --         (1,179,951)
 Service shares.............................              --            (76,633)
                                               -------------    ---------------
 Net decrease in net assets resulting from
  distributions.............................              --         (1,256,584)
Capital Share Transactions:
 Proceeds from shares issued................     680,765,166      1,098,659,676
 Dividends reinvested.......................              --          1,125,603
 Cost of shares redeemed....................    (679,547,539)    (1,059,823,863)
                                               -------------    ---------------
 Net increase in net assets resulting from
  capital share transactions................       1,217,627         39,961,416
                                               -------------    ---------------
 Total increase/(decrease) in net assets....      (7,418,559)         5,871,101
Net Assets:
 Beginning of period........................      36,823,305         30,952,204
                                               -------------    ---------------
 End of period..............................   $  29,404,746    $    36,823,305
                                               =============    ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                   Investor Class
                         -----------------------------------------------------------------------
                                                                                    For the
                            For the                                               period from
                          six months            For the           For the        December 23,
                             ended            year ended        year ended        1997(a) to
                         June 30, 2000     December 31, 1999 December 31, 1998 December 31, 1997
                         -------------     ----------------- ----------------- -----------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....  $     21.31         $     31.88       $     51.80       $    50.00
                          -----------         -----------       -----------       ----------
 Net investment income..         0.53                0.84              1.16(b)      6,082.50(c)
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....        (0.76)             (10.55)           (21.04)       (6,080.70)(c)
                          -----------         -----------       -----------       ----------
 Total income/(loss)
  from investment
  operations............        (0.23)              (9.71)           (19.88)            1.80
                          -----------         -----------       -----------       ----------
Distribution to
 Shareholders from:
 Net investment income..           --               (0.86)            (0.04)              --
                          -----------         -----------       -----------       ----------
 Total distributions....           --               (0.86)            (0.04)              --
                          -----------         -----------       -----------       ----------
Net Asset Value, End of
 Period.................  $     21.08         $     21.31       $     31.88       $    51.80
                          ===========         ===========       ===========       ==========
Total Return............        (1.08)%(d)         (30.54)%          (38.34)%           3.60%(d)
Ratios/Supplemental Data:
Net assets, end of
 period.................  $23,386,876         $32,534,046       $27,939,876       $       21
Ratio of expenses to
 average net assets.....         1.39%(e)            1.41%             1.57%            1.33%(e)
Ratio of net investment
 income to average net
 assets.................         3.12%(e)            2.20%             2.73%            2.97%(e)
Ratio of expenses to
 average net assets*....         1.39%(e)            1.43%             1.78%           32.39%(e)
Portfolio turnover(f)...          700%               1137%               --               --

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)The amount shown for a share outstanding throughout the period does not accord with the earned income or the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)Not annualized.
(e)Annualized.
(f)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS
UltraBear ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                             Service Class
                         -------------------------------------------------------------
                                                                           For the
                                                                         period from
                         For the six        For the       For the       December 23,
                         months ended      year ended    year ended        1997(a)
                           June 30,       December 31,  December 31,   to December 31,
                             2000             1999          1998            1997
                         ------------     ------------  ------------   ---------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period....  $    21.51       $    31.83    $    51.75        $50.00
                          ----------       ----------    ----------        ------
 Net investment income..        0.37             0.54          0.75(b)         --
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....       (0.65)          (10.45)       (20.67)         1.75
                          ----------       ----------    ----------        ------
 Total income/(loss)
  from investment
  operations............       (0.28)           (9.91)       (19.92)         1.75
                          ----------       ----------    ----------        ------
Distribution to
 Shareholders from:
 Net investment income..          --            (0.41)           --            --
                          ----------       ----------    ----------        ------
 Total distributions....          --            (0.41)           --            --
                          ----------       ----------    ----------        ------
Net Asset Value, End of
 Period.................  $    21.23       $    21.51    $    31.83        $51.75
                          ==========       ==========    ==========        ======
Total Return............       (1.30)%(c)      (31.20)%      (38.45)%        3.50%(c)
Ratios/Supplemental Data:
Net assets, end of
 period.................  $6,017,870       $4,289,259    $3,012,328        $   10
Ratio of expenses to
 average net assets.....        2.40%(d)         2.41%         2.45%         1.33%(d)
Ratio of net investment
 income to average net
 assets.................        2.07%(d)         1.21%         1.74%           -- (d)
Ratio of expenses to
 average net assets*....        2.40%(d)         2.42%         2.74%        33.39%(d)
Portfolio turnover(e)...         700%            1137%           --            --

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Not annualized.
(d)Annualized.
(e)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS                                      Schedule of Portfolio Investments
UltraShort OTC ProFund                                            June 30, 2000

(Unaudited)

Options Purchased (30.8%)
                                                        Contracts or
                                                         Principal     Market
                                                           Amount       Value
                                                        ------------ -----------
NASDAQ Call Option expiring
 July 2000 @ 5800......................................         300  $    12,900
NASDAQ Put Option expiring
 July 2000 @ 6000......................................          61   13,377,300
                                                                     -----------
TOTAL OPTIONS PURCHASED
 (Cost $13,444,542)....................................               13,390,200
                                                                     -----------
U.S. Treasury Notes (68.5%)
U.S. Treasury Note,
 4.50%, 09/30/00....................................... $29,960,000   29,842,969
                                                                     -----------
TOTAL U.S. TREASURY NOTES
 (Cost $29,844,240)....................................               29,842,969
                                                                     -----------
TOTAL INVESTMENTS
 (Cost $43,288,782)(a) (99.3%).........................               43,233,169
Other assets in excess of
 liabilities (0.7%)....................................                  305,250
                                                                     -----------
TOTAL NET ASSETS (100.0%)..............................              $43,538,419
                                                                     ===========

-----
Percentages indicated are based on net assets of $43,538,419.

Futures Contracts Sold
                                                                   Unrealized
                                                         Contracts    Gain
                                                         --------- -----------
NASDAQ Future Contract expiring September 2000
 (Underlying face amount at value $70,048,800)..........    184    $ 1,726,104

-----
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..... $      0
      Unrealized depreciation.....  (55,613)
                                   --------
      Net unrealized
       depreciation............... $(55,613)
                                   ========
              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2000

Assets:
 Investments, at value (cost $43,288,782).......................  $  43,233,169
 Cash...........................................................        124,991
 Dividends and interest receivable..............................        338,892
 Prepaid expenses...............................................         59,826
                                                                  -------------
  Total Assets..................................................     43,756,878
Liabilities:
 Variation margin on futures contracts..........................        161,639
 Advisory fees payable..........................................         33,587
 Management servicing fees payable..............................          6,718
 Administration fees payable....................................            306
 Shareholder servicing fees payable--Service Class..............          7,024
 Other accrued expenses.........................................          9,185
                                                                  -------------
  Total Liabilities.............................................        218,459
                                                                  -------------
Net Assets......................................................  $  43,538,419
                                                                  =============
Net Assets consist of:
 Capital........................................................  $ 221,734,736
 Accumulated undistributed net investment income................        737,047
 Accumulated net realized losses on investments and futures
  contracts.....................................................   (180,603,855)
 Net unrealized appreciation on investments and futures
  contracts.....................................................      1,670,491
                                                                  -------------
Total Net Assets................................................  $  43,538,419
                                                                  =============
Investor Shares:
 Net Assets.....................................................  $  42,632,230
 Shares of Beneficial Interest Outstanding......................      1,513,546
 Net Asset Value (offering and redemption price per share)......  $       28.17
                                                                  =============
Service Shares:
 Net Assets.....................................................  $     906,189
 Shares of Beneficial Interest Outstanding......................         32,023
 Net Asset Value (offering and redemption price per share)......  $       28.30
                                                                  =============

 Statement of Operations
                                          For the six months ended June 30, 2000

Investment Income:
 Interest........................................................  $  1,207,742
Expenses:
 Advisory fees...................................................       246,362
 Management servicing fees.......................................        49,273
 Administration fees.............................................        28,136
 Shareholder servicing fees--Service Class.......................        20,092
 Registration and filing fees....................................        58,121
 Transfer agent fees.............................................        37,104
 Fund accounting fees............................................         9,828
 Custody fees....................................................         5,323
 Other fees......................................................        16,456
                                                                   ------------
  Total expenses.................................................       470,695
                                                                   ------------
Net Investment Income............................................       737,047
                                                                   ------------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and futures contracts........   (59,509,900)
 Net change in unrealized appreciation on investments and futures
  contracts......................................................    10,617,203
                                                                   ------------
  Net realized and unrealized losses on investments and futures
   contracts.....................................................   (48,892,697)
                                                                   ------------
Decrease in Net Assets Resulting from Operations.................  $(48,155,650)
                                                                   ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund

 Statements of Changes in Net Assets

                                                  For the           For the
                                              six months ended    year ended
                                               June 30, 2000   December 31, 1999
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income......................   $      737,047   $    1,428,839
 Net realized losses on investments and
  futures contracts.........................      (59,509,900)    (107,443,268)
 Net change in unrealized
  appreciation/(depreciation) on investments
  and futures contracts.....................       10,617,203       (8,249,251)
                                               --------------   --------------
 Net decrease in net assets resulting from
  operations................................      (48,155,650)    (114,263,680)
Distributions to Shareholders from:
 Net investment income
 Investor shares............................               --       (1,414,182)
 Service shares.............................               --          (17,198)
                                               --------------   --------------
 Net decrease in net assets resulting from
  distributions.............................               --       (1,431,380)
Capital Share Transactions:
 Proceeds from shares issued................    1,048,256,765    1,131,536,860
 Dividends reinvested.......................               --        1,293,644
 Cost of shares redeemed....................     (995,827,056)    (998,191,848)
                                               --------------   --------------
 Net increase in net assets resulting from
  capital share transactions................       52,429,709      134,638,656
                                               --------------   --------------
 Total increase in net assets...............        4,274,059       18,943,596
Net Assets:
 Beginning of period........................       39,264,360       20,320,764
                                               --------------   --------------
 End of period..............................   $   43,538,419   $   39,264,360
                                               ==============   ==============

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                        Investor Class                                     Service Class
                           -----------------------------------------------    ---------------------------------------------
                                                               For the                                          For the
                             For the                         period from        For the                       period from
                           six months         For the          June 2,        six months        For the         June 2,
                              ended          year ended        1998(a)           ended         year ended       1998(a)
                            June 30,        December 31,   to December 31,     June 30,       December 31,  to December 31,
                              2000              1999            1998             2000             1999           1998
                           -----------      ------------   ---------------    -----------     ------------  ---------------
                           (Unaudited)                                        (Unaudited)
Net Asset Value,
 Beginning of Period.....  $     45.98      $    243.60      $    750.00       $  46.37        $   243.60      $ 750.00
                           -----------      -----------      -----------       --------        ----------      --------
 Net investment income...         0.41(b)          1.82             3.90(b)        0.21(b)           1.11          1.50(b)
 Net realized and
  unrealized loss on
  investments and futures
  contracts..............       (18.22)         (197.61)         (510.30)        (18.28)          (197.45)      (507.90)
                           -----------      -----------      -----------       --------        ----------      --------
 Total loss from
  investment operations..       (17.81)         (195.79)         (506.40)        (18.07)          (196.34)      (506.40)
                           -----------      -----------      -----------       --------        ----------      --------
Distribution to
 Shareholders from:
 Net investment income...           --            (1.83)              -- (c)         --             (0.89)           --
                           -----------      -----------      -----------       --------        ----------      --------
 Total distributions.....           --            (1.83)              --             --             (0.89)           --
                           -----------      -----------      -----------       --------        ----------      --------
Net Asset Value, End of
 Period..................  $     28.17      $     45.98      $    243.60       $  28.30        $    46.37      $ 243.60
                           ===========      ===========      ===========       ========        ==========      ========
Total Return.............       (38.73)%(d)      (80.36)%         (67.48)%(d)    (38.97)%(d)       (80.62)%      (67.50)%(d)
Ratios/Supplemental Data:
Net assets, end of
 period..................  $42,632,230      $38,254,638      $19,465,372       $906,189        $1,009,722      $855,392
Ratio of expenses to
 average net assets......         1.38%(e)         1.44%            1.83%(e)       2.38%(e)          2.45%         2.92%(e)
Ratio of net investment
 income to average net
 assets..................         2.32%(e)         2.18%            1.55%(e)       1.19%(e)          1.21%         0.54%(e)
Ratio of expenses to
 average net assets*.....         1.38%(e)         1.45%            1.98%(e)       2.38%(e)          2.46%         3.06%(e)
Portfolio turnover(f)....          700%            1185%              --            700%             1185%           --

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Distribution per share was less than $0.005.
(d)Not annualized.
(e)Annualized.
(f)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

PROFUNDS
Money Market ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                   June 30, 2000

Assets:
 Investment in Cash Management Portfolio, at value (cost
  $440,403,401)...................................................  $440,403,401
 Prepaid expenses.................................................       157,682
 Deferred organization costs......................................         8,778
                                                                    ------------
 Total Assets.....................................................   440,569,861
Liabilities:
 Dividends payable................................................     1,727,956
 Management servicing fees payable................................       132,228
 Administration fees payable......................................         2,778
 Shareholder servicing fees payable--Service Class................       165,237
                                                                    ------------
 Total Liabilities................................................     2,028,199
                                                                    ------------
Net Assets........................................................  $438,541,662
                                                                    ============
Net Assets consist of:
 Capital..........................................................  $438,525,353
 Accumulated undistributed net investment income..................         2,395
 Accumulated undistributed net realized gains on investments......        13,914
                                                                    ------------
Total Net Assets..................................................  $438,541,662
                                                                    ============
Investor Shares:
 Net Assets.......................................................  $293,287,987
 Shares of Beneficial Interest Outstanding........................   293,275,752
 Net Asset Value (offering and redemption price per share)........  $       1.00
                                                                    ============
Service Shares:
 Net Assets.......................................................  $145,253,675
 Shares of Beneficial Interest Outstanding........................   145,249,601
 Net Asset Value (offering and redemption price per share)........  $       1.00
                                                                    ============

 Statement of Operations

                                          For the six months ended June 30, 2000

Investment Income:
 Investment income allocated from Cash Management Fund............  $12,543,422
 Expenses allocated from Cash Management Fund.....................     (364,336)
                                                                    -----------
                                                                     12,179,086
Expenses:
 Management servicing fees........................................      706,853
 Administration fees..............................................      123,863
 Shareholder servicing fees--Service Class........................      581,502
 Transfer agent fees..............................................      355,889
 Registration and filing fees.....................................       98,787
 Custody fees.....................................................          393
 Other fees.......................................................      142,288
                                                                    -----------
 Total expenses...................................................    2,009,575
                                                                    -----------
Net Investment Income.............................................   10,169,511
                                                                    -----------
Realized and Unrealized Gains on Investments:
 Net realized gains on investments................................        4,535
                                                                    -----------
Increase in Net Assets Resulting from Operations..................  $10,174,046
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund

 Statements of Changes in Net Assets

                                                  For the            For the
                                              six months ended     year ended
                                               June 30, 2000    December 31, 1999
                                              ----------------  -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income......................  $    10,169,511    $     8,837,805
 Net realized gains on investments..........            4,535              9,379
                                              ---------------    ---------------
 Net increase in net assets resulting from
  operations................................       10,174,046          8,847,184
Distributions to Shareholders from:
 Net investment income
 Investor shares............................       (7,647,366)        (6,697,778)
 Service shares.............................       (2,522,145)        (2,140,027)
                                              ---------------    ---------------
 Net decrease in net assets resulting from
  distributions.............................      (10,169,511)        (8,837,805)
Capital Share Transactions:
 Proceeds from shares issued................    7,313,258,114      5,898,123,847
 Dividends reinvested.......................        8,939,646          7,933,592
 Cost of shares redeemed....................   (7,190,159,951)    (5,676,999,915)
                                              ---------------    ---------------
 Net increase in net assets resulting from
  capital share transactions................      132,037,809        229,057,524
                                              ---------------    ---------------
 Total increase in net assets...............      132,042,344        229,066,903
Net Assets:
 Beginning of period........................      306,499,318         77,432,415
                                              ---------------    ---------------
 End of period..............................  $   438,541,662    $   306,499,318
                                              ===============    ===============

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                     Investor Class
                         ----------------------------------------------------------------------
                                                                                    For the
                                                                                  period from
                         For the six            For the          For the         November 17,
                         months ended          year ended       year ended          1997(a)
                           June 30,           December 31,     December 31,     to December 31,
                             2000                 1999             1998              1997
                         ------------         ------------     ------------     ---------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period.... $      1.000         $      1.000     $     1.000         $  1.000
                         ------------         ------------     -----------         --------
 Net investment income..        0.026                0.044           0.047(b)         0.006
                         ------------         ------------     -----------         --------
Distribution to
 Shareholders from:
 Net investment income..       (0.026)              (0.044)         (0.047)          (0.006)
                         ------------         ------------     -----------         --------
Net Asset Value, End of
 Period................. $      1.000         $      1.000     $     1.000         $  1.000
                         ============         ============     ===========         ========
Total Return............         2.66%(c)             4.48%           4.84%            0.61%(c)
Ratios/Supplemental Data:
Net assets, end of
 period................. $293,287,987         $198,555,252     $62,026,228         $286,962
Ratio of expenses to
 average net assets.....         0.89%(d),(e)         0.83%(e)        0.85%(e)         0.83%(d),(e)
Ratio of net investment
 income to average net
 assets.................         5.33%(d)             4.46%           4.81%            4.92%(d)
Ratio of expenses to
 average net assets*....         0.89%(d),(e)         0.83%(e)        1.18%(e)         9.52%(d),(e)

-----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Not annualized.
(d)Annualized.
(e)The Money Market ProFund expense ratio includes the expense allocation of the Cash Management Portfolio Master Fund.

PROFUNDS
Money Market ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                    Service Class
                         -------------------------------------------------------------------
                                                                                  For the
                                                                                period from
                         For the six            For the          For the        November 17,
                         months ended          year ended       year ended       1997(a) to
                           June 30,           December 31,     December 31,     December 31,
                             2000                 1999             1998             1997
                         ------------         ------------     ------------     ------------
                         (Unaudited)
Net Asset Value,
 Beginning of Period.... $      1.000         $      1.000     $     1.000         $1.000
                         ------------         ------------     -----------         ------
 Net investment income..        0.021                0.034           0.037(b)          --
                         ------------         ------------     -----------         ------
Distribution to
 Shareholders from:
 Net investment income..       (0.021)              (0.034)         (0.037)            --
                         ------------         ------------     -----------         ------
Net Asset Value, End of
 Period................. $      1.000         $      1.000     $     1.000         $1.000
                         ============         ============     ===========         ======
Total Return............         2.16%(c)             3.44%           3.81%          0.21%(c)
Ratios/Supplemental Data:
Net assets, end of
 period................. $145,253,675         $107,944,066     $15,406,187         $2,510
Ratio of expenses to
 average net assets.....         1.89%(d),(e)         1.83%(e)        1.87%(e)       1.83%(d),(e)
Ratio of net investment
 income to average net
 assets.................         4.35%(d)             3.45%           3.43%          2.53%(d)
Ratio of expenses to
 average net assets*....         1.89%(d),(e)         1.83%(e)        2.18%(e)      10.52%(d),(e)

-----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Not annualized.
(d)Annualized.
(e)The Money Market ProFund expense ratio includes the expense allocation of the Cash Management Portfolio Master Fund.

PROFUNDS

                         Notes to Financial Statements
                                 June 30, 2000
                                  (Unaudited)

1. Organization

   ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of thirty-nine separately managed series, twenty-five of which are operational as of June 30th, 2000. These accompanying financial statements relate to the following portfolios:
   Bull ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraOTC ProFund, UltraEurope ProFund, UltraJapan ProFund, Bear ProFund, UltraBear ProFund, UltraShort OTC ProFund and Money Market ProFund (collectively, the "ProFunds" and individually, a "ProFund"). The ProFunds, excluding the Money Market ProFund, are referred to as the "non-money market ProFunds". Each ProFund (other than the Money Market ProFund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. Each ProFund offers two classes of shares: the Service Shares and the Investor Shares. The UltraMid-Cap ProFund, UltraSmall-Cap ProFund and the UltraJapan ProFund commenced operations on February 8, 2000. The UltraShort Europe ProFund ceased operations on February 28, 2000.

   The investment objectives of the ProFunds are as follows:

   The Bull ProFund and the UltraBull ProFund. The Bull ProFund's investment objective is to provide investment returns that correspond each day to the performance of the Standard and Poor's (S&P) 500 Index. The UltraBull ProFund's investment objective is to provide investment returns that correspond each day to 200% of the performance of the S&P 500 Index. Under their investment objectives, the UltraBull ProFund should produce greater gains than the Bull ProFund when the prices of the securities in the S&P 500 Index rise and greater losses when such prices decline.

   The Bear ProFund and the UltraBear ProFund. The Bear ProFund's investment objective is to provide investment results that will inversely correlate to the performance of the S&P 500 Index on a daily basis. The UltraBear ProFund's investment objective is to provide investment results that will inversely correlate to 200% of the performance of the S&P 500 Index on a daily basis.

   If the Bear ProFund is successful in meeting its objective, the net asset value of Bear ProFund shares will increase in direct proportion to any decrease in the level of the S&P 500 Index. Conversely, the net asset value of Bear ProFund shares will decrease in direct proportion to any increases in the level of the S&P 500 Index. The percentage change of net asset value of shares of the UltraBear ProFund should increase or decrease approximately twice as much as does that of the Bear ProFund on any given day.

   The UltraOTC ProFund and the UltraShort OTC ProFund. The investment objective of the UltraOTC ProFund is to provide investment results that correspond each day to 200% of the performance of the NASDAQ 100 Index. The NASDAQ 100 Index includes 100 of the largest non-financial domestic companies listed on the NASDAQ National Market tier of The NASDAQ Stock Market. The UltraShort OTC ProFund seeks investment results that correspond each day to twice of the inverse (opposite) of the performance of the NASDAQ 100 Index. It is the policy of the UltraShort OTC ProFund to pursue its investment objective of correlating with its benchmark regardless of market conditions, to remain fully invested and to not take defensive positions.

   If the UltraShort OTC ProFund achieved a perfect inverse correlation for any single trading day, the net asset value of the shares of this ProFund would increase for that day proportional to twice any decrease in the level of the NASDAQ 100 Index. Conversely, the net asset value of the shares of the ProFund would decrease for that day proportional to twice any increase in the level of the NASDAQ 100 Index for that day. The percentage change of net asset value of shares of the UltraOTC ProFund should increase or decrease approximately twice as much as does that of the UltraShort OTC ProFund on any given day.

   The UltraEurope ProFund. The investment objective of the UltraEurope ProFund is to provide investment returns that correspond each day to 200% of the performance of the ProFunds Europe Index ("PEI"). The PEI was created by the Advisor and is equal to a blended average of the performance of three European equity indices: the Financial Times Stock Exchange 100 (FTSE-100), the Deutsche Aktienindex (DAX) and the CAC-40. The UltraEurope ProFund should produce greater gains to investors when the PEI rises and greater losses when the PEI declines over the corresponding gain or loss of the PEI itself.

   The UltraMid-Cap ProFund. The investment objective of the UltraMid-Cap ProFund is to provide investment returns that correspond to 200% of the performance of the S&P MidCap 400 Index. If the UltraMid-Cap ProFund is successful in meeting its
                                   Continued

PROFUNDS
                  Notes to Financial Statements, (continued)
                                 June 30, 2000
                                  (Unaudited)

   objective, it should gain approximately twice as much as the S&P MidCap 400 Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.

   The UltraSmall-Cap ProFund. The investment objective of the UltraSmall-Cap ProFund is to provide investment returns that correspond to 200% of the performance of the Russell 2000(R) Index. If the UltraSmall-Cap ProFund is successful in meeting its objective, it should gain approximately twice as much as the Russell 2000(R) Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.

   The UltraJapan ProFund. The investment objective of the UltraJapan ProFund is to provide investment returns that correspond to 200% of the performance of the Nikkei 225 Stock Average. If the UltraJapan ProFund is successful in meeting its objective, it should gain approximately twice as much as the Nikkei 225 Stock Average when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.

   The Money Market ProFund. The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. To achieve its objective, the Money Market ProFund invests all of its investable assets in the Cash Management Portfolio ("Portfolio"), which has the same investment objective as the Money Market ProFund.

   The performance of the Money Market ProFund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its schedule of investments, are included elsewhere within this report and should be read in conjunction with the Money Market ProFund's financial statements.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by each ProFund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

   Investment Valuation

   Securities, except as otherwise noted, in the portfolio of a non-money market ProFund that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing system. Short-term debt securities are valued at amortized cost, which approximates market value.

   For the non-money market ProFunds other than the UltraEurope ProFund futures contracts and options on indexes and exchanged-traded securities held are valued at the last traded sale price prior to the close of the securities or commodities exchange on which they are traded (generally 4:00 p.m. Eastern time). Options on securities traded in the OTC market are valued at the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges as described herein or, when price quotes are not readily available, the value of a futures contract purchased will be the bid price, and the value of a futures contract sold will be the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. For the UltraEurope ProFund futures contracts are valued at the last transaction price for the respective contracts that occur immediately prior to the close of each underlying stock market (the London Stock Exchange, the Frankfurt Stock Exchange and the Paris Bourse) (collectively, the "PEI exchanges") opens. For purposes of determining the net asset value per share of the UltraEurope ProFund the foreign exchange rates used will be the mean of the bid price and asked price for the respective foreign currency occurring immediately before the last underlying PEI exchange closes (normally, 11:30 a.m. Eastern time), on each day that all three PEI exchanges and the New York Stock Exchange are open. Effective June 26, 2000, the close of the regular trading on the Frankfurt Stock Exchange, one of the three exchanges tracked by the PEI, has been extended to 2:00 p.m. Eastern Time. Accordingly, the UltraEurope ProFund will be calculating daily share prices at 2:00 p.m. Eastern time. When market quotations are not readily available, securities and other assets held by the non-money market ProFunds are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees.
                                   Continued

PROFUNDS

                                 June 30, 2000
                                  (Unaudited)


  Valuation of securities held by the Portfolio is discussed in Note 1 of the notes to financial statements of the Portfolio, which are included elsewhere in this report.

  Repurchase Agreements

  Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor and, with respect to the Portfolio, Bankers Trust, will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds.

  The ProFunds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

  Short Sales

  The ProFunds (other than the Money Market ProFund) may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The ProFund maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

  Short sales involve elements of market risk and exposure to loss in excess of the amounts recognized on the Statement of Assets and Liabilities. This risk is unlimited as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short.

  Futures Contracts

  The ProFunds (other than the Money Market ProFund) may purchase (long) or sell (short) stock index futures contracts thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund may be required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. Unrealized gains and losses for futures traded on domestic exchanges are realized for tax purposes. When the contract is closed or offset, the ProFund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

  Index Options

  The ProFunds (other than the Money Market ProFund) may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All
                                   Continued

PROFUNDS
                  Notes to Financial Statements, (continued)
                                 June 30, 2000
                                  (Unaudited)

  settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The fund will realize a gain or loss upon the expiration or closing of the option transaction.

  Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

  Foreign Currency Transactions

  The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the UltraEurope ProFund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

  Securities Transactions and Related Income

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  Expenses

  Expenses directly attributable to a ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis. In addition, investors in Investor Shares will pay the expenses directly attributable to the Investor Shares as a class, and investors in Service Shares will pay the expenses directly attributable to the Service Shares as a class.

  The investment income and expenses of a ProFund (other than class specific expenses) and realized and unrealized gains and losses on investments of a ProFund, are allocated to each class of shares based upon relative net assets on the date income is earned or expenses are realized and unrealized gains and losses are incurred.

  Distributions to Shareholders

  The non-money market ProFunds will distribute net investment income and net realized gains, if any, at least once a year. The Money Market ProFund ordinarily (i) declares dividends of net investment income (and net short-term capital gains, if any) for shares of the Money Market ProFund on a daily basis and (ii) distributes such dividends to shareholders of the Money Market ProFund on a monthly basis. Net realized capital gains, if any, will be distributed annually.

  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital. The non-money market ProFunds utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.
                                   Continued

PROFUNDS
                  Notes to Financial Statements, (continued)
                                 June 30, 2000
                                  (Unaudited)


   Federal Income Tax

   Each of the ProFunds intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds intend to make timely distributions in order to avoid tax liability.

   Organization Costs

   Costs incurred by the Trust (excluding UltraEurope ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, and UltraJapan ProFund) in connection with its organization and registration under the 1940 Act and the Securities Act of 1933 have been deferred and are being amortized on the straight-line method over a five-year period beginning on the date on which each ProFund commenced its investment activities.

3. Shares of Beneficial Interest

   Transactions in shares of beneficial interest were as follows for the periods ended June 30, 2000 and December 31, 1999.

                                                 Bull ProFund
                            ---------------------------------------------------------
                                 Six months ended
                                   June 30, 2000                  Year ended
                                    (Unaudited)               December 31, 1999
                            ----------------------------  ---------------------------
                              Shares         Amount         Shares         Amount
                            -----------  ---------------  -----------  --------------
   Investor Shares Sold....  25,729,601  $ 1,825,878,798   16,563,296  $1,050,728,948
   Investor Shares
    Reinvested.............          --               --          677          53,238
   Investor Shares
    Redeemed............... (26,660,325)  (1,889,335,683) (15,097,252)   (950,378,703)
                            -----------  ---------------  -----------  --------------
    Net
     Increase/(Decrease)...    (930,724) $   (63,456,885)   1,466,721  $  100,403,483
                            ===========  ===============  ===========  ==============
   Service Shares Sold.....     698,374  $    48,880,450      809,336  $   52,184,718
   Service Shares
    Reinvested.............          --               --           63           4,495
   Service Shares
    Redeemed...............    (981,507)     (66,904,698)    (390,067)    (24,183,570)
                            -----------  ---------------  -----------  --------------
    Net
     Increase/(Decrease)...    (283,133) $   (18,024,248)     419,332  $   28,005,643
                            ===========  ===============  ===========  ==============

                                               UltraBull ProFund
                            ----------------------------------------------------------
                                 Six months ended
                                   June 30, 2000                  Year ended
                                    (Unaudited)                December 31, 1999
                            ----------------------------  ----------------------------
                              Shares         Amount         Shares         Amount
                            -----------  ---------------  -----------  ---------------
   Investor Shares Sold....  65,454,483  $ 1,441,984,466   84,010,898  $ 2,246,915,014
   Investor Shares
    Reinvested.............          --               --       34,857          818,420
   Investor Shares
    Redeemed............... (66,757,332)  (1,450,540,072) (78,692,708)  (2,192,537,404)
                            -----------  ---------------  -----------  ---------------
    Net
     Increase/(Decrease)...  (1,302,849) $    (8,555,606)   5,353,047  $    55,196,030
                            ===========  ===============  ===========  ===============
   Service Shares Sold.....  27,137,993  $   583,564,552   16,613,958  $   415,023,785
   Service Shares
    Reinvested.............          --               --       12,756          294,369
   Service Shares
    Redeemed............... (27,435,812)    (590,217,486) (13,760,378)    (360,205,295)
                            -----------  ---------------  -----------  ---------------
    Net
     Increase/(Decrease)...    (297,819) $    (6,652,934)   2,866,336  $    55,112,859
                            ===========  ===============  ===========  ===============

                                   Continued

PROFUNDS

                                 June 30, 2000
                                  (Unaudited)


                              UltraMid-Cap ProFund      UltraSmall-Cap ProFund
                            -------------------------  --------------------------
                            February 8, 2000 through   February 8, 2000 through
                                 June 30, 2000               June 30, 2000
                                  (Unaudited)                 (Unaudited)
                            -------------------------  --------------------------
                              Shares       Amount        Shares        Amount
                            ----------  -------------  -----------  -------------
   Investor Shares Sold....  5,961,911  $ 193,392,520   11,691,391  $ 333,750,832
   Investor Shares
    Reinvested.............         --             --           --             --
   Investor Shares
    Redeemed............... (5,395,139)  (173,587,152) (10,452,960)  (296,776,589)
                            ----------  -------------  -----------  -------------
    Net Increase...........    566,772  $  19,805,368    1,238,431  $  36,974,243
                            ==========  =============  ===========  =============
   Service Shares Sold.....  2,248,112  $  74,094,278    7,570,253  $ 206,429,456
   Service Shares
    Reinvested.............         --             --           --             --
   Service Shares
    Redeemed............... (2,047,951)   (66,602,078)  (7,194,413)  (192,653,368)
                            ----------  -------------  -----------  -------------
    Net Increase...........    200,161  $   7,492,200      375,840  $  13,776,088
                            ==========  =============  ===========  =============

                                               UltraOTC ProFund
                            ----------------------------------------------------------
                                 Six months ended
                                   June 30, 2000                  Year ended
                                    (Unaudited)                December 31, 1999
                            ----------------------------  ----------------------------
                              Shares         Amount         Shares         Amount
                            -----------  ---------------  -----------  ---------------
   Investor Shares Sold....  41,760,850  $ 4,036,702,080   56,874,804  $ 3,525,601,899
   Investor Shares
    Reinvested.............          --               --       53,319        5,226,051
   Investor Shares
    Redeemed............... (39,768,203)  (3,754,207,176) (46,631,576)  (3,172,429,452)
                            -----------  ---------------  -----------  ---------------
    Net Increase...........   1,992,647  $   282,494,904   10,296,547  $   358,398,498
                            ===========  ===============  ===========  ===============
   Service Shares Sold.....  12,219,720  $ 1,152,052,195   14,142,636  $   889,187,800
   Service Shares
    Reinvested.............          --               --        5,620          543,093
   Service Shares
    Redeemed............... (10,963,614)  (1,017,002,877) (13,036,834)    (874,396,852)
                            -----------  ---------------  -----------  ---------------
    Net Increase...........   1,256,106  $   135,049,318    1,111,422  $    15,334,041
                            ===========  ===============  ===========  ===============

                                          UltraEurope ProFund
                            --------------------------------------------------
                               Six months ended
                                 June 30, 2000        March 15, 1999 through
                                  (Unaudited)            December 31, 1999
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
                            ----------  ------------  ----------  ------------
   Investor Shares Sold....    613,718  $ 23,399,974     644,337  $ 20,016,054
   Investor Shares
    Reinvested.............         --            --          --            --
   Investor Shares
    Redeemed...............   (663,062)  (25,115,295)   (508,696)  (15,168,170)
                            ----------  ------------  ----------  ------------
    Net
     Increase/(Decrease)...    (49,344) $ (1,715,321)    135,641  $  4,847,884
                            ==========  ============  ==========  ============
   Service Shares Sold.....  1,506,383  $ 56,281,275   1,683,534  $ 51,609,871
   Service Shares
    Reinvested.............         --            --          --            --
   Service Shares
    Redeemed............... (1,960,610)  (72,042,241) (1,217,916)  (37,392,114)
                            ----------  ------------  ----------  ------------
    Net
     Increase/(Decrease)...   (454,227) $(15,760,966)    465,618  $ 14,217,757
                            ==========  ============  ==========  ============

                                   Continued

PROFUNDS

                                 June 30, 2000
                                  (Unaudited)


                                                         UltraJapan ProFund
                                                       ------------------------
                                                          February 8, 2000
                                                        through June 30, 2000
                                                             (Unaudited)
                                                       ------------------------
                                                         Shares       Amount
                                                       ----------  ------------
   Investor Shares Sold...............................  2,119,462  $ 55,429,133
   Investor Shares Reinvested.........................         --            --
   Investor Shares Redeemed........................... (1,891,553)  (49,181,336)
                                                       ----------  ------------
    Net Increase......................................    227,909  $  6,247,797
                                                       ==========  ============
   Service Shares Sold................................    496,625  $ 14,092,090
   Service Shares Reinvested..........................         --            --
   Service Shares Redeemed............................   (438,120)  (12,205,742)
                                                       ----------  ------------
    Net Increase......................................     58,505  $  1,886,348
                                                       ==========  ============

                                              Bear ProFund
                            ----------------------------------------------------
                                Six months ended
                                 June 30, 2000                Year ended
                                  (Unaudited)             December 31, 1999
                            -------------------------  -------------------------
                              Shares       Amount        Shares       Amount
                            ----------  -------------  ----------  -------------
   Investor Shares Sold....  6,777,434  $ 212,917,191   8,754,132  $ 302,799,527
   Investor Shares
    Reinvested.............         --             --       7,282        220,780
   Investor Shares
    Redeemed............... (6,548,359)  (204,561,270) (8,788,673)  (303,042,177)
                            ----------  -------------  ----------  -------------
    Net
     Increase/(Decrease)...    229,075  $   8,355,921     (27,259) $     (21,870)
                            ==========  =============  ==========  =============
   Service Shares Sold.....    173,520  $   5,433,067     376,703  $  10,204,267
   Service Shares
    Reinvested.............         --             --       4,482        134,578
   Service Shares
    Redeemed...............   (208,718)    (6,491,128)   (354,046)    (9,266,331)
                            ----------  -------------  ----------  -------------
    Net
     Increase/(Decrease)...    (35,198) $  (1,058,061)     27,139  $   1,072,514
                            ==========  =============  ==========  =============

                                             UltraBear ProFund
                            ------------------------------------------------------
                                Six months ended
                                  June 30, 2000                Year ended
                                   (Unaudited)              December 31, 1999
                            --------------------------  --------------------------
                              Shares        Amount        Shares        Amount
                            -----------  -------------  -----------  -------------
   Investor Shares Sold....  23,732,885  $ 530,972,286   40,503,312  $ 932,204,256
   Investor Shares
    Reinvested.............          --             --       49,333      1,060,664
   Investor Shares
    Redeemed............... (24,150,341)  (535,252,010) (39,902,138)  (899,455,063)
                            -----------  -------------  -----------  -------------
    Net
     Increase/(Decrease)...    (417,456) $  (4,279,724)     650,507  $  33,809,857
                            ===========  =============  ===========  =============
   Service Shares Sold.....   6,497,685  $ 149,792,880    7,464,854  $ 166,455,420
   Service Shares
    Reinvested.............          --             --        2,993         64,939
   Service Shares
    Redeemed...............  (6,413,722)  (144,295,529)  (7,363,033)  (160,368,800)
                            -----------  -------------  -----------  -------------
    Net Increase...........      83,963  $   5,497,351      104,814  $   6,151,559
                            ===========  =============  ===========  =============

                                   Continued

PROFUNDS

                                 June 30, 2000
                                  (Unaudited)


                                           UltraShort OTC ProFund
                            -------------------------------------------------------
                                 Six months ended
                                  June 30, 2000                 Year ended
                                   (Unaudited)               December 31, 1999
                            ---------------------------  --------------------------
                               Shares        Amount        Shares        Amount
                            ------------  -------------  ----------  --------------
   Investor Shares Sold....  113,504,478  $ 998,494,848   9,472,966  $1,075,314,031
   Investor Shares
    Reinvested.............           --             --      27,596       1,277,016
   Investor Shares
    Redeemed............... (112,822,974)  (948,633,647) (8,748,419)   (945,055,249)
                            ------------  -------------  ----------  --------------
    Net Increase...........      681,504  $  49,861,201     752,143  $  131,535,798
                            ============  =============  ==========  ==============
   Service Shares Sold.....    7,098,912  $  49,761,917     500,066  $   56,222,829
   Service Shares
    Reinvested.............           --             --         356          16,628
   Service Shares
    Redeemed...............   (7,088,665)   (47,193,409)   (482,157)    (53,136,599)
                            ------------  -------------  ----------  --------------
    Net Increase...........       10,247  $   2,568,508      18,265  $    3,102,858
                            ============  =============  ==========  ==============

                                                Money Market ProFund
                            ----------------------------------------------------------------
                                   Six months ended
                                    June 30, 2000                      Year ended
                                     (Unaudited)                   December 31, 1999
                            -------------------------------  -------------------------------
                                Shares          Amount           Shares          Amount
                            --------------  ---------------  --------------  ---------------
   Investor Shares Sold....  5,688,627,590  $ 5,688,627,590   4,694,847,550  $ 4,694,847,550
   Investor Shares
    Reinvested.............      6,815,825        6,815,825       6,026,684        6,026,684
   Investor Shares
    Redeemed............... (5,600,713,860)  (5,600,713,860) (4,564,352,288)  (4,564,352,288)
                            --------------  ---------------  --------------  ---------------
    Net Increase...........     94,729,555  $    94,729,555     136,521,946  $   136,521,946
                            ==============  ===============  ==============  ===============
   Service Shares Sold.....  1,624,630,524  $ 1,624,630,524   1,203,276,297  $ 1,203,276,297
   Service Shares
    Reinvested.............      2,123,821        2,123,821       1,906,908        1,906,908
   Service Shares
    Redeemed............... (1,589,446,091)  (1,589,446,091) (1,112,647,627)  (1,112,647,627)
                            --------------  ---------------  --------------  ---------------
    Net Increase...........     37,308,254  $    37,308,254      92,535,578  $    92,535,578
                            ==============  ===============  ==============  ===============

4. Investment Advisory Fees, Administration Fees and Other Related Party Transactions

   The non-money market ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the non-money market ProFunds (excluding UltraEurope and UltraJapan ProFund) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund, of 0.75%. The UltraEurope and UltraJapan ProFunds each pay the Advisor a fee at an annualized rate, based on the average daily net assets of 0.90%.

   For its services as Administrator, each ProFund pays BISYS an annual fee ranging from 0.15% of average daily net assets of $0 to $300 million to 0.05% of average daily net assets of $1 billion and over. Concord Financial Group, Inc., an affiliate of BISYS, serves as the Trust's distributor and principal underwriter and receives no compensation from the ProFunds for such services. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds, for which it receives additional fees. Additionally, ProFunds, BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters.

   ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each non-money market ProFund will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets. Under this agreement, ProFund Advisors LLC may receive up to 0.35% of the Money Market ProFund's average daily net assets for providing feeder fund management and administrative services to the Money Market ProFund.

   Each ProFund has adopted a Shareholder Services Plan (the "Plan") and related agreement ("Shareholder Services Agreement"). The Plan provides that each ProFund will make payments to Authorized Firms in amount up to 1.00% (on an annual basis) of the average net assets of such ProFund's Service class of shares attributable to or held in the name of an
                                   Continued

PROFUNDS

                  Notes to Financial Statements, (concluded)
                                 June 30, 2000
                                  (Unaudited)

   Authorized Firm for its clients. The Plan provides that the fee will be paid to registered investment advisors, banks, trust companies and other financial organizations for providing account administration and other services to their clients who are beneficial owners of such shares.

   Certain Trustees of the Trust are Officers of ProFund Advisors LLC and are compensated for such services.

5. Securities Transactions

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six months ended June 30, 2000 were as follows:

                                                    Purchases        Sales
                                                  -------------- --------------
   Bull ProFund.................................. $1,433,715,129 $1,503,269,872
   UltraBull ProFund............................. $  857,889,692 $  885,130,557
   UltraMid-Cap ProFund.......................... $  216,434,371 $  193,255,934
   UltraSmall-Cap ProFund........................ $  392,871,755 $  348,608,960
   UltraOTC ProFund.............................. $4,628,338,294 $4,440,850,791
   UltraEurope ProFund........................... $   40,613,120 $   46,406,574
   UltraJapan ProFund............................ $    2,471,088 $    2,469,946
   Bear ProFund.................................. $    1,194,691 $    1,194,139
   UltraBear ProFund............................. $   26,590,097 $   26,577,817
   UltraShort OTC ProFund........................ $   67,577,268 $   67,546,058

Cash Management Portfolio                      Schedule of Portfolio Investments
(Unaudited)                                                        June 30, 2000

Eurodollar Certificates of Deposit (5.4%)
                                                       Principal
                                                         Amount       Value
                                                      ------------ ------------
Barclays Bank,
 6.64%, 8/9/00....................................... $ 45,000,000 $ 45,000,000
Cariplo Bank,
 6.26%, 7/19/00......................................   40,000,000   40,000,175
Credit Agricole Indosuez SA,
 6.15%, 7/21/00......................................   50,000,000   50,000,121
Halifax PLC,
 6.24%, 7/11/00......................................  100,000,000  100,000,000
International Nederlander Bank:
 6.26%, 8/3/00.......................................   35,000,000   35,000,000
 6.45%, 12/7/00......................................   30,000,000   30,000,000
Landesbank Baden Wurttemberg,
 6.245%, 7/19/00.....................................   40,000,000   40,000,088
Norddeutsche Landesbank Girozentrale,
 6.74%, 8/18/00......................................   60,000,000   60,000,754
Westdeutsche Landesbank Girozentrale,
 6.73%, 9/29/00......................................   20,000,000   20,000,000
                                                                   ------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
 (Amortized Cost $420,001,138)                                      420,001,138
                                                                   ------------
Yankee Certificates of Deposit (5.8%)
Bank of Austria,
 6.55%, 1/31/01......................................   10,000,000    9,997,241
Bank of Nova Scotia,
 6.71%, 2/22/01......................................   25,000,000   24,993,917
Banque Nationale de Paris,
 6.70%, 2/20/01......................................   20,000,000   19,993,972
Canadian Imperial Bank of Commerce:
 6.57%, 7/10/00......................................   20,000,000   20,000,000
 6.60%, 7/19/00......................................  100,000,000  100,000,000
 6.74%, 9/19/00......................................   50,000,000   50,002,130
 6.74%, 9/19/00......................................   63,000,000   63,000,000
 6.75%, 9/19/00......................................   30,000,000   30,000,000
Commerzbank AG,
 6.70%, 2/20/01......................................   20,000,000   19,993,972
Paribas SA,
 6.22%, 7/6/00.......................................   40,000,000   39,999,931
Royal Bank of Canada,
 5.70%, 7/3/00.......................................    5,000,000    5,000,000
Societe Generale,
 6.81%, 4/17/01......................................   32,000,000   32,004,483
Svenska Handelsbanken A.B.,
 6.77%, 3/21/01......................................   35,000,000   34,990,506
                                                                   ------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
 (Amortized Cost $449,976,152)                                      449,976,152
                                                                   ------------

Certificates of Deposit (2.0)%
                                                       Principal
                                                         Amount       Value
                                                      ------------ ------------
Bank of America:
 6.77%, 8/22/00...................................... $ 40,000,000 $ 40,000,000
 6.73%, 9/13/00......................................   50,000,000   50,000,000
 7.05%, 12/1/00......................................   45,000,000   45,000,000
First Union Bank,
 6.95%, 10/23/00.....................................   20,000,000   20,000,000
                                                                   ------------
TOTAL CERTIFICATES OF DEPOSIT
 (Amortized Cost $155,000,000)                                      155,000,000
                                                                   ------------
Eurodollar Time Deposits (7.4%)
Bank of Scotland:
 6.25%, 7/12/00......................................   40,000,000   40,000,000
 6.58%, 8/7/00.......................................   50,000,000   50,000,000
Banque Bruxelles Lambert,
 6.50%, 10/6/00......................................   25,000,000   25,000,000
Commerzbank AG, 7.04%, 11/20/00......................   30,000,000   30,000,000
KBC Bank,
 7.00%, 7/5/00.......................................   50,000,000   50,000,000
Landesbank Baden Wurttemberg:
 6.25%, 7/3/00.......................................   50,000,000   50,000,000
 6.17%, 7/18/00......................................   25,000,000   25,000,000
 6.38%, 9/21/00......................................   40,000,000   40,000,000
 6.97%, 11/20/00.....................................   25,000,000   25,000,000
 7.03%, 11/27/00.....................................   35,000,000   35,000,000
Norddeutsche Landesbank Girozentrale,
 6.95%, 12/6/00......................................   40,000,000   40,000,000
Norwest Minnesota N.A.,
 6.906%, 7/5/00......................................   50,000,000   50,000,000
Paribas SA,
 6.50%, 10/6/00......................................   40,000,000   40,000,000
PNC Bank,
 7.125%, 7/3/00......................................   66,257,300   66,257,300
Svenska Handelsbanken A.B.,
 6.48%, 10/13/00.....................................   11,000,000   11,000,000
                                                                   ------------
TOTAL EURODOLLAR TIME DEPOSITS
 (Amortized Cost $577,257,300)                                      577,257,300
                                                                   ------------
Floating Rate Notes (23.8%)
Abbey National Treasury Services PLC,
 Monthly Variable Rate,
 6.551%, 6/15/01.....................................   40,000,000   39,970,377
American Express Centurion Bank,
 Monthly Variable Rate,
 6.60%, 5/9/01.......................................  100,000,000  100,000,000
Asset Securitization Cooperative Corp.,
 Monthly Variable Rate,
 6.56%, 1/12/01......................................   70,000,000   69,991,940
Associates Corp. of North America,
 Monthly Variable Rate,
 6.55%, 3/16/01......................................   15,000,000   14,991,615

              See accompanying notes to the financial statements.

Cash Management Portfolio                      Schedule of Portfolio Investments
(Unaudited)                                                        June 30, 2000

Floating Rate Notes, continued
                                                       Principal
                                                         Amount       Value
                                                      ------------ ------------
AT&T Capital Corp.,
 Quarterly Variable Rate,
 6.971%, 12/1/00..................................... $ 20,000,000 $ 20,060,016
AT&T Corp.,
 Monthly Variable Rate:
 6.566%, 3/8/01......................................   83,000,000   82,981,644
 6.639%, 6/14/01.....................................   30,000,000   30,000,000
 Quarterly Variable Rate,
 6.683%, 8/7/00......................................   17,000,000   17,000,318
Bank of America Corp.,
 Daily Variable Rate,
 6.90%, 1/25/01......................................   20,000,000   20,000,000
Bank of Scotland,
 Monthly Variable Rate,
 6.591%, 4/25/01.....................................   50,000,000   49,988,079
 Quarterly Variable Rate,
 6.829%, 3/5/01......................................   15,000,000   14,999,387
Bayerische Landesbank Girozentrale,
 Monthly Variable Rate:
 6.595%, 11/9/00.....................................   50,000,000   49,995,300
 6.585%, 2/28/01.....................................   35,000,000   34,988,766
 6.594%, 3/1/01......................................   25,000,000   24,991,927
 6.614%, 5/30/01.....................................  100,000,000   99,964,442
Bayerische Hypo-und Vereinsbank AG,
 Monthly Variable Rate,
 6.566%, 2/26/01.....................................   50,000,000   49,984,044
Bear Stearns Cos., Inc.,
 Monthly Variable Rate,
 6.60%, 9/12/00......................................   30,000,000   30,000,000
Chase Manhattan Bank,
 Quarterly Variable Rate,
 7.01%, 11/17/00.....................................    5,000,000    5,005,605
Citigroup, Inc.,
 Monthly Variable Rate,
 6.605%, 6/6/01......................................  100,000,000  100,000,000
Comerica Bank,
 Monthly Variable Rate,
 6.581%, 4/20/01.....................................   35,000,000   34,989,042
Commerzbank AG,
 Monthly Variable Rate:
 6.591%, 4/20/01.....................................   75,000,000   74,982,396
 6.601%, 4/26/01.....................................   25,000,000   24,994,019
Compass Securitization LLC,
 Monthly Variable Rate,
 6.783%, 10/16/00....................................   25,000,000   24,998,937
Credit Suisse First Boston, Inc.,
 Daily Variable Rate,
 7.305%, 2/20/01.....................................   25,000,000   24,998,428
First Union Bank,
 Daily Variable Rate,
 7.475%, 10/27/00....................................   35,000,000   35,000,000
Ford Motor Credit Corp.,
 Quarterly Variable Rate,
 6.898%, 11/27/00....................................   10,000,000   10,002,665

Floating Rate Notes, continued
                                                     Principal
                                                       Amount        Value
                                                    ------------ --------------
Goldman Sachs & Co.,
 Quarterly Variable Rate:
 6.711%, 1/8/01.................................... $ 41,450,000 $   41,542,703
 6.714%, 1/16/01...................................   35,000,000     35,061,618
 6.49%, 1/25/01....................................   40,000,000     40,041,064
Household Finance Corp.,
 Daily Variable Rate,
 7.10%, 9/14/00....................................   20,000,000     20,006,172
J.P. Morgan & Co., Inc.,
 Monthly Variable Rate:
 6.64%, 3/16/01....................................   30,000,000     30,000,000
 6.633%, 6/6/01....................................   35,000,000     35,000,000
Merrill Lynch & Co., Inc.,
 Monthly Variable Rate:
 6.629%, 4/17/01...................................   55,000,000     54,995,385
 6.629%, 4/18/01...................................   50,000,000     49,996,119
 Quarterly Variable Rate:
 6.58%, 1/12/01....................................   15,000,000     15,027,226
 6.959%, 3/5/01....................................   25,000,000     25,022,508
Morgan Stanley Dean Witter, Inc.,
 Monthly Variable Rate:
 6.65%, 1/29/01....................................   75,000,000     75,000,000
 6.63%, 3/16/01....................................   45,000,000     45,000,000
 Quarterly Variable Rate:
 6.854%, 2/16/01...................................   20,000,000     20,017,114
 6.92%, 2/23/01....................................   16,500,000     16,512,195
National Rural Utilities CFC,
 Quarterly Variable Rate,
 6.77%, 6/15/01....................................   15,000,000     15,000,000
Norwest Bank of Minnesota, N.A.,
 Monthly Variable Rate,
 6.643%, 9/7/00....................................   25,000,000     24,997,339
PNC Bank,
 Monthly Variable Rate,
 6.585%, 7/12/00...................................   25,000,000     24,999,757
SBC Communications, Inc.,
 Quarterly Variable Rate:
 6.325%, 5/1/01....................................   50,000,000     50,000,000
 6.684%, 5/15/01...................................   30,000,000     29,997,469
Societe Generale,
 Monthly Variable Rate,
 6.594%, 1/19/01...................................   50,000,000     49,983,751
Toyota Motor Credit Corp.,
 Quarterly Variable Rate,
 6.46%, 10/25/00...................................   17,000,000     17,007,426
Westdeutsche Landesbank Girozentrale,
 Monthly Variable Rate,
 6.571%, 2/26/01...................................   45,000,000     44,985,639
                                                                 --------------
TOTAL FLOATING RATE NOTES
 (Amortized Cost $1,845,072,432)                                  1,845,072,432
                                                                 --------------

              See accompanying notes to the financial statements.

Cash Management Portfolio                      Schedule of Portfolio Investments
(Unaudited)                                                        June 30, 2000

Commercial Paper (52.2)%
                                                       Principal
                                                         Amount       Value
                                                      ------------ ------------
Aegon Funding Corporation:
 6.60%, 9/5/00....................................... $ 33,000,000 $ 32,612,800
 6.17%, 9/6/00.......................................   50,000,000   49,442,986
 6.18%, 9/18/00......................................   30,000,000   29,603,450
 6.20%, 12/1/00......................................   33,000,000   32,141,817
Alcoa, Inc.,
 6.62%, 8/2/00.......................................   40,000,000   39,779,333
Asset Portfolio Funding Corp.,
 6.70%, 12/6/00......................................   32,166,000   31,232,114
Associates First Capital Corp.,
 6.60%, 9/14/00......................................   30,000,000   29,598,500
AT&T Corp.,
 6.69%, 9/5/00.......................................   50,000,000   49,405,333
BAE Systems Holdings, Inc.:
 6.60%, 8/10/00......................................   45,000,000   44,686,500
 6.66%, 8/21/00......................................   40,000,000   39,637,400
Bank of America Corp.:
 6.06%, 8/9/00.......................................   40,000,000   39,750,867
 6.10%, 9/8/00.......................................   22,000,000   21,750,239
 6.26%, 10/3/00......................................   20,000,000   19,680,044
 6.68%, 12/4/00......................................   35,000,000   33,999,856
Bavaria Trust Corp.:
 6.55%, 7/11/00......................................  100,000,000   99,854,444
 6.605%, 7/26/00.....................................   24,275,000   24,172,563
Bell Atlantic Network Funding,
 6.53%, 7/21/00......................................   39,000,000   38,872,665
British Telecommunications PLC:
 6.17%, 7/17/00......................................   40,000,000   39,904,022
 6.08%, 9/1/00.......................................   25,000,000   24,746,667
 6.27%, 10/11/00.....................................   20,000,000   19,651,667
 6.25%, 10/12/00.....................................   25,000,000   24,561,632
 6.69%, 11/8/00......................................   68,000,000   66,381,227
 6.69%, 11/13/00.....................................   15,000,000   14,629,262
 6.22%, 12/4/00......................................   45,000,000   43,802,650
Compass Sercuritization LLC:
 6.61%, 7/3/00.......................................   15,135,000   15,135,000
 6.60%, 7/5/00.......................................  100,000,000   99,963,333
 6.57%, 7/10/00......................................   70,000,000   69,910,575
 6.55%, 7/11/00......................................   41,490,000   41,429,609
 6.62%, 7/25/00......................................   15,000,000   14,939,317
Corporate Asset Funding Co., Inc.:
 6.61%, 8/21/00......................................   45,000,000   44,595,137
 6.64%, 8/22/00......................................   10,000,000    9,907,778
Corporate Receivables Corp.:
 6.53%, 7/17/00......................................   35,000,000   34,911,119
 6.60%, 8/1/00.......................................   65,000,000   64,654,417
 6.60%, 8/2/00.......................................   30,000,000   29,835,000
 6.65%, 8/21/00......................................   30,000,000   29,728,458
Credit Suisse First Boston, Inc.:
 6.63%, 8/7/00.......................................   50,000,000   49,677,708
 6.60%, 8/10/00......................................   32,000,000   31,777,050
 6.65%, 8/23/00......................................   40,000,000   39,623,167
 6.60%, 9/5/00.......................................   34,500,000   34,095,200
Delaware Funding Corp.,
 6.59%, 7/20/00......................................   50,000,000   49,844,403
Den Danske Corp.:
 6.68%, 11/13/00.....................................   33,000,000   32,185,597
 6.71%, 12/6/00......................................   20,000,000   19,418,467

Commercial Paper, continued
                                                        Principal
                                                          Amount       Value
                                                       ------------ ------------
Diageo Capital PLC,
 6.90%, 7/5/00.......................................  $ 30,000,000 $ 29,988,500
Edison Asset Security LLC,
 6.60%, 8/4/00.......................................    40,000,000   39,765,333
Fortis Bank:
 6.64%, 8/10/00......................................    25,000,000   24,824,778
 6.08%, 9/1/00.......................................    40,000,000   39,594,667
 6.69%, 12/12/00.....................................    23,600,000   22,889,522
France Telecom SA:
 6.54%, 7/17/00......................................    30,000,000   29,923,700
 6.64%, 8/1/00.......................................    60,000,000   59,678,865
 6.57%, 8/7/00.......................................    17,300,000   17,189,496
 6.58%, 8/11/00......................................    35,000,000   34,750,508
 6.60%, 9/12/00......................................    40,000,000   39,479,333
 6.62%, 9/15/00......................................    37,383,000   36,874,300
 6.62%, 9/18/00......................................    25,000,000   24,646,014
General Electric Financial Assurance Holdings, Inc.,
 6.84%, 7/6/00.......................................    55,000,000   54,968,650
General Electric Capital Corp. International Funding,
 Inc.:
 6.90%, 7/5/00.......................................    37,633,000   37,618,574
 6.54%, 7/12/00......................................    18,000,000   17,970,570
 6.63%, 8/3/00.......................................    20,000,000   19,885,817
 6.59%, 8/15/00......................................    45,000,000   44,645,787
 6.58%, 8/16/00......................................    50,000,000   49,597,889
 6.65%, 8/24/00......................................    40,000,000   39,615,778
 6.61%, 9/11/00......................................    25,000,000   24,678,681
Glaxo Wellcome PLC,
 6.60%, 9/29/00......................................    16,900,000   16,627,347
Goldman Sachs & Co.:
 6.65%, 8/7/00.......................................    29,000,000   28,812,507
 6.09%, 8/22/00......................................    75,000,000   74,365,625
 6.68%, 9/18/00......................................    85,000,000   83,785,539
Greyhawk Funding LLC:
 6.13%, 7/5/00.......................................    10,000,000    9,996,594
 6.55%, 7/24/00......................................    72,000,000   71,724,900
 6.58%, 8/8/00.......................................    50,000,000   49,671,000
 6.59%, 8/15/00......................................    45,000,000   44,645,787
 6.61%, 9/15/00......................................    20,000,000   19,728,256
Invensys PLC,
 6.62%, 8/11/00......................................    20,000,000   19,856,567
Mellon Financial Corp.,
 6.62%, 7/24/00......................................    25,000,000   24,903,458
Merck & Co.,
 6.80%, 7/7/00.......................................    75,000,000   74,943,333
Merrill Lynch & Co., Inc.:
 6.15%, 7/10/00......................................    53,000,000   52,936,621
 6.13%, 7/17/00......................................    53,000,000   52,873,654
Moriarty Ltd.,
 6.20%, 9/25/00......................................    30,000,000   29,566,000
National Rural Utilities CFC:
 6.13%, 7/17/00......................................    20,000,000   19,952,322
 6.62%, 8/15/00......................................    15,000,000   14,881,392
 6.08%, 9/6/00.......................................    25,000,000   24,725,556
 6.15%, 9/19/00......................................    30,000,000   29,600,250
 6.09%, 9/22/00......................................    15,000,000   14,794,462

              See accompanying notes to the financial statements.

Cash Management Portfolio                      Schedule of Portfolio Investments
(Unaudited)                                                        June 30, 2000

Commerical Paper, continued
                                                      Principal
                                                        Amount        Value
                                                     ------------ -------------
Province of Quebec:
 6.09%, 8/10/00..................................... $ 30,000,000 $   29,807,150
 6.09%, 8/17/00.....................................   15,000,000     14,885,812
Receivables Capital Corp.:
 6.59%, 8/9/00......................................   30,000,000     29,796,808
 6.61%, 9/5/00......................................   70,000,000     69,177,422
Salomon Smith Barney Holdings, Inc.:
 6.54%, 7/14/00.....................................   60,000,000     59,880,100
 6.52%, 8/1/00......................................   50,000,000     49,737,389
SBC Communications, Inc.,
 6.75%, 7/10/00.....................................   70,000,000     69,908,125
Sheffield Receivables Corp.:
 6.60%, 7/14/00.....................................   20,000,000     19,959,667
 6.61%, 7/17/00.....................................   50,900,000     50,769,353
 6.67%, 7/26/00.....................................   74,000,000     73,684,657
 6.59%, 8/4/00......................................   37,900,000     37,677,990
 6.60%, 8/7/00......................................   40,000,000     39,743,333
 6.65%, 9/5/00......................................   33,000,000     32,609,867
Toyota Motor Credit Corp.,
 6.05%, 8/28/00.....................................   15,000,000     14,858,833
Tulip Funding Corp.:
 6.55%, 7/10/00.....................................   40,000,000     39,949,056
 6.61%, 7/17/00.....................................   11,724,000     11,693,863
 6.61%, 7/19/00.....................................   36,044,000     35,938,111
 6.66%, 7/28/00.....................................   20,000,000     19,907,500
 6.65%, 9/26/00.....................................   90,000,000     88,586,875
 6.65%, 9/27/00.....................................   35,000,000     34,443,986
Volkswagen of America, Inc.,
 6.56%, 8/15/00.....................................   25,000,000     24,804,111
Wells Fargo Bank,
 6.58%, 8/23/00.....................................   50,000,000     49,533,917
Windmill Funding Corp.:
 6.53%, 7/14/00                                        25,000,000     24,950,118
 6.65%, 7/20/00.....................................   40,000,000     39,874,389
 6.58%, 7/24/00.....................................   15,000,000     14,942,425
 6.60%, 8/7/00......................................   25,000,000     24,839,583
                                                                  --------------
TOTAL COMMERCIAL PAPER
 (Amortized Cost $4,050,467,745)                                   4,050,467,745
                                                                  --------------

Funding Agreements (2.8%)
                                                      Principal
                                                       Amount        Value
                                                     ----------- --------------
Allstate Life Insurance,
 Quarterly Variable Rate,/1,2/
 6.868%, 7/2/01..................................... $45,000,000 $   45,000,000
First Allmerica Financial Life Insurance,
 Quarterly Variable Rate,/1,2/
 6.97%, 1/29/01.....................................  45,000,000     45,000,000
GE Life and Annuity Assurance Co.,
 Quarterly Variable Rate:/1,2/
 6.721%, 9/1/00.....................................  40,000,000     40,000,000
 6.91%, 3/1/01......................................  20,000,000     20,000,000
Travelers Insurance Co,
 Quarterly Variable Rate:/1,2/
 6.35%, 2/23/01.....................................  40,000,000     40,000,000
 6.36%, 4/2/01......................................  30,000,000     30,000,000
                                                                 --------------
TOTAL FUNDING AGREEMENTS
 (Amortized Cost $220,000,000)......................                220,000,000
                                                                 --------------

Government Agency (0.2)%
Federal National Mortgage Association,
 6.35%, 2/2/01...................................... 15,000,000      14,990,703
                                                                 --------------
TOTAL GOVERNMENT AGENCY
 (Amortized Cost $14,990,703).......................                 14,990,703
                                                                 --------------
TOTAL INVESTMENTS
 (Amortized Cost $7,732,765,470)....................       99.6% $7,732,765,470
OTHER ASSETS IN EXCESS OF LIABILITIES...............        0.4      30,004,558
                                                     ----------  --------------
NET ASSETS..........................................      100.0% $7,762,770,028
                                                     ==========  ==============

-----
/1/Illiquid security.
/2/Funding agreement subject to a thirty or ninety day demand feature.
              See accompanying notes to the financial statements.

Cash Management Portfolio
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2000

Assets
 Investments, at value (Amortized Cost $7,732,765,470)..........  $7,732,765,470
 Interest Receivable............................................      30,035,483
 Cash...........................................................       1,328,675
                                                                  --------------
 Total Assets...................................................   7,764,129,628
                                                                  --------------
Liabilities
 Due to Bankers Trust...........................................       1,352,578
 Accrued Expenses and Other.....................................           7,022
                                                                  --------------
 Total Liabilities..............................................       1,359,600
                                                                  --------------
Net Assets......................................................  $7,762,770,028
                                                                  ==============
Composition of Net Assets
 Paid-in Capital................................................  $7,762,770,028
                                                                  --------------
Net Assets......................................................  $7,762,770,028
                                                                  ==============

 Statement of Operations
                                          For the six months ended June 30, 2000

Investment Income
 Interest........................................................  $256,211,908
                                                                   ------------
Expenses
 Advisory Fees...................................................     6,212,853
 Administration and Services Fees................................     2,070,951
 Professional Fees...............................................        24,256
 Trustees Fees...................................................         2,011
 Miscellaneous...................................................        22,830
                                                                   ------------
 Total Expenses..................................................     8,332,901
 Less: Fee Waivers and/or Expense Reimbursements.................      (877,477)
                                                                   ------------
 Net Expenses....................................................     7,455,424
                                                                   ------------
Net Investment Income............................................   248,756,484
Net Realized Gain from Investment Transactions...................       103,564
                                                                   ------------
Net Increase In Net Assets from Operations.......................  $248,860,048
                                                                   ============

              See accompanying notes to the financial statements.

Cash Management Portfolio

 Statements of Changes in Net Assets

                                               For the            For the
                                           six months ended     year ended
                                           June 30, 2000/1/  December 31, 1999
                                           ----------------  -----------------
Increase (Decrease) in Net Assets from:
Operations
 Net Investment Income.................... $    248,756,484  $    356,274,468
 Net Realized Gain from Investment
  Transactions............................          103,564           441,562
                                           ----------------  ----------------
Net Increase in Net Assets from
 Operations...............................      248,860,048       356,716,030
                                           ----------------  ----------------
Capital Transactions
 Proceeds from Capital Invested...........   25,538,301,927    39,802,568,271
 Value of Capital Withdrawn...............  (24,125,109,313)  (39,522,819,924)
                                           ----------------  ----------------
Net Increase in Net Assets from Capital
 Transactions.............................    1,413,192,614       279,748,347
                                           ----------------  ----------------
Total Increase in Net Assets..............    1,662,052,662       636,464,377
Net Assets
 Beginning of Period......................    6,100,717,366     5,464,252,989
                                           ----------------  ----------------
 End of Period............................ $  7,762,770,028  $  6,100,717,366
                                           ================  ================

-----
/1/Unaudited.
              See accompanying notes to the financial statements.

Cash Management Portfolio

 Financial Highlights

Contained below are selected supplemental data and ratios to average net assets for each period indicated for the Cash Management Portfolio.

                                                      For the years ended December 31,
                                           ----------------------------------------------------------
                             For the
                         six months ended
                         June 30, 2000/1/     1999        1998        1997        1996        1995
                         ----------------  ----------  ----------  ----------  ----------  ----------
Supplemental Data and
 Ratios:
Net Assets, End of
 Period
 (000s omitted).........    $7,762,770     $6,100,717  $5,464,253  $4,039,725  $3,261,910  $2,615,932
Ratios to Average Net
 Assets:
 Net Investment Income..          6.08%/2/       5.04%       5.37%       5.43%       5.27%       5.77%
 Expenses After
  Waivers...............          0.18%/2/       0.18%       0.18%       0.18%       0.18%       0.18%
 Expenses Before
  Waivers...............          0.20%/2/       0.20%       0.20%       0.20%       0.20%       0.20%

-----
/1/Unaudited.
/2/Annualized.

Cash Management Portfolio

                         Notes to Financial Statements
                                 June 30, 2000
                                  (Unaudited)

Note 1--Organization and Significant Accounting Policies.

A. Organization

   The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and began operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Valuation of Securities

   Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

C. Securities Transactions and Interest Income

   Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

   All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Repurchase Agreements

   The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio requires the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

   Each Portfolio may enter into tri-party repurchase agreements with broker-dealers, and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

E. Federal Income Taxes

   The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

   The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

   The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets.

   Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Portfolio through April 30, 2001, to the extent necessary, to limit all expenses to .18% of the average daily net assets of the Portfolio.

   In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses incurred in prior years.

   At June 30, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2000.

ProFunds(SM)

   Post Office Mailing Address for Investments
       P.O. Box 182800
       Columbus, OH 43218-2800

   Phone Numbers
       For Financial Professionals: (888) PRO-5717   [(888) 776-5717]
       For All Others:              (888) PRO-FNDS   [(888) 776-3637]
       Or:                          (614) 470-8122
       Fax Number:                  (800) 782-4797

   Website Address
       www.profunds.com






This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.




[PROFUNDS LOGO]
 ProFunds(SM)
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